UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Health Care Portfolio

May 31, 2013

1.802174.109

HEA-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 32.7%
Biotechnology - 32.7%
Achillion Pharmaceuticals, Inc. (a)	1,600,000	$ 13,344,000
Acorda Therapeutics, Inc. (a)	200,000	6,690,000
Alexion Pharmaceuticals, Inc. (a)	905,000	88,273,700
Amgen, Inc.	2,400,000	241,272,000
Biogen Idec, Inc. (a)	200,000	47,498,000
BioMarin Pharmaceutical, Inc. (a)	660,000	41,382,000
Biovitrum AB (a)	1,700,000	10,574,709
Cubist Pharmaceuticals, Inc. (a)	250,000	13,737,500
Discovery Laboratories, Inc. (a)(d)	2,275,700	4,073,503
Dynavax Technologies Corp. (a)	1,800,000	4,698,000
Genomic Health, Inc. (a)	436,500	15,923,520
Gilead Sciences, Inc. (a)	4,865,000	265,045,202
Grifols SA ADR	1,200,000	32,712,000
Infinity Pharmaceuticals, Inc. (a)	450,000	12,127,500
Insmed, Inc. (a)	264,994	3,556,219
Intercept Pharmaceuticals, Inc.	83,260	2,784,214
InterMune, Inc. (a)	1,000,000	9,880,000
Lexicon Pharmaceuticals, Inc. (a)	3,500,000	8,365,000
Medivation, Inc. (a)	690,000	33,506,400
Merrimack Pharmaceuticals, Inc. (a)	500,000	2,770,000
Momenta Pharmaceuticals, Inc. (a)	600,000	7,896,000
Neurocrine Biosciences, Inc. (a)	1,280,000	16,550,400
NPS Pharmaceuticals, Inc. (a)	800,000	12,600,000
Onyx Pharmaceuticals, Inc. (a)	770,000	73,496,500
Puma Biotechnology, Inc. (a)	320,000	12,457,600
Regeneron Pharmaceuticals, Inc. (a)	280,000	67,723,600
Spectrum Pharmaceuticals, Inc.	900,000	7,389,000
Synageva BioPharma Corp. (a)	130,000	5,358,600
Synta Pharmaceuticals Corp. (a)	600,000	4,428,000
Targacept, Inc. (a)	1,000,000	5,630,000
Theravance, Inc. (a)(d)	400,000	14,016,000
ZIOPHARM Oncology, Inc. (a)(d)	2,000,000	4,380,000
		1,090,139,167
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	900,000	17,037,000
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
CVS Caremark Corp.	900,000	51,822,000
HEALTH CARE EQUIPMENT & SUPPLIES - 10.0%
Health Care Equipment - 8.5%
Boston Scientific Corp. (a)	11,800,000	109,032,000
Cardiovascular Systems, Inc. (a)	500,000	10,275,000
CONMED Corp.	600,000	19,758,000
Covidien PLC	300,000	19,080,000
Genmark Diagnostics, Inc. (a)	1,342,600	20,004,740
HeartWare International, Inc. (a)(d)	90,000	8,214,300
Insulet Corp. (a)	637,400	19,032,764

	Shares	Value
Intuitive Surgical, Inc. (a)	22,000	$ 10,945,660
Tornier NV (a)	103,719	1,639,797
Volcano Corp. (a)	1,175,000	22,442,500
Zeltiq Aesthetics, Inc. (a)	1,200,000	6,228,000
Zimmer Holdings, Inc.	450,000	35,329,500
		281,982,261
Health Care Supplies - 1.5%
Derma Sciences, Inc. (a)(e)	950,000	12,673,000
The Cooper Companies, Inc.	340,000	38,423,400
		51,096,400
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		333,078,661
HEALTH CARE PROVIDERS & SERVICES - 16.3%
Health Care Distributors & Services - 3.6%
Amplifon SpA	1,200,000	5,970,532
McKesson Corp.	1,000,000	113,860,000
		119,830,532
Health Care Facilities - 2.8%
Brookdale Senior Living, Inc. (a)	700,000	19,845,000
Emeritus Corp. (a)	561,542	14,274,398
Hanger, Inc. (a)	300,000	9,573,000
HCA Holdings, Inc.	800,000	31,248,000
NMC Health PLC	1,700,000	7,606,876
Ramsay Health Care Ltd.	350,000	11,567,765
		94,115,039
Health Care Services - 5.8%
BioScrip, Inc. (a)	2,084,531	29,141,743
Catamaran Corp. (a)	1,000,000	49,057,150
MEDNAX, Inc. (a)	640,000	59,411,200
Quest Diagnostics, Inc.	900,000	55,656,000
		193,266,093
Managed Health Care - 4.1%
Aetna, Inc.	140,000	8,453,200
CIGNA Corp.	700,000	47,530,000
Humana, Inc.	650,000	52,507,000
UnitedHealth Group, Inc.	450,000	28,183,500
		136,673,700
TOTAL HEALTH CARE PROVIDERS & SERVICES		543,885,364
HEALTH CARE TECHNOLOGY - 5.4%
Health Care Technology - 5.4%
athenahealth, Inc. (a)(d)	450,000	38,047,500
Cerner Corp. (a)	1,130,000	111,056,400
HealthStream, Inc. (a)	658,101	17,623,945
HMS Holdings Corp. (a)	500,000	12,450,000
		179,177,845
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.9%
Maximus, Inc.	400,000	29,852,000
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 3.3%
Life Sciences Tools & Services - 3.3%
Agilent Technologies, Inc.	350,000	$ 15,907,500
Bruker BioSciences Corp. (a)	500,000	8,265,000
Illumina, Inc. (a)(d)	1,200,000	84,384,000
		108,556,500
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	770,000	22,630,300
PHARMACEUTICALS - 27.8%
Pharmaceuticals - 27.8%
AbbVie, Inc.	750,000	32,017,500
Actavis, Inc. (a)	1,080,000	133,153,200
Bayer AG	300,000	32,320,883
Bristol-Myers Squibb Co.	1,400,000	64,414,000
Cadence Pharmaceuticals, Inc. (a)	750,000	4,987,500
Endo Health Solutions, Inc. (a)	550,000	19,965,000
Hi-Tech Pharmacal Co., Inc.	280,000	8,948,800
Impax Laboratories, Inc. (a)	800,000	15,160,000
Jazz Pharmaceuticals PLC (a)	260,000	17,672,200
Meda AB (A Shares)	1,000,000	12,908,875
Merck & Co., Inc.	2,400,000	112,080,000
Mylan, Inc. (a)	1,400,000	42,672,000
Optimer Pharmaceuticals, Inc. (a)(d)	900,000	13,392,000
Pacira Pharmaceuticals, Inc. (a)(d)	282,700	8,283,110
Pfizer, Inc.	2,600,000	70,798,000
Salix Pharmaceuticals Ltd. (a)	410,000	24,874,700
Sanofi SA	800,000	85,302,599
Shire PLC sponsored ADR	200,000	19,694,000
The Medicines Company (a)	370,000	11,917,700
UCB SA	280,000	15,392,419
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	840,000	77,287,292
ViroPharma, Inc. (a)	1,500,000	41,250,000
Warner Chilcott PLC	3,200,000	61,440,000
		925,931,778
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Development - 0.5%
PT Lippo Karawaci Tbk	90,000,000	16,906,335
TOTAL COMMON STOCKS (Cost $2,480,852,386)		3,319,016,950
Convertible Preferred Stocks - 0.5%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (f)	496,689	3,000,002

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc.:
Series C (f)	90,850	$ 675,924
Series D (f)	1,784,800	13,278,912
		13,954,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,322,475)		16,954,838
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.12% (b)	21,977,205	21,977,205
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	98,751,537	98,751,537
TOTAL MONEY MARKET FUNDS (Cost $120,728,742)		120,728,742
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $2,615,903,603)		3,456,700,530
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(125,545,125)
NET ASSETS - 100%		$ 3,331,155,405
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,954,838 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series C	12/6/12	$ 548,421
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,033
Fidelity Securities Lending Cash Central Fund	444,752
Total	$ 460,785
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 18,143,653	$ -	$ 1,859,240	$ 22,500	$ -
Derma Sciences, Inc.	11,097,000	593,651	-	-	12,673,000
Total	$ 29,240,653	$ 593,651	$ 1,859,240	$ 22,500	$ 12,673,000
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,319,016,950	$ 3,205,240,251	$ 113,776,699	$ -
Convertible Preferred Stocks	16,954,838	-	-	16,954,838
Money Market Funds	120,728,742	120,728,742	-	-
Total Investments in Securities:	$ 3,456,700,530	$ 3,325,968,993	$ 113,776,699	$ 16,954,838
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $2,620,211,318. Net unrealized appreciation aggregated $836,489,212, of which $877,302,901 related to appreciated investment securities and $40,813,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Insurance Portfolio

May 31, 2013

1.802178.109

PRC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
The NASDAQ Stock Market, Inc.	12,500	$ 393,250
INSURANCE - 98.0%
Insurance Brokers - 8.7%
Arthur J. Gallagher & Co.	224,200	9,793,056
Marsh & McLennan Companies, Inc.	633,000	25,332,660
National Financial Partners Corp. (a)	41,100	1,036,131
		36,161,847
Life & Health Insurance - 15.9%
AFLAC, Inc.	222,500	12,391,025
AIA Group Ltd.	7,600	33,600
CNO Financial Group, Inc.	228,500	2,819,690
Lincoln National Corp.	133,400	4,757,044
MetLife, Inc.	488,075	21,577,796
Protective Life Corp.	169,600	6,560,128
Prudential Financial, Inc.	147,589	10,179,213
Prudential PLC	2,060	34,651
Torchmark Corp.	114,800	7,405,748
		65,758,895
Multi-Line Insurance - 14.4%
American Financial Group, Inc.	129,700	6,298,232
American International Group, Inc. (a)	789,100	35,083,386
American International Group, Inc. warrants 1/19/21 (a)	72,369	1,331,590
Aviva PLC	38,600	193,978
FBD Holdings PLC	383,300	6,875,080
Hartford Financial Services Group, Inc.	274,400	8,404,872
Horace Mann Educators Corp.	51,652	1,255,144
Zurich Insurance Group AG	1,515	402,733
		59,845,015
Property & Casualty Insurance - 51.1%
ACE Ltd.	314,549	28,208,754
Allied World Assurance Co.Holdings Ltd.	173,700	15,530,517
Allstate Corp.	216,200	10,429,488
Arch Capital Group Ltd. (a)	7,400	378,954
Assured Guaranty Ltd.	16,700	377,754
Axis Capital Holdings Ltd.	329,300	14,344,308
Beazley PLC	1,208,896	4,338,514

	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	570,569	$ 65,084,803
Direct Line Insurance Group PLC	262,200	844,580
esure Group PLC	1,320,700	6,250,782
Hiscox Ltd.	539,281	4,543,482
Lancashire Holdings Ltd.	351,600	4,249,728
ProAssurance Corp.	324,900	16,309,980
The Chubb Corp.	57,458	5,004,592
The Travelers Companies, Inc.	332,200	27,811,784
W.R. Berkley Corp.	201,100	8,239,067
		211,947,087
Reinsurance - 7.9%
Everest Re Group Ltd.	137,100	17,769,531
Greenlight Capital Re, Ltd. (a)	35,567	860,366
PartnerRe Ltd.	9,600	870,240
Reinsurance Group of America, Inc.	185,500	12,222,595
Validus Holdings Ltd.	26,100	942,471
		32,665,203
TOTAL INSURANCE		406,378,047
TOTAL COMMON STOCKS (Cost $332,439,463)		406,771,297
Money Market Funds - 1.0%

Fidelity Cash Central Fund,0.12% (b) (Cost $4,264,867)	4,264,867	4,264,867
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $336,704,330)		411,036,164
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,800,613
NET ASSETS - 100%		$ 414,836,777
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,490
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 406,771,297	$ 406,509,068	$ 262,229	$ -
Money Market Funds	4,264,867	4,264,867	-	-
Total Investments in Securities:	$ 411,036,164	$ 410,773,935	$ 262,229	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $338,498,782. Net unrealized appreciation aggregated $72,537,382, of which $73,300,802 related to appreciated investment securities and $763,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Automotive Portfolio

May 31, 2013

1.802154.109

AUT-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
AUTO COMPONENTS - 47.2%
Auto Parts & Equipment - 44.6%
Allison Transmission Holdings, Inc.	37,600	$ 894,880
American Axle & Manufacturing Holdings, Inc. (a)	131,000	2,330,490
Autoliv, Inc.	63,455	4,978,679
BorgWarner, Inc. (a)	73,700	5,974,859
Dana Holding Corp.	169,500	3,206,940
Delphi Automotive PLC	204,578	9,985,452
Dorman Products, Inc.	28,300	1,260,199
Drew Industries, Inc.	34,200	1,292,760
Federal-Mogul Corp. Class A (a)	57,324	558,909
Fuel Systems Solutions, Inc. (a)	26,200	408,458
Gentex Corp.	161,300	3,688,931
Gentherm, Inc. (a)	29,800	548,916
Johnson Controls, Inc.	221,270	8,266,647
Lear Corp.	80,000	4,798,400
Linamar Corp.	45,900	1,287,458
Magna International, Inc. Class A (sub. vtg.)	105,884	7,061,316
Martinrea International, Inc. (a)	92,800	885,259
Modine Manufacturing Co. (a)	97,400	998,350
Spartan Motors, Inc.	83,600	505,780
Standard Motor Products, Inc.	26,100	882,180
Stoneridge, Inc. (a)	60,389	676,961
Tenneco, Inc. (a)	135,646	6,017,257
Tower International, Inc. (a)	40,100	758,291
TRW Automotive Holdings Corp. (a)	102,700	6,506,045
Visteon Corp. (a)	40,900	2,595,923
		76,369,340
Tires & Rubber - 2.6%
Cooper Tire & Rubber Co.	58,800	1,519,392
The Goodyear Tire & Rubber Co. (a)	193,526	2,929,984
		4,449,376
TOTAL AUTO COMPONENTS		80,818,716
AUTOMOBILES - 48.5%
Automobile Manufacturers - 44.6%
Ford Motor Co.	994,661	15,596,284
General Motors Co. (a)	323,244	10,954,739
Honda Motor Co. Ltd. sponsored ADR (e)	414,100	15,557,737
Tesla Motors, Inc. (a)(e)	39,300	3,841,968
Thor Industries, Inc.	30,300	1,294,113

	Shares	Value
Toyota Motor Corp. sponsored ADR (e)	240,500	$ 28,270,775
Winnebago Industries, Inc. (a)	41,300	857,388
		76,373,004
Motorcycle Manufacturers - 3.9%
Harley-Davidson, Inc.	121,500	6,626,610
TOTAL AUTOMOBILES		82,999,614
TOTAL COMMON STOCKS (Cost $113,279,149)		163,818,330
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 17.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	7,047,018	7,047,018
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	23,679,375	23,679,375
TOTAL MONEY MARKET FUNDS (Cost $30,726,393)		30,726,393
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $144,289,898)		194,544,726
NET OTHER ASSETS (LIABILITIES) - (13.6)%		(23,301,844)
NET ASSETS - 100%		$ 171,242,882
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,466
Fidelity Securities Lending Cash Central Fund	99,595
Total	$ 101,061
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 163,818,330	$ 163,818,330	$ 0	$ 0
Nonconvertible Bonds	3	0	0	3
Money Market Funds	30,726,393	30,726,393	0	0
Total Investments in Securities:	$ 194,544,726	$ 194,544,723	$ 0	$ 3
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $144,702,673. Net unrealized appreciation aggregated $49,842,053, of which $51,357,304 related to appreciated investment securities and $1,515,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrials Portfolio

May 31, 2013

1.802164.109

CYC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 14.7%
Aerospace & Defense - 14.7%
Honeywell International, Inc.	488,629	$ 38,337,831
Precision Castparts Corp.	43,202	9,241,772
Teledyne Technologies, Inc. (a)	173,022	13,360,759
Textron, Inc.	465,999	12,563,333
United Technologies Corp.	646,985	61,398,877
		134,902,572
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	374,902	14,006,339
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
A.O. Smith Corp.	178,398	6,993,202
Aspen Aerogels, Inc. warrants 3/28/23 (a)	4,617,874	46
		6,993,248
COMMERCIAL SERVICES & SUPPLIES - 3.5%
Diversified Support Services - 0.5%
Aggreko PLC	167,900	4,558,767
Environmental & Facility Services - 3.0%
Republic Services, Inc.	371,691	12,674,663
Stericycle, Inc. (a)	68,445	7,512,523
Waste Connections, Inc.	192,200	7,734,128
		27,921,314
TOTAL COMMERCIAL SERVICES & SUPPLIES		32,480,081
CONSTRUCTION & ENGINEERING - 2.9%
Construction & Engineering - 2.9%
EMCOR Group, Inc.	203,042	8,070,920
Jacobs Engineering Group, Inc. (a)	117,092	6,675,415
URS Corp.	237,723	11,515,302
		26,261,637
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	339,212	14,636,998
Eaton Corp. PLC	423,429	27,971,720
Generac Holdings, Inc.	136,677	5,535,419
Hubbell, Inc. Class B	168,058	16,878,065
Regal-Beloit Corp.	87,533	5,909,353
		70,931,555
INDUSTRIAL CONGLOMERATES - 22.9%
Industrial Conglomerates - 22.9%
3M Co.	374,850	41,334,710
Carlisle Companies, Inc.	107,046	7,001,879

	Shares	Value
Danaher Corp.	713,376	$ 44,100,904
General Electric Co.	5,063,210	118,074,057
		210,511,550
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Sciences Tools & Services - 0.7%
Eurofins Scientific SA (a)	32,820	6,451,991
MACHINERY - 30.0%
Construction & Farm Machinery & Heavy Trucks - 12.0%
Caterpillar, Inc.	336,800	28,897,440
Cummins, Inc.	204,913	24,513,742
Manitowoc Co., Inc.	731,614	15,371,210
Oshkosh Truck Corp. (a)	159,342	6,344,998
PACCAR, Inc.	251,681	13,490,102
Toro Co.	171,886	8,192,087
Wabtec Corp.	118,450	13,030,685
		109,840,264
Industrial Machinery - 18.0%
Donaldson Co., Inc.	195,349	7,327,541
Dover Corp.	211,351	16,538,216
GEA Group AG	222,848	8,147,761
Graco, Inc.	162,013	10,441,738
Harsco Corp.	379,830	8,880,425
IDEX Corp.	178,183	9,808,974
Ingersoll-Rand PLC	288,817	16,615,642
ITT Corp.	19,000	572,850
Nordson Corp.	74,661	5,317,356
Pall Corp.	181,104	12,351,293
Parker Hannifin Corp.	176,537	17,611,331
Pentair Ltd.	271,447	15,809,073
Stanley Black & Decker, Inc.	187,377	14,844,006
Timken Co.	207,437	11,774,124
TriMas Corp. (a)	295,333	9,524,489
		165,564,819
TOTAL MACHINERY		275,405,083
PROFESSIONAL SERVICES - 6.9%
Human Resource & Employment Services - 1.8%
Towers Watson & Co.	209,874	16,303,012
Research & Consulting Services - 5.1%
Bureau Veritas SA (d)	36,577	4,251,112
Dun & Bradstreet Corp.	207,149	20,329,603
Nielsen Holdings B.V.	364,344	12,354,905
Verisk Analytics, Inc. (a)	176,348	10,372,789
		47,308,409
TOTAL PROFESSIONAL SERVICES		63,611,421
ROAD & RAIL - 3.5%
Railroads - 2.0%
Union Pacific Corp.	119,993	18,553,318
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 1.5%
Con-way, Inc.	77,249	$ 2,937,007
J.B. Hunt Transport Services, Inc.	138,555	10,205,961
		13,142,968
TOTAL ROAD & RAIL		31,696,286
TRADING COMPANIES & DISTRIBUTORS - 3.4%
Trading Companies & Distributors - 3.4%
Applied Industrial Technologies, Inc.	17,083	821,180
W.W. Grainger, Inc.	44,669	11,499,587
Watsco, Inc.	94,729	8,265,105
WESCO International, Inc. (a)	147,949	10,986,693
		31,572,565
TOTAL COMMON STOCKS (Cost $705,857,028)		904,824,328
Convertible Bonds - 0.3%
	Principal Amount
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,333,511	1,333,511
8% 12/6/14 (e)	1,454,536	1,454,536
8% 3/28/16	119,403	119,403
TOTAL CONVERTIBLE BONDS (Cost $2,907,404)	2,907,450
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (Cost $119,995)	120,000	119,998
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	11,169,743	$ 11,169,743
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,442,400	4,442,400
TOTAL MONEY MARKET FUNDS (Cost $15,612,143)		15,612,143
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $724,496,570)		923,463,919
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,245,883)
NET ASSETS - 100%		$ 919,218,036
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,788,047 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,333,511
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,454,536
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,578
Fidelity Securities Lending Cash Central Fund	2,612
Total	$ 12,190
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 904,824,328	$ 904,824,282	$ -	$ 46
Convertible Bonds	2,907,450	-	-	2,907,450
U.S. Treasury Obligations	119,998	-	119,998	-
Money Market Funds	15,612,143	15,612,143	-	-
Total Investments in Securities:	$ 923,463,919	$ 920,436,425	$ 119,998	$ 2,907,496
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $725,961,268. Net unrealized appreciation aggregated $197,502,651, of which $199,432,021 related to appreciated investment securities and $1,929,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Financial Services Portfolio

May 31, 2013

1.802171.109

FIN-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CAPITAL MARKETS - 14.8%
Asset Management & Custody Banks - 11.4%
A.F.P. Provida SA sponsored ADR	126,899	$ 11,670,901
Affiliated Managers Group, Inc. (a)	24,067	3,946,988
Ameriprise Financial, Inc.	47,821	3,898,368
Apollo Global Management LLC Class A	221,872	5,336,022
Ares Capital Corp.	272,227	4,671,415
BlackRock, Inc. Class A	43,490	12,142,408
Carlyle Group LP	68,306	1,991,803
Invesco Ltd.	247,909	8,364,450
Oaktree Capital Group LLC	96,300	5,022,045
Och-Ziff Capital Management Group LLC Class A	82,411	922,179
The Blackstone Group LP	915,504	20,040,383
		78,006,962
Diversified Capital Markets - 1.0%
Deutsche Bank AG (NY Shares)	18,500	856,920
HFF, Inc.	17,600	331,056
UBS AG (NY Shares)	307,899	5,397,469
		6,585,445
Investment Banking & Brokerage - 2.4%
Evercore Partners, Inc. Class A	175,883	6,986,073
FXCM, Inc. Class A	230,200	3,192,874
GFI Group, Inc.	12,442	50,639
Lazard Ltd. Class A	40,677	1,378,137
Raymond James Financial, Inc.	108,661	4,777,824
		16,385,547
TOTAL CAPITAL MARKETS		100,977,954
COMMERCIAL BANKS - 26.2%
Diversified Banks - 18.9%
Banco de Chile sponsored ADR	8	712
Banco do Brasil SA	152,600	1,789,762
Banco Macro SA sponsored ADR (a)	1,200	18,132
Banco Santander SA (Brasil) ADR	209,847	1,496,209
BanColombia SA sponsored ADR	115,573	6,691,677
Barclays PLC sponsored ADR (d)	624,701	11,988,012
BBVA Banco Frances SA sponsored ADR (a)	5,100	20,757
BNP Paribas SA	47,725	2,811,536
Comerica, Inc.	1,156,407	45,666,508
Development Credit Bank Ltd. (a)	59,840	46,432
Grupo Financiero Banorte S.A.B. de CV Series O	156,101	998,670
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	131,720
HDFC Bank Ltd. sponsored ADR	55	2,213
National Bank of Greece SA sponsored ADR (a)	62,890	454,066
PT Bank Bukopin Tbk	11,394,000	963,319
Raiffeisen International Bank-Holding AG (d)	1,338	45,911

	Shares	Value
Societe Generale Series A (d)	91,843	$ 3,683,849
The Jammu & Kashmir Bank Ltd.	12,352	266,539
U.S. Bancorp	885,684	31,052,081
Wells Fargo & Co.	514,801	20,875,181
		129,003,286
Regional Banks - 7.3%
BancorpSouth, Inc.	2,400	41,184
Bridge Capital Holdings (a)	112,850	1,714,192
Cascade Bancorp (a)	1,430	8,223
CIT Group, Inc. (a)	61,837	2,849,449
Citizens & Northern Corp.	900	17,550
CNB Financial Corp., Pennsylvania	1,700	28,152
CoBiz, Inc.	674,493	5,834,364
Commerce Bancshares, Inc.	101,783	4,429,596
East West Bancorp, Inc.	120,790	3,181,609
Fifth Third Bancorp	326,728	5,946,450
First Business Finance Services, Inc.	300	8,850
First Commonwealth Financial Corp.	60,900	439,089
First Horizon National Corp.	262,781	3,016,726
First Interstate Bancsystem, Inc.	145,958	2,888,509
First Republic Bank	52,326	1,944,434
Glacier Bancorp, Inc.	14,354	279,042
KeyCorp	456,200	4,917,836
M&T Bank Corp.	22,900	2,402,210
Northrim Bancorp, Inc.	3,462	77,099
Pacific Continental Corp.	90,152	1,009,702
Regions Financial Corp.	456,829	4,170,849
SCBT Financial Corp.	300	15,015
Susquehanna Bancshares, Inc.	147,071	1,766,323
Texas Capital Bancshares, Inc. (a)	46,634	2,059,357
Trustmark Corp.	3,057	77,923
Virginia Commerce Bancorp, Inc. (a)	6,500	88,400
Washington Trust Bancorp, Inc.	25,058	698,617
		49,910,750
TOTAL COMMERCIAL BANKS		178,914,036
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. (a)	16,400	174,004
CONSUMER FINANCE - 4.6%
Consumer Finance - 4.6%
Capital One Financial Corp.	367,056	22,364,722
First Cash Financial Services, Inc. (a)	9,188	494,406
Regional Management Corp. (a)	47,200	1,113,920
SLM Corp.	323,759	7,686,039
		31,659,087
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
H&R Block, Inc.	57,772	1,690,986
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 18.6%
Other Diversified Financial Services - 15.5%
Bank of America Corp.	2,564,417	$ 35,029,936
Challenger Ltd.	102,602	393,879
Citigroup, Inc.	672,680	34,972,633
ING Groep NV sponsored ADR (a)(d)	255,307	2,374,355
JPMorgan Chase & Co.	599,900	32,748,541
		105,519,344
Specialized Finance - 3.1%
CBOE Holdings, Inc.	213,089	8,553,392
IntercontinentalExchange, Inc. (a)	29,047	4,973,137
McGraw-Hill Companies, Inc.	85,176	4,646,351
MSCI, Inc. Class A (a)	54,300	1,913,532
PHH Corp. (a)	6,925	139,608
The NASDAQ Stock Market, Inc.	38,663	1,216,338
		21,442,358
TOTAL DIVERSIFIED FINANCIAL SERVICES		126,961,702
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	150,500	4,266,675
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
PulteGroup, Inc. (a)	5,200	112,268
INSURANCE - 12.8%
Insurance Brokers - 0.6%
Brasil Insurance Participacoes e Administracao SA	17,100	172,054
Marsh & McLennan Companies, Inc.	92,841	3,715,497
		3,887,551
Life & Health Insurance - 2.5%
MetLife, Inc.	322,450	14,255,515
Protective Life Corp.	69,397	2,684,276
		16,939,791
Multi-Line Insurance - 2.9%
American International Group, Inc. (a)	227,482	10,113,850
Assurant, Inc.	17,837	887,212
Hartford Financial Services Group, Inc.	273,261	8,369,984
Porto Seguro SA	16,000	198,188
		19,569,234
Property & Casualty Insurance - 6.5%
ACE Ltd.	99,162	8,892,848
Allied World Assurance Co. Holdings Ltd.	36,204	3,237,000
Arch Capital Group Ltd. (a)	21,250	1,088,213
Axis Capital Holdings Ltd.	25,900	1,128,204
Berkshire Hathaway, Inc. Class B (a)	199,690	22,778,638
Erie Indemnity Co. Class A	337	25,582

	Shares	Value
ProAssurance Corp.	30,000	$ 1,506,000
The Travelers Companies, Inc.	69,493	5,817,954
XL Group PLC Class A	2,457	77,224
		44,551,663
Reinsurance - 0.3%
Everest Re Group Ltd.	11,880	1,539,767
Montpelier Re Holdings Ltd.	6,200	154,938
Platinum Underwriters Holdings Ltd.	5,792	330,723
Validus Holdings Ltd.	407	14,697
		2,040,125
TOTAL INSURANCE		86,988,364
IT SERVICES - 3.5%
Data Processing & Outsourced Services - 3.5%
Fiserv, Inc. (a)	26,255	2,288,386
FleetCor Technologies, Inc. (a)	66,995	5,833,925
Global Cash Access Holdings, Inc. (a)	8,300	54,780
Global Payments, Inc.	144,379	6,924,417
Jack Henry & Associates, Inc.	637	29,894
VeriFone Systems, Inc. (a)	363,133	8,471,893
		23,603,295
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Dun & Bradstreet Corp.	5,200	510,328
Equifax, Inc.	6,515	396,764
		907,092
REAL ESTATE INVESTMENT TRUSTS - 12.2%
Diversified REITs - 0.3%
American Assets Trust, Inc.	15,900	511,980
Duke Realty LP	90,202	1,494,647
		2,006,627
Mortgage REITs - 0.6%
Blackstone Mortgage Trust, Inc.	57,300	1,511,001
MFA Financial, Inc.	303,360	2,663,501
		4,174,502
Office REITs - 0.7%
CyrusOne, Inc.	39,800	862,864
Douglas Emmett, Inc.	125,402	3,196,497
Highwoods Properties, Inc. (SBI)	7,885	287,172
Kilroy Realty Corp.	700	37,037
		4,383,570
Residential REITs - 0.9%
American Campus Communities, Inc.	56,000	2,286,480
Camden Property Trust (SBI)	56,100	3,884,925
Colonial Properties Trust (SBI)	3,100	68,541
Home Properties, Inc.	50	3,039
		6,242,985
Retail REITs - 2.2%
Equity One, Inc.	17,122	399,456
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - continued
Pennsylvania Real Estate Investment Trust (SBI)	117,400	$ 2,335,086
Retail Properties America, Inc.	157,437	2,402,489
Simon Property Group, Inc.	58,129	9,674,991
Urstadt Biddle Properties, Inc. Class A	2,400	50,544
		14,862,566
Specialized REITs - 7.5%
American Tower Corp.	137,230	10,681,983
Big Yellow Group PLC	2,201,663	13,835,775
DiamondRock Hospitality Co.	217,252	2,066,067
National Health Investors, Inc.	17,366	1,081,381
Potlatch Corp.	10,914	495,823
Rayonier, Inc.	106,258	5,886,693
Strategic Hotel & Resorts, Inc. (a)	324,429	2,608,409
Sunstone Hotel Investors, Inc. (a)	33,400	402,804
Ventas, Inc.	198,904	14,195,778
		51,254,713
TOTAL REAL ESTATE INVESTMENT TRUSTS		82,924,963
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 0.5%
Countrywide PLC	5,931	42,354
Tejon Ranch Co. (a)	37,525	1,131,754
The St. Joe Co. (a)(d)	114,648	2,341,112
		3,515,220
Real Estate Operating Companies - 0.5%
Forest City Enterprises, Inc. Class A (a)	164,896	3,093,449
Real Estate Services - 1.7%
Altisource Portfolio Solutions SA	54,960	5,181,079
CBRE Group, Inc. (a)	287,096	6,654,885
Kennedy-Wilson Holdings, Inc.	2,000	34,320
		11,870,284
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		18,478,953
THRIFTS & MORTGAGE FINANCE - 1.0%
Thrifts & Mortgage Finance - 1.0%
Cheviot Financial Corp.	19,432	222,108
Eagle Bancorp Montana, Inc.	1,400	14,924
MGIC Investment Corp. (a)	212,200	1,311,396

	Shares	Value
Ocwen Financial Corp. (a)	94,234	$ 4,031,331
Radian Group, Inc.	103,200	1,328,184
		6,907,943
TOTAL COMMON STOCKS (Cost $633,481,726)		664,567,322
Nonconvertible Preferred Stocks - 0.2%

COMMERCIAL BANKS - 0.2%
Diversified Banks - 0.1%
Banco Pine SA	83,390	517,829
Regional Banks - 0.1%
Banco Daycoval SA (PN)	48,600	220,785
Texas Capital Bancshares, Inc. 6.50%	24,600	622,380
		843,165
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,398,060)		1,360,994
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.12% (b)	24,306,660	24,306,660
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,530,613	20,530,613
TOTAL MONEY MARKET FUNDS (Cost $44,837,273)		44,837,273
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $679,717,059)		710,765,589
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(28,256,564)
NET ASSETS - 100%		$ 682,509,025
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,622
Fidelity Securities Lending Cash Central Fund	72,365
Total	$ 81,987
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 664,567,322	$ 662,897,153	$ 1,670,169	$ -
Nonconvertible Preferred Stocks	1,360,994	1,360,994	-	-
Money Market Funds	44,837,273	44,837,273	-	-
Total Investments in Securities:	$ 710,765,589	$ 709,095,420	$ 1,670,169	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $685,684,950. Net unrealized appreciation aggregated $25,080,639, of which $39,209,651 related to appreciated investment securities and $14,129,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Wireless Portfolio

May 31, 2013

1.802194.109

WIR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
AEROSPACE & DEFENSE - 1.0%
Aerospace & Defense - 1.0%
Kratos Defense & Security Solutions, Inc. (a)	425,500	$ 2,472,155
COMMUNICATIONS EQUIPMENT - 26.0%
Communications Equipment - 26.0%
Aruba Networks, Inc. (a)	268,584	4,012,645
Cisco Systems, Inc.	228,000	5,490,240
Globecomm Systems, Inc. (a)	8,700	111,447
Harris Corp.	21,200	1,062,756
InterDigital, Inc. (d)	57,400	2,639,826
Motorola Solutions, Inc.	128,968	7,474,985
Nokia Corp. sponsored ADR (d)	626,000	2,153,440
Polycom, Inc. (a)	69,600	788,568
QUALCOMM, Inc.	425,850	27,032,958
Radware Ltd. (a)	152,300	2,290,592
Research In Motion Ltd. (a)(d)	183,100	2,554,245
Riverbed Technology, Inc. (a)	90,800	1,403,768
Sierra Wireless, Inc. (a)	43,500	495,105
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	741,100	8,648,637
ViaSat, Inc. (a)	27,300	1,912,638
		68,071,850
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.5%
Alternative Carriers - 0.3%
Towerstream Corp. (a)	333,223	856,383
Integrated Telecommunication Services - 6.2%
AT&T, Inc.	129,600	4,534,704
Telefonica Brasil SA sponsored ADR	51,000	1,260,210
Telefonica SA sponsored ADR	672,511	9,179,775
Verizon Communications, Inc.	25,500	1,236,240
		16,210,929
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		17,067,312
INTERNET SOFTWARE & SERVICES - 6.0%
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)	12,900	1,246,656
Google, Inc. Class A (a)	12,400	10,793,084
Velti PLC (a)(d)	277,000	487,520
Web.com Group, Inc. (a)	153,800	3,228,262
		15,755,522

	Shares	Value
IT SERVICES - 3.8%
IT Consulting & Other Services - 3.8%
Accenture PLC Class A	72,900	$ 5,985,819
Cognizant Technology Solutions Corp. Class A (a)	62,700	4,053,555
		10,039,374
MEDIA - 1.1%
Cable & Satellite - 1.1%
Liberty Global, Inc. Class A (a)(d)	39,800	2,933,260
REAL ESTATE INVESTMENT TRUSTS - 8.1%
Specialized REITs - 8.1%
American Tower Corp.	273,892	21,319,753
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Avago Technologies Ltd.	52,200	1,968,462
RF Micro Devices, Inc. (a)	438,700	2,421,624
Samsung Electronics Co. Ltd.	588	791,156
Skyworks Solutions, Inc. (a)	39,200	935,312
		6,116,554
SOFTWARE - 1.0%
Application Software - 1.0%
Comverse, Inc.	468	13,974
Gameloft Se (a)	346,462	2,490,236
Verint Systems, Inc. (a)	35	1,175
		2,505,385
WIRELESS TELECOMMUNICATION SERVICES - 44.6%
Wireless Telecommunication Services - 44.6%
America Movil S.A.B. de CV Series L sponsored ADR	552,900	11,008,239
China Mobile Ltd. sponsored ADR (d)	120,600	6,247,080
Clearwire Corp. Class A (a)	324,800	1,455,104
Crown Castle International Corp. (a)	148,400	10,573,500
NII Holdings, Inc. (a)(d)	330,000	2,544,300
NTT DoCoMo, Inc. sponsored ADR (d)	592,100	8,692,028
Rogers Communications, Inc. Class B (non-vtg.) (d)	191,100	8,663,323
SBA Communications Corp. Class A (a)	165,400	12,449,658
Sprint Nextel Corp. (a)	1,213,731	8,860,236
T-Mobile US, Inc. (a)	332,475	7,124,939
Telephone & Data Systems, Inc.	112,314	2,611,301
U.S. Cellular Corp.	31,800	1,262,460
USA Mobility, Inc.	36,400	490,672
Vodafone Group PLC sponsored ADR	1,208,900	34,997,655
		116,980,495
TOTAL COMMON STOCKS (Cost $217,708,666)		263,261,660
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	1,742,254	$ 1,742,254
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,695,695	21,695,695
TOTAL MONEY MARKET FUNDS (Cost $23,437,949)		23,437,949
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $241,146,615)		286,699,609
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(24,410,116)
NET ASSETS - 100%		$ 262,289,493
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,200
Fidelity Securities Lending Cash Central Fund	81,554
Total	$ 82,754
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 263,261,660	$ 262,470,504	$ 791,156	$ -
Money Market Funds	23,437,949	23,437,949	-	-
Total Investments in Securities:	$ 286,699,609	$ 285,908,453	$ 791,156	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $243,529,661. Net unrealized appreciation aggregated $43,169,948, of which $49,907,486 related to appreciated investment securities and $6,737,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Equipment and
Systems Portfolio

May 31, 2013

1.802181.109

MES-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 2.6%
Biotechnology - 2.6%
Genomic Health, Inc. (a)(d)	296,600	$ 10,819,968
Grifols SA ADR	900,000	24,534,000
		35,353,968
HEALTH CARE EQUIPMENT & SUPPLIES - 82.8%
Health Care Equipment - 71.2%
Abbott Laboratories	1,740,000	63,805,800
ArthroCare Corp. (a)	420,000	14,250,600
Baxter International, Inc.	750,000	52,747,500
Boston Scientific Corp. (a)	16,125,000	148,995,001
Cardiovascular Systems, Inc. (a)	550,000	11,302,500
CONMED Corp.	600,000	19,758,000
Covidien PLC	1,600,000	101,760,000
Cyberonics, Inc. (a)	230,000	10,973,300
Edwards Lifesciences Corp. (a)	80,000	5,316,800
Exactech, Inc. (a)(e)	1,000,000	18,200,000
Genmark Diagnostics, Inc. (a)	1,130,306	16,841,559
HeartWare International, Inc. CDI (a)	4,500,000	11,437,693
Insulet Corp. (a)	836,800	24,986,848
Integra LifeSciences Holdings Corp. (a)	520,000	19,702,800
Intuitive Surgical, Inc. (a)	78,000	38,807,340
Medtronic, Inc.	2,100,000	107,121,000
Natus Medical, Inc. (a)	600,000	8,454,000
NxStage Medical, Inc. (a)	650,000	9,067,500
Sirona Dental Systems, Inc. (a)	100,000	7,094,000
St. Jude Medical, Inc.	530,000	22,911,900
Stryker Corp.	1,400,000	92,946,000
Teleflex, Inc.	250,000	19,582,500
Tornier NV (a)	900,000	14,229,000
Volcano Corp. (a)	1,320,000	25,212,000
Wright Medical Group, Inc. (a)	400,000	10,012,000
Zeltiq Aesthetics, Inc. (a)(d)	1,000,000	5,190,000
Zimmer Holdings, Inc.	1,100,000	86,361,000
		967,066,641
Health Care Supplies - 11.6%
Align Technology, Inc. (a)	500,000	17,875,000
DENTSPLY International, Inc.	950,000	39,672,000
Derma Sciences, Inc. (a)	500,000	6,670,000
The Cooper Companies, Inc.	600,000	67,806,000
The Spectranetics Corp. (a)	760,000	14,212,000
Unilife Corp. (a)(d)	2,000,000	6,600,000
Vascular Solutions, Inc. (a)	360,000	5,461,200
		158,296,200
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,125,362,841

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.7%
Health Care Distributors & Services - 0.3%
Amplifon SpA	1,000,000	$ 4,975,443
Health Care Facilities - 0.7%
Hanger, Inc. (a)	300,000	9,573,000
Health Care Services - 1.7%
Miraca Holdings, Inc.	130,000	5,609,948
Quest Diagnostics, Inc.	280,000	17,315,200
		22,925,148
TOTAL HEALTH CARE PROVIDERS & SERVICES		37,473,591
HEALTH CARE TECHNOLOGY - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(d)	170,000	14,373,500
Cerner Corp. (a)	311,000	30,565,080
		44,938,580
LIFE SCIENCES TOOLS & SERVICES - 3.6%
Life Sciences Tools & Services - 3.6%
Bruker BioSciences Corp. (a)	280,000	4,628,400
Eurofins Scientific SA (a)	40,000	7,863,487
Fluidigm Corp. (a)	250,000	4,260,000
Illumina, Inc. (a)	455,000	31,995,600
		48,747,487
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Actavis, Inc. (a)	140,000	17,260,600
Warner Chilcott PLC	1,200,000	23,040,000
		40,300,600
TOTAL COMMON STOCKS (Cost $1,016,975,502)		1,332,177,067
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.7%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (f)	347,782	2,100,603
Ariosa Diagnostics Series B (f)	53,177	321,189
		2,421,792
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (f)	999,300	7,434,792
TOTAL CONVERTIBLE PREFERRED STOCKS		9,856,584
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.6%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
Sartorius AG (non-vtg.)	70,000	$ 7,258,584
TOTAL PREFERRED STOCKS (Cost $14,472,800)		17,115,168
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	8,363,044	8,363,044
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	28,794,625	28,794,625
TOTAL MONEY MARKET FUNDS (Cost $37,157,669)		37,157,669
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,068,605,971)		1,386,449,904
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(27,590,153)
NET ASSETS - 100%		$ 1,358,859,751
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,856,584 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,712
Fidelity Securities Lending Cash Central Fund	44,322
Total	$ 46,034
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 16,569,000	$ 2,043,545	$ -	$ -	$ 18,200,000
Total	$ 16,569,000	$ 2,043,545	$ -	$ -	$ 18,200,000
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,332,177,067	$ 1,315,129,426	$ 17,047,641	$ -
Preferred Stocks	17,115,168	7,258,584	-	9,856,584
Money Market Funds	37,157,669	37,157,669	-	-
Total Investments in Securities:	$ 1,386,449,904	$ 1,359,545,679	$ 17,047,641	$ 9,856,584
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,071,562,155. Net unrealized appreciation aggregated $314,887,749, of which $339,968,309 related to appreciated investment securities and $25,080,560 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Brokerage and Investment
Management Portfolio

May 31, 2013

1.802157.109

BRO-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CAPITAL MARKETS - 72.5%
Asset Management & Custody Banks - 52.0%
A.F.P. Provida SA sponsored ADR	109,673	$ 10,086,626
Aberdeen Asset Management PLC	825,762	5,846,729
Affiliated Managers Group, Inc. (a)	195,778	32,107,592
AllianceBernstein Holding LP	289,300	7,319,290
American Capital Ltd. (a)	901,351	12,015,009
Ameriprise Financial, Inc.	174,654	14,237,794
Apollo Global Management LLC Class A	552,580	13,289,549
Apollo Investment Corp.	784,343	6,502,203
Ares Capital Corp.	1,017,944	17,467,919
Artisan Partners Asset Management, Inc.	15,600	728,988
Bank of New York Mellon Corp.	468,862	14,093,992
BlackRock Kelso Capital Corp.	335,110	3,337,696
BlackRock, Inc. Class A	103,137	28,795,850
Eaton Vance Corp. (non-vtg.)	244,059	10,130,889
Franklin Resources, Inc.	169,136	26,183,944
GP Investments Ltd. Class A (depositary receipt) (a)	397,400	879,483
Invesco Ltd.	574,819	19,394,393
KKR & Co. LP	527,693	10,279,460
Legg Mason, Inc.	89,523	3,136,886
Manning & Napier, Inc. Class A	66,100	1,314,729
MCG Capital Corp.	57,698	285,605
MVC Capital, Inc.	15,800	200,976
Northern Trust Corp.	241,400	14,037,410
Oaktree Capital Group LLC	193,255	10,078,248
Och-Ziff Capital Management Group LLC Class A	523,889	5,862,318
Partners Group Holding AG	15,015	3,821,857
PennantPark Investment Corp.	270,194	3,009,961
Prospect Capital Corp.	16,000	166,240
Pzena Investment Management, Inc.	30,392	206,058
SEI Investments Co.	450,130	13,778,479
Solar Capital Ltd.	10,467	240,741
State Street Corp.	509,600	33,725,328
T. Rowe Price Group, Inc.	212,326	16,107,050
The Blackstone Group LP	1,153,234	25,244,292
U.S. Global Investments, Inc. Class A	412,939	1,119,065
Virtus Investment Partners, Inc. (a)	47,829	11,089,632
		376,122,281
Diversified Capital Markets - 1.3%
Deutsche Bank AG (NY Shares)	23,999	1,111,634
UBS AG (NY Shares)	456,286	7,998,694
		9,110,328
Investment Banking & Brokerage - 19.2%
Charles Schwab Corp.	1,064,100	21,133,026
E*TRADE Financial Corp. (a)	1,014,187	11,794,995
Evercore Partners, Inc. Class A	401,771	15,958,344
FXCM, Inc. Class A	705,000	9,778,350
GFI Group, Inc.	2,420,207	9,850,242

	Shares	Value
Gleacher & Co., Inc. (a)	1,108	$ 15,224
Goldman Sachs Group, Inc.	76,300	12,366,704
Greenhill & Co., Inc.	19,173	955,007
Investment Technology Group, Inc. (a)	248,997	3,438,649
Lazard Ltd. Class A	35,150	1,190,882
Morgan Stanley	1,136,489	29,435,065
Piper Jaffray Companies (a)	21,843	780,014
Raymond James Financial, Inc.	481,686	21,179,733
SWS Group, Inc. (a)	147,352	882,638
		138,758,873
TOTAL CAPITAL MARKETS		523,991,482
COMMERCIAL BANKS - 10.9%
Diversified Banks - 10.9%
Banco de Chile sponsored ADR	8	712
Banco Santander SA (Brasil) ADR	500	3,565
BanColombia SA sponsored ADR	66,534	3,852,319
Barclays PLC sponsored ADR (d)	630,596	12,101,137
BNP Paribas SA	93,730	5,521,744
BPI-SGPS SA (a)(d)	99,871	133,831
Comerica, Inc.	1,324,504	52,304,662
National Bank of Greece SA sponsored ADR (a)	90,000	649,800
Societe Generale Series A (d)	105,200	4,219,602
		78,787,372
Regional Banks - 0.0%
First Interstate Bancsystem, Inc.	10,325	204,332
TOTAL COMMERCIAL BANKS		78,991,704
DIVERSIFIED FINANCIAL SERVICES - 8.2%
Other Diversified Financial Services - 3.9%
Citigroup, Inc.	273,935	14,241,881
JPMorgan Chase & Co.	257,900	14,078,761
		28,320,642
Specialized Finance - 4.3%
CBOE Holdings, Inc.	338,955	13,605,654
Hellenic Exchanges Holding SA	60,025	447,040
Interactive Brokers Group, Inc.	821	12,947
IntercontinentalExchange, Inc. (a)	31,026	5,311,961
The NASDAQ Stock Market, Inc.	376,624	11,848,591
		31,226,193
TOTAL DIVERSIFIED FINANCIAL SERVICES		59,546,835
IT SERVICES - 1.8%
Data Processing & Outsourced Services - 1.8%
VeriFone Systems, Inc. (a)	572,305	13,351,876
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Specialized REITs - 0.0%
Big Yellow Group PLC	10,300	$ 64,728
Strategic Hotel & Resorts, Inc. (a)	6,500	52,260
		116,988
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	42,200	1,805,316
TOTAL COMMON STOCKS (Cost $656,155,052)		677,804,201
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 0.12% (b)	54,928,799	54,928,799
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,359,091	12,359,091
TOTAL MONEY MARKET FUNDS (Cost $67,287,890)		67,287,890
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $723,442,942)		745,092,091
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(21,907,251)
NET ASSETS - 100%		$ 723,184,840
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,810
Fidelity Securities Lending Cash Central Fund	104,183
Total	$ 112,993
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $728,212,890. Net unrealized appreciation aggregated $16,879,201, of which $44,608,341 related to appreciated investment securities and $27,729,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Multimedia Portfolio

May 31, 2013

1.802182.109

BAM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
eBay, Inc. (a)	156,400	$ 8,461,240
Google, Inc. Class A (a)	15,300	13,317,273
		21,778,513
MEDIA - 94.4%
Advertising - 5.7%
Arbitron, Inc.	61,800	2,899,038
Clear Channel Outdoor Holding, Inc. Class A (a)	32,420	277,839
Digital Generation, Inc. (a)(d)	153,600	1,073,664
Harte-Hanks, Inc.	187,300	1,674,462
Interpublic Group of Companies, Inc.	754,400	10,727,568
Lamar Advertising Co. Class A (a)	134,500	6,285,185
National CineMedia, Inc.	145,000	2,408,450
Omnicom Group, Inc.	403,200	25,050,816
ReachLocal, Inc. (a)	116,000	1,612,400
		52,009,422
Broadcasting - 16.3%
Belo Corp. Series A	274,200	3,076,524
CBS Corp. Class B	1,198,000	59,301,000
Cumulus Media, Inc. Class A (a)	372,010	1,380,157
Discovery Communications, Inc. (a)	176,350	13,906,961
Discovery Communications, Inc. Class C (non-vtg.) (a)	330,550	23,128,584
Entercom Communications Corp. Class A (a)	8,899	82,583
Fisher Communications, Inc.	2,800	115,108
Liberty Media Corp. Class A (a)	200,493	25,033,556
LIN TV Corp. Class A (a)	350,600	4,252,778
Pandora Media, Inc. (a)(d)	152,700	2,598,954
Scripps Networks Interactive, Inc. Class A	142,500	9,598,800
Sinclair Broadcast Group, Inc. Class A	284,600	7,692,738
		150,167,743
Cable & Satellite - 31.0%
AMC Networks, Inc. Class A (a)	112,000	7,170,240
Cablevision Systems Corp. - NY Group Class A	302,400	4,572,288
Charter Communications, Inc. Class A (a)	60,400	6,759,968
Comcast Corp.:
Class A	2,099,850	84,308,978
Class A (special) (non-vtg.)	421,100	16,338,680
DIRECTV (a)	702,513	42,944,620
DISH Network Corp. Class A	338,700	13,053,498
Liberty Global, Inc.:
Class A (a)(d)	217,075	15,998,428
Class C (a)(d)	187,500	12,879,375
Sirius XM Radio, Inc. (d)	5,817,760	20,245,805
Starz - Liberty Capital Series A (a)	180,793	4,172,702

	Shares	Value
Time Warner Cable, Inc.	373,969	$ 35,717,779
Virgin Media, Inc. (d)	419,500	20,832,370
		284,994,731
Movies & Entertainment - 38.2%
Cinemark Holdings, Inc.	211,100	6,193,674
DreamWorks Animation SKG, Inc. Class A (a)(d)	134,800	2,957,512
Lions Gate Entertainment Corp. (a)(d)	213,200	6,140,160
Live Nation Entertainment, Inc. (a)	281,700	3,833,937
News Corp.:
Class A	2,079,682	66,778,589
Class B	188,300	6,070,792
Regal Entertainment Group Class A (d)	185,200	3,278,040
The Madison Square Garden Co. Class A (a)	119,300	6,982,629
The Walt Disney Co.	2,358,004	148,742,890
Time Warner, Inc.	970,366	56,640,263
Viacom, Inc. Class B (non-vtg.)	659,400	43,447,866
World Wrestling Entertainment, Inc. Class A	26,815	261,178
		351,327,530
Publishing - 3.2%
E.W. Scripps Co. Class A (a)	159,900	2,182,635
Gannett Co., Inc.	339,400	7,297,100
John Wiley & Sons, Inc. Class A	76,700	3,044,990
Journal Communications, Inc. Class A (a)	46,375	307,003
Martha Stewart Living Omnimedia, Inc. Class A (a)	115,933	278,239
Meredith Corp. (d)	78,600	3,221,028
Morningstar, Inc.	46,900	3,225,782
Scholastic Corp.	70,800	2,140,992
The McClatchy Co. Class A (a)(d)	168,491	421,228
The New York Times Co. Class A (a)	286,300	3,026,191
Washington Post Co. Class B	8,800	4,111,624
		29,256,812
TOTAL MEDIA		867,756,238
TOTAL COMMON STOCKS (Cost $682,760,140)		889,534,751
Money Market Funds - 10.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	28,523,448	$ 28,523,448
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	64,152,207	64,152,207
TOTAL MONEY MARKET FUNDS (Cost $92,675,655)		92,675,655
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $775,435,795)		982,210,406
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(63,413,504)
NET ASSETS - 100%		$ 918,796,902
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,212
Fidelity Securities Lending Cash Central Fund	71,189
Total	$ 84,401
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $776,262,714. Net unrealized appreciation aggregated $205,947,692, of which $210,035,027 related to appreciated investment securities and $4,087,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer
Discretionary Portfolio

May 31, 2013

1.802163.109

CPR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 2.9%
Auto Parts & Equipment - 2.9%
Delphi Automotive PLC	161,807	$ 7,897,800
Lear Corp.	47,833	2,869,023
Tenneco, Inc. (a)	67,482	2,993,502
		13,760,325
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
Interface, Inc.	108,271	1,818,953
DISTRIBUTORS - 1.9%
Distributors - 1.9%
LKQ Corp. (a)	362,484	8,873,608
HOTELS, RESTAURANTS & LEISURE - 11.9%
Casinos & Gaming - 1.3%
Wynn Resorts Ltd.	43,568	5,920,456
Hotels, Resorts & Cruise Lines - 1.2%
Wyndham Worldwide Corp.	101,320	5,888,718
Restaurants - 9.4%
Bloomin' Brands, Inc.	234,280	5,449,353
Buffalo Wild Wings, Inc. (a)	40,120	3,849,915
Domino's Pizza, Inc.	53,082	3,146,170
Panera Bread Co. Class A (a)	17,900	3,433,757
Starbucks Corp.	177,206	11,176,382
Texas Roadhouse, Inc. Class A	94,238	2,228,729
Yum! Brands, Inc.	226,749	15,362,245
		44,646,551
TOTAL HOTELS, RESTAURANTS & LEISURE		56,455,725
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.8%
NVR, Inc. (a)	3,905	3,839,826
Housewares & Specialties - 1.1%
Jarden Corp. (a)	114,384	5,328,007
TOTAL HOUSEHOLD DURABLES		9,167,833
INTERNET & CATALOG RETAIL - 5.4%
Internet Retail - 5.4%
Amazon.com, Inc. (a)	18,868	5,076,058
Liberty Media Corp. Interactive Series A (a)	451,547	10,137,230
priceline.com, Inc. (a)	13,018	10,465,561
		25,678,849
LEISURE EQUIPMENT & PRODUCTS - 2.4%
Leisure Products - 2.4%
Brunswick Corp.	217,849	7,313,191
Mattel, Inc.	96,715	4,327,996
		11,641,187

	Shares	Value
MEDIA - 25.4%
Broadcasting - 3.4%
Discovery Communications, Inc. (a)	92,300	$ 7,278,778
Liberty Media Corp. Class A (a)	69,519	8,680,142
		15,958,920
Cable & Satellite - 8.5%
Comcast Corp. Class A	772,512	31,016,356
DIRECTV (a)	157,682	9,639,101
		40,655,457
Movies & Entertainment - 13.5%
News Corp. Class A	708,494	22,749,742
The Walt Disney Co.	382,879	24,152,007
Time Warner, Inc.	301,005	17,569,662
		64,471,411
TOTAL MEDIA		121,085,788
MULTILINE RETAIL - 4.4%
General Merchandise Stores - 4.4%
Dollar General Corp. (a)	224,766	11,867,645
Dollar Tree, Inc. (a)	187,171	8,991,695
		20,859,340
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Nielsen Holdings B.V.	90,700	3,075,637
SPECIALTY RETAIL - 32.8%
Apparel Retail - 9.6%
Abercrombie & Fitch Co. Class A	99,650	4,990,472
American Eagle Outfitters, Inc.	432,702	8,563,173
DSW, Inc. Class A	63,400	4,690,966
L Brands, Inc.	184,298	9,216,743
Ross Stores, Inc.	94,658	6,086,509
TJX Companies, Inc.	245,561	12,427,842
		45,975,705
Automotive Retail - 4.1%
AutoZone, Inc. (a)	13,100	5,355,673
CarMax, Inc. (a)	73,208	3,423,938
O'Reilly Automotive, Inc. (a)	97,132	10,578,646
		19,358,257
Home Improvement Retail - 5.6%
Home Depot, Inc.	109,468	8,610,753
Lowe's Companies, Inc.	430,667	18,135,387
		26,746,140
Homefurnishing Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	95,524	6,519,513
Williams-Sonoma, Inc.	170,717	9,211,889
		15,731,402
Specialty Stores - 10.2%
Cabela's, Inc. Class A (a)	135,679	9,098,634
Dick's Sporting Goods, Inc.	170,717	8,935,328
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
PetSmart, Inc.	129,491	$ 8,740,643
Sally Beauty Holdings, Inc. (a)	223,890	6,853,273
Staples, Inc.	192,400	2,886,000
Tractor Supply Co.	64,430	7,214,871
Ulta Salon, Cosmetics & Fragrance, Inc.	53,385	4,845,223
		48,573,972
TOTAL SPECIALTY RETAIL		156,385,476
TEXTILES, APPAREL & LUXURY GOODS - 8.6%
Apparel, Accessories & Luxury Goods - 4.6%
Coach, Inc.	105,826	6,165,423
Hanesbrands, Inc.	67,183	3,349,744
PVH Corp.	35,702	4,112,513
VF Corp.	45,570	8,378,500
		22,006,180
Footwear - 4.0%
NIKE, Inc. Class B	207,446	12,791,120
Steven Madden Ltd. (a)	52,753	2,558,521
Wolverine World Wide, Inc.	69,300	3,627,855
		18,977,496
TOTAL TEXTILES, APPAREL & LUXURY GOODS		40,983,676
TOTAL COMMON STOCKS (Cost $378,764,846)		469,786,397
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $7,903,256)	7,903,256	$ 7,903,256
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $386,668,102)		477,689,653
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,450,275)
NET ASSETS - 100%		$ 476,239,378
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,220
Fidelity Securities Lending Cash Central Fund	1,476
Total	$ 3,696
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $388,540,643. Net unrealized appreciation aggregated $89,149,010, of which $91,537,835 related to appreciated investment securities and $2,388,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.106

AMF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 66.0%
Commodity Chemicals - 9.2%
Axiall Corp.	554,273	$ 23,916,880
Cabot Corp.	645,368	26,421,366
LyondellBasell Industries NV Class A	1,389,362	92,600,977
Westlake Chemical Corp. (d)	153,510	14,337,834
		157,277,057
Diversified Chemicals - 13.5%
Eastman Chemical Co.	979,248	70,231,667
FMC Corp.	1,087,053	68,169,094
Lanxess AG (d)	178,893	13,385,956
PPG Industries, Inc.	508,203	78,065,063
		229,851,780
Fertilizers & Agricultural Chemicals - 9.9%
Monsanto Co.	1,678,148	168,888,815
Industrial Gases - 10.6%
Air Products & Chemicals, Inc.	586,891	55,408,379
Airgas, Inc.	294,366	30,287,318
Praxair, Inc.	827,274	94,582,236
		180,277,933
Specialty Chemicals - 22.8%
Albemarle Corp.	736,854	49,310,270
Ashland, Inc.	587,241	52,217,470
Cytec Industries, Inc.	347,330	24,823,675
Ecolab, Inc.	987,479	83,412,351
Rockwood Holdings, Inc.	506,291	33,749,358
Sherwin-Williams Co.	267,427	50,418,012
Sigma Aldrich Corp.	553,544	46,309,491
W.R. Grace & Co. (a)	572,596	48,390,088
		388,630,715
TOTAL CHEMICALS		1,124,926,300
CONSTRUCTION MATERIALS - 3.6%
Construction Materials - 3.6%
Martin Marietta Materials, Inc. (d)	154,911	16,889,946
Vulcan Materials Co.	825,540	44,232,433
		61,122,379
CONTAINERS & PACKAGING - 9.8%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	615,164	34,892,102
Ball Corp.	738,653	31,880,263
Silgan Holdings, Inc.	288,778	13,506,147
		80,278,512

	Shares	Value
Paper Packaging - 5.1%
Graphic Packaging Holding Co. (a)	1,576,850	$ 12,125,977
MeadWestvaco Corp.	685,836	24,004,260
Rock-Tenn Co. Class A	517,084	51,077,558
		87,207,795
TOTAL CONTAINERS & PACKAGING		167,486,307
METALS & MINING - 10.5%
Diversified Metals & Mining - 1.4%
Copper Mountain Mining Corp. (a)	3,452,127	5,227,721
First Quantum Minerals Ltd.	626,000	11,206,713
Turquoise Hill Resources Ltd. (a)	1,157,140	7,723,568
		24,158,002
Gold - 4.0%
Franco-Nevada Corp.	404,700	16,886,734
Goldcorp, Inc.	1,054,300	31,290,871
Royal Gold, Inc.	364,353	19,951,970
		68,129,575
Steel - 5.1%
Carpenter Technology Corp.	551,693	26,569,535
Commercial Metals Co.	1,437,189	22,161,454
Haynes International, Inc.	275,652	13,490,409
Reliance Steel & Aluminum Co.	379,802	24,979,578
		87,200,976
TOTAL METALS & MINING		179,488,553
OIL, GAS & CONSUMABLE FUELS - 1.5%
Coal & Consumable Fuels - 1.5%
Peabody Energy Corp.	1,301,785	25,606,111
PAPER & FOREST PRODUCTS - 4.5%
Forest Products - 0.7%
Canfor Corp. (a)	685,100	11,484,966
Paper Products - 3.8%
International Paper Co.	1,413,466	65,231,456
TOTAL PAPER & FOREST PRODUCTS		76,716,422
TOTAL COMMON STOCKS (Cost $1,264,982,679)		1,635,346,072
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $8,886,300)	$ 8,886,300	8,886,300
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (e) (Cost $289,987)	$ 290,000	$ 289,994
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	56,544,553	56,544,553
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,002,110	22,002,110
TOTAL MONEY MARKET FUNDS (Cost $78,546,663)		78,546,663
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,352,705,629)		1,723,069,029
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,754,271)
NET ASSETS - 100%		$ 1,705,314,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
191 CME E-mini S&P Select Sector Materials Index Contracts	June 2013	$ 8,075,480	$ 205,545
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $289,994.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,886,300 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,886,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,971
Fidelity Securities Lending Cash Central Fund	43,918
Total	$ 59,889
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,635,346,072	$ 1,635,346,072	$ -	$ -
Convertible Bonds	8,886,300	-	-	8,886,300
U.S. Treasury Obligations	289,994	-	289,994	-
Money Market Funds	78,546,663	78,546,663	-	-
Total Investments in Securities:	$ 1,723,069,029	$ 1,713,892,735	$ 289,994	$ 8,886,300
Derivative Instruments:
Assets
Futures Contracts	$ 205,545	$ 205,545	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,355,887,804. Net unrealized appreciation aggregated $367,181,225, of which $409,803,006 related to appreciated investment securities and $42,621,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Materials Portfolio

May 31, 2013

1.802177.109

IND-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CHEMICALS - 66.0%
Commodity Chemicals - 9.2%
Axiall Corp.	554,273	$ 23,916,880
Cabot Corp.	645,368	26,421,366
LyondellBasell Industries NV Class A	1,389,362	92,600,977
Westlake Chemical Corp. (d)	153,510	14,337,834
		157,277,057
Diversified Chemicals - 13.5%
Eastman Chemical Co.	979,248	70,231,667
FMC Corp.	1,087,053	68,169,094
Lanxess AG (d)	178,893	13,385,956
PPG Industries, Inc.	508,203	78,065,063
		229,851,780
Fertilizers & Agricultural Chemicals - 9.9%
Monsanto Co.	1,678,148	168,888,815
Industrial Gases - 10.6%
Air Products & Chemicals, Inc.	586,891	55,408,379
Airgas, Inc.	294,366	30,287,318
Praxair, Inc.	827,274	94,582,236
		180,277,933
Specialty Chemicals - 22.8%
Albemarle Corp.	736,854	49,310,270
Ashland, Inc.	587,241	52,217,470
Cytec Industries, Inc.	347,330	24,823,675
Ecolab, Inc.	987,479	83,412,351
Rockwood Holdings, Inc.	506,291	33,749,358
Sherwin-Williams Co.	267,427	50,418,012
Sigma Aldrich Corp.	553,544	46,309,491
W.R. Grace & Co. (a)	572,596	48,390,088
		388,630,715
TOTAL CHEMICALS		1,124,926,300
CONSTRUCTION MATERIALS - 3.6%
Construction Materials - 3.6%
Martin Marietta Materials, Inc. (d)	154,911	16,889,946
Vulcan Materials Co.	825,540	44,232,433
		61,122,379
CONTAINERS & PACKAGING - 9.8%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	615,164	34,892,102
Ball Corp.	738,653	31,880,263
Silgan Holdings, Inc.	288,778	13,506,147
		80,278,512

	Shares	Value
Paper Packaging - 5.1%
Graphic Packaging Holding Co. (a)	1,576,850	$ 12,125,977
MeadWestvaco Corp.	685,836	24,004,260
Rock-Tenn Co. Class A	517,084	51,077,558
		87,207,795
TOTAL CONTAINERS & PACKAGING		167,486,307
METALS & MINING - 10.5%
Diversified Metals & Mining - 1.4%
Copper Mountain Mining Corp. (a)	3,452,127	5,227,721
First Quantum Minerals Ltd.	626,000	11,206,713
Turquoise Hill Resources Ltd. (a)	1,157,140	7,723,568
		24,158,002
Gold - 4.0%
Franco-Nevada Corp.	404,700	16,886,734
Goldcorp, Inc.	1,054,300	31,290,871
Royal Gold, Inc.	364,353	19,951,970
		68,129,575
Steel - 5.1%
Carpenter Technology Corp.	551,693	26,569,535
Commercial Metals Co.	1,437,189	22,161,454
Haynes International, Inc.	275,652	13,490,409
Reliance Steel & Aluminum Co.	379,802	24,979,578
		87,200,976
TOTAL METALS & MINING		179,488,553
OIL, GAS & CONSUMABLE FUELS - 1.5%
Coal & Consumable Fuels - 1.5%
Peabody Energy Corp.	1,301,785	25,606,111
PAPER & FOREST PRODUCTS - 4.5%
Forest Products - 0.7%
Canfor Corp. (a)	685,100	11,484,966
Paper Products - 3.8%
International Paper Co.	1,413,466	65,231,456
TOTAL PAPER & FOREST PRODUCTS		76,716,422
TOTAL COMMON STOCKS (Cost $1,264,982,679)		1,635,346,072
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $8,886,300)	$ 8,886,300	8,886,300
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (e) (Cost $289,987)	$ 290,000	$ 289,994
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	56,544,553	56,544,553
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	22,002,110	22,002,110
TOTAL MONEY MARKET FUNDS (Cost $78,546,663)		78,546,663
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,352,705,629)		1,723,069,029
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(17,754,271)
NET ASSETS - 100%		$ 1,705,314,758
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
191 CME E-mini S&P Select Sector Materials Index Contracts	June 2013	$ 8,075,480	$ 205,545
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $289,994.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,886,300 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 8,886,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,971
Fidelity Securities Lending Cash Central Fund	43,918
Total	$ 59,889
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,635,346,072	$ 1,635,346,072	$ -	$ -
Convertible Bonds	8,886,300	-	-	8,886,300
U.S. Treasury Obligations	289,994	-	289,994	-
Money Market Funds	78,546,663	78,546,663	-	-
Total Investments in Securities:	$ 1,723,069,029	$ 1,713,892,735	$ 289,994	$ 8,886,300
Derivative Instruments:
Assets
Futures Contracts	$ 205,545	$ 205,545	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,355,887,804. Net unrealized appreciation aggregated $367,181,225, of which $409,803,006 related to appreciated investment securities and $42,621,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity Advisor® Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.106

AGLD-QTLY-0713

Consolidated Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 9.8%
METALS & MINING - 9.8%
Gold - 9.8%
ABM Resources NL (a)	1,660,000	$ 43,851
Alkane Resources Ltd. (a)	120,000	46,193
Ampella Mining Ltd. (a)(d)	2,785,000	508,918
Beadell Resources Ltd. (a)	11,653,618	7,913,635
Evolution Mining Ltd. (a)	2,566,395	1,963,901
Gold One International Ltd. (a)	90,277	15,442
Gryphon Minerals Ltd. (a)	5,590,010	1,029,240
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,829,279
(Canada) (a)	320,000	97,227
Kingsgate Consolidated NL	1,538,274	2,366,048
Medusa Mining Ltd.	2,746,085	6,570,648
Newcrest Mining Ltd.	6,494,920	88,733,165
Papillon Resources Ltd. (a)(d)	2,518,068	1,816,040
Perseus Mining Ltd.:
(Australia) (a)	6,580,134	6,624,715
(Canada) (a)	1,300,000	1,291,536
Ramelius Resources Ltd. (a)	980,000	156,354
Red 5 Ltd. (a)	1,326,000	786,810
Regis Resources Ltd. (a)	3,442,293	13,115,764
Resolute Mining Ltd.	2,988,261	2,220,141
Saracen Mineral Holdings Ltd. (a)	4,816,787	661,548
Silver Lake Resources Ltd. (a)	5,246,985	4,008,726
St Barbara Ltd. (a)	5,298,377	3,379,626
Tanami Gold NL (a)(d)	292,500	22,275
Troy Resources NL (d)	195,000	317,586
Troy Resources NL (f)	734,826	1,212,011
		147,730,679
Bailiwick of Jersey - 6.3%
METALS & MINING - 6.3%
Gold - 6.3%
Centamin PLC (a)	6,306,900	3,683,592
Lydian International Ltd. (a)	1,655,300	2,570,565
Polyus Gold International Ltd.	422,400	1,320,492
Polyus Gold International Ltd. sponsored GDR	4,574,931	14,045,038
Randgold Resources Ltd. sponsored ADR	932,795	73,112,472
		94,732,159
Precious Metals & Minerals - 0.0%
Polymetal International PLC	20,000	209,829
TOTAL METALS & MINING		94,941,988
Bermuda - 0.8%
METALS & MINING - 0.8%
Gold - 0.6%
Continental Gold Ltd. (a)	2,271,400	9,048,355

	Shares	Value
Steel - 0.2%
African Minerals Ltd. (a)(d)	719,200	$ 2,786,519
TOTAL METALS & MINING		11,834,874
Canada - 69.4%
METALS & MINING - 69.4%
Diversified Metals & Mining - 0.2%
East Asia Minerals Corp. (a)	5,000	627
Eastmain Resources, Inc. (a)	10,000	3,183
Kimber Resources, Inc. (a)(e)	16,100	1,708
Kimber Resources, Inc. (a)(e)(f)(g)	5,130,500	544,350
NovaCopper, Inc. (a)(d)	488,333	871,392
Rio Alto Mining Ltd. (a)	55,000	163,395
Sabina Gold & Silver Corp. (a)	650,000	877,743
		2,462,398
Gold - 68.5%
Agnico Eagle Mines Ltd. (Canada) (d)	1,467,000	47,685,459
Alacer Gold Corp.	3,384,063	7,311,600
Alamos Gold, Inc. (d)	1,150,500	16,679,060
Argonaut Gold, Inc. (a)	2,746,262	20,846,956
ATAC Resources Ltd. (a)	67,200	81,022
B2Gold Corp. (a)	13,083,658	32,937,881
Banro Corp. (a)	2,361,482	2,847,217
Barrick Gold Corp. (d)	7,191,869	151,086,479
Belo Sun Mining Corp. (a)(d)	6,165,400	3,687,049
Centerra Gold, Inc. (d)	2,002,200	7,377,289
Claude Resources, Inc. (a)	320,000	83,337
Colossus Minerals, Inc. (a)(d)	3,512,600	5,996,915
Detour Gold Corp. (a)	1,892,800	19,498,533
Detour Gold Corp. (a)(f)	785,900	8,095,888
Eldorado Gold Corp.	9,016,508	72,879,997
Exeter Resource Corp. (a)	272,300	223,251
Franco-Nevada Corp.	1,245,200	51,957,899
Gabriel Resources Ltd. (a)	950,600	1,274,496
Gold Canyon Resources, Inc. (a)	800,000	223,776
Goldcorp, Inc.	6,834,100	202,831,215
Golden Queen Mining Co. Ltd. (a)	15,000	18,000
GoldQuest Mining Corp. (a)	2,318,500	771,529
Gran Colombia Gold Corp. (a)(d)	1,765,000	340,487
Guyana Goldfields, Inc. (a)	2,903,700	4,201,158
Guyana Goldfields, Inc. (a)(f)	155,000	224,259
IAMGOLD Corp.	2,394,500	12,541,244
International Minerals Corp. (Switzerland)	15,000	40,784
International Tower Hill Mines Ltd. (a)	546,700	390,217
Kinross Gold Corp.	10,337,091	67,800,549
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	103,546
Kirkland Lake Gold, Inc. (a)(d)	706,000	3,718,119
Lake Shore Gold Corp. (a)(d)	3,656,600	1,199,174
Luna Gold Corp. (a)	25,000	49,433
Midas Gold Corp. (a)	85,000	61,490
New Gold, Inc. (a)	7,758,755	52,760,282
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
NGEx Resources, Inc. (a)	60,000	$ 123,849
Novagold Resources, Inc. (a)(d)	2,955,000	7,524,668
OceanaGold Corp. (a)	3,222,300	5,936,429
Orezone Gold Corp. (a)(d)	372,100	251,237
Osisko Mining Corp. (a)	4,926,431	21,193,038
Osisko Mining Corp. (a)(f)	3,000,000	12,905,715
Pilot Gold, Inc. (a)(d)	768,150	874,287
Premier Gold Mines Ltd. (a)	5,369,322	11,393,787
Pretium Resources, Inc. (a)	440,938	3,615,117
Pretium Resources, Inc. (a)(f)	225,000	1,844,707
Pretium Resources, Inc. (a)(h)	225,000	1,844,707
Primero Mining Corp. (a)	846,200	4,619,717
Probe Mines Ltd. (a)	85,000	127,080
Rainy River Resources Ltd. (a)	1,208,400	4,242,658
Richmont Mines, Inc. (a)	230,900	445,430
Romarco Minerals, Inc. (a)	13,212,600	6,372,124
Romarco Minerals, Inc. (a)(f)	5,900,000	2,845,430
Rubicon Minerals Corp. (a)	5,032,102	8,688,172
Sandstorm Gold Ltd. (a)(d)	110,000	839,257
Seabridge Gold, Inc. (a)(d)	601,905	7,277,033
SEMAFO, Inc. (d)	4,406,900	8,671,402
St. Andrew Goldfields Ltd. (a)	440,000	161,273
Sulliden Gold Corp. Ltd. (a)(d)	3,110,400	3,150,152
Teranga Gold Corp. (a)	35,000	23,969
Teranga Gold Corp. CDI unit (a)	3,430,974	2,261,861
Torex Gold Resources, Inc. (a)	13,554,400	22,225,686
Volta Resources, Inc. (a)	55,000	12,997
Yamana Gold, Inc.	7,964,700	93,878,596
		1,031,175,968
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	6,000	25,030
Dalradian Resources, Inc. (a)	56,000	37,270
Gold Standard Ventures Corp. (a)	425,400	361,082
Kaminak Gold Corp. Class A (a)	20,000	18,134
MAG Silver Corp. (a)	35,400	263,259
Pan American Silver Corp. (d)	100,087	1,222,062
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	32,374
Silver Wheaton Corp.	87,400	2,072,984
Tahoe Resources, Inc. (a)	494,100	7,191,675
Wildcat Silver Corp. (a)	75,200	35,905
		11,259,775
TOTAL METALS & MINING		1,044,898,141

	Shares	Value
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	6,203,100	$ 5,504,559
South Africa - 5.9%
METALS & MINING - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR (d)	1,427,152	25,888,537
Gold Fields Ltd.	55,000	334,171
Gold Fields Ltd. sponsored ADR	6,292,226	38,193,812
Harmony Gold Mining Co. Ltd.	1,484,000	6,137,816
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,347,300	13,991,714
Sibanye Gold Ltd. ADR (a)	1,195,006	4,325,922
		88,871,972
United Kingdom - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
Patagonia Gold PLC (a)(d)	260,000	39,504
Petropavlovsk PLC	1,109,228	2,324,113
		2,363,617
Steel - 0.0%
London Mining PLC (a)	97,200	167,254
TOTAL METALS & MINING		2,530,871
United States of America - 2.9%
METALS & MINING - 2.7%
Gold - 2.6%
Allied Nevada Gold Corp. (a)	731,300	5,645,636
Allied Nevada Gold Corp. (Canada) (a)	30,000	235,544
Gold Resource Corp. (d)	100,000	960,000
Royal Gold, Inc.	592,713	32,456,964
		39,298,144
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	943,810	2,406,716
TOTAL METALS & MINING		41,704,860
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	206,600	1,380,088
Peabody Energy Corp.	72,700	1,430,009
		2,810,097
TOTAL UNITED STATES OF AMERICA		44,514,957
TOTAL COMMON STOCKS (Cost $1,948,870,556)		1,440,828,041
Commodities - 3.7%
	Troy Ounces	Value
Gold Bullion (a)	18,510	$ 25,643,754
Silver Bullion (a)	1,350,000	29,951,100
TOTAL COMMODITIES (Cost $58,247,108)		55,594,854
Money Market Funds - 15.6%

Fidelity Cash Central Fund, 0.12% (b)	554,660	554,660
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	234,899,415	234,899,415
TOTAL MONEY MARKET FUNDS (Cost $235,454,075)		235,454,075
TOTAL INVESTMENT PORTFOLIO - 115.0% (Cost $2,242,571,739)		1,731,876,970
NET OTHER ASSETS (LIABILITIES) - (15.0)%		(226,096,860)
NET ASSETS - 100%		$ 1,505,780,110
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,672,360 or 1.8% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,844,707 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,097
Fidelity Securities Lending Cash Central Fund	150,867
Total	$ 155,964
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 230,792,412	$ 277,259,898	$ -	$ 55,573,301
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ -	$ -	$ 1,708
Kimber Resources, Inc. (144A)	1,379,164	-	59,278	-	544,350
Total	$ 1,383,145	$ -	$ 59,278	$ -	$ 546,058
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,440,828,041	$ 1,286,931,914	$ 153,109,317	$ 786,810
Commodities	55,594,854	55,594,854	-	-
Money Market Funds	235,454,075	235,454,075	-	-
Total Investments in Securities:	$ 1,731,876,970	$ 1,577,980,843	$ 153,109,317	$ 786,810

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 296,716,900
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes on an unconsolidated basis was $2,370,031,462. Net unrealized depreciation aggregated $638,176,046, of which $178,695,587 related to appreciated investment securities and $816,871,633 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2013, the Fund held $55,573,301 in the Subsidiary, representing 3.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity ® Select Gold Portfolio

May 31, 2013

1.802173.109

GOL-QTLY-0713

Consolidated Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 9.8%
METALS & MINING - 9.8%
Gold - 9.8%
ABM Resources NL (a)	1,660,000	$ 43,851
Alkane Resources Ltd. (a)	120,000	46,193
Ampella Mining Ltd. (a)(d)	2,785,000	508,918
Beadell Resources Ltd. (a)	11,653,618	7,913,635
Evolution Mining Ltd. (a)	2,566,395	1,963,901
Gold One International Ltd. (a)	90,277	15,442
Gryphon Minerals Ltd. (a)	5,590,010	1,029,240
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,829,279
(Canada) (a)	320,000	97,227
Kingsgate Consolidated NL	1,538,274	2,366,048
Medusa Mining Ltd.	2,746,085	6,570,648
Newcrest Mining Ltd.	6,494,920	88,733,165
Papillon Resources Ltd. (a)(d)	2,518,068	1,816,040
Perseus Mining Ltd.:
(Australia) (a)	6,580,134	6,624,715
(Canada) (a)	1,300,000	1,291,536
Ramelius Resources Ltd. (a)	980,000	156,354
Red 5 Ltd. (a)	1,326,000	786,810
Regis Resources Ltd. (a)	3,442,293	13,115,764
Resolute Mining Ltd.	2,988,261	2,220,141
Saracen Mineral Holdings Ltd. (a)	4,816,787	661,548
Silver Lake Resources Ltd. (a)	5,246,985	4,008,726
St Barbara Ltd. (a)	5,298,377	3,379,626
Tanami Gold NL (a)(d)	292,500	22,275
Troy Resources NL (d)	195,000	317,586
Troy Resources NL (f)	734,826	1,212,011
		147,730,679
Bailiwick of Jersey - 6.3%
METALS & MINING - 6.3%
Gold - 6.3%
Centamin PLC (a)	6,306,900	3,683,592
Lydian International Ltd. (a)	1,655,300	2,570,565
Polyus Gold International Ltd.	422,400	1,320,492
Polyus Gold International Ltd. sponsored GDR	4,574,931	14,045,038
Randgold Resources Ltd. sponsored ADR	932,795	73,112,472
		94,732,159
Precious Metals & Minerals - 0.0%
Polymetal International PLC	20,000	209,829
TOTAL METALS & MINING		94,941,988
Bermuda - 0.8%
METALS & MINING - 0.8%
Gold - 0.6%
Continental Gold Ltd. (a)	2,271,400	9,048,355

	Shares	Value
Steel - 0.2%
African Minerals Ltd. (a)(d)	719,200	$ 2,786,519
TOTAL METALS & MINING		11,834,874
Canada - 69.4%
METALS & MINING - 69.4%
Diversified Metals & Mining - 0.2%
East Asia Minerals Corp. (a)	5,000	627
Eastmain Resources, Inc. (a)	10,000	3,183
Kimber Resources, Inc. (a)(e)	16,100	1,708
Kimber Resources, Inc. (a)(e)(f)(g)	5,130,500	544,350
NovaCopper, Inc. (a)(d)	488,333	871,392
Rio Alto Mining Ltd. (a)	55,000	163,395
Sabina Gold & Silver Corp. (a)	650,000	877,743
		2,462,398
Gold - 68.5%
Agnico Eagle Mines Ltd. (Canada) (d)	1,467,000	47,685,459
Alacer Gold Corp.	3,384,063	7,311,600
Alamos Gold, Inc. (d)	1,150,500	16,679,060
Argonaut Gold, Inc. (a)	2,746,262	20,846,956
ATAC Resources Ltd. (a)	67,200	81,022
B2Gold Corp. (a)	13,083,658	32,937,881
Banro Corp. (a)	2,361,482	2,847,217
Barrick Gold Corp. (d)	7,191,869	151,086,479
Belo Sun Mining Corp. (a)(d)	6,165,400	3,687,049
Centerra Gold, Inc. (d)	2,002,200	7,377,289
Claude Resources, Inc. (a)	320,000	83,337
Colossus Minerals, Inc. (a)(d)	3,512,600	5,996,915
Detour Gold Corp. (a)	1,892,800	19,498,533
Detour Gold Corp. (a)(f)	785,900	8,095,888
Eldorado Gold Corp.	9,016,508	72,879,997
Exeter Resource Corp. (a)	272,300	223,251
Franco-Nevada Corp.	1,245,200	51,957,899
Gabriel Resources Ltd. (a)	950,600	1,274,496
Gold Canyon Resources, Inc. (a)	800,000	223,776
Goldcorp, Inc.	6,834,100	202,831,215
Golden Queen Mining Co. Ltd. (a)	15,000	18,000
GoldQuest Mining Corp. (a)	2,318,500	771,529
Gran Colombia Gold Corp. (a)(d)	1,765,000	340,487
Guyana Goldfields, Inc. (a)	2,903,700	4,201,158
Guyana Goldfields, Inc. (a)(f)	155,000	224,259
IAMGOLD Corp.	2,394,500	12,541,244
International Minerals Corp. (Switzerland)	15,000	40,784
International Tower Hill Mines Ltd. (a)	546,700	390,217
Kinross Gold Corp.	10,337,091	67,800,549
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	103,546
Kirkland Lake Gold, Inc. (a)(d)	706,000	3,718,119
Lake Shore Gold Corp. (a)(d)	3,656,600	1,199,174
Luna Gold Corp. (a)	25,000	49,433
Midas Gold Corp. (a)	85,000	61,490
New Gold, Inc. (a)	7,758,755	52,760,282
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
NGEx Resources, Inc. (a)	60,000	$ 123,849
Novagold Resources, Inc. (a)(d)	2,955,000	7,524,668
OceanaGold Corp. (a)	3,222,300	5,936,429
Orezone Gold Corp. (a)(d)	372,100	251,237
Osisko Mining Corp. (a)	4,926,431	21,193,038
Osisko Mining Corp. (a)(f)	3,000,000	12,905,715
Pilot Gold, Inc. (a)(d)	768,150	874,287
Premier Gold Mines Ltd. (a)	5,369,322	11,393,787
Pretium Resources, Inc. (a)	440,938	3,615,117
Pretium Resources, Inc. (a)(f)	225,000	1,844,707
Pretium Resources, Inc. (a)(h)	225,000	1,844,707
Primero Mining Corp. (a)	846,200	4,619,717
Probe Mines Ltd. (a)	85,000	127,080
Rainy River Resources Ltd. (a)	1,208,400	4,242,658
Richmont Mines, Inc. (a)	230,900	445,430
Romarco Minerals, Inc. (a)	13,212,600	6,372,124
Romarco Minerals, Inc. (a)(f)	5,900,000	2,845,430
Rubicon Minerals Corp. (a)	5,032,102	8,688,172
Sandstorm Gold Ltd. (a)(d)	110,000	839,257
Seabridge Gold, Inc. (a)(d)	601,905	7,277,033
SEMAFO, Inc. (d)	4,406,900	8,671,402
St. Andrew Goldfields Ltd. (a)	440,000	161,273
Sulliden Gold Corp. Ltd. (a)(d)	3,110,400	3,150,152
Teranga Gold Corp. (a)	35,000	23,969
Teranga Gold Corp. CDI unit (a)	3,430,974	2,261,861
Torex Gold Resources, Inc. (a)	13,554,400	22,225,686
Volta Resources, Inc. (a)	55,000	12,997
Yamana Gold, Inc.	7,964,700	93,878,596
		1,031,175,968
Precious Metals & Minerals - 0.7%
Chesapeake Gold Corp. (a)	6,000	25,030
Dalradian Resources, Inc. (a)	56,000	37,270
Gold Standard Ventures Corp. (a)	425,400	361,082
Kaminak Gold Corp. Class A (a)	20,000	18,134
MAG Silver Corp. (a)	35,400	263,259
Pan American Silver Corp. (d)	100,087	1,222,062
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	32,374
Silver Wheaton Corp.	87,400	2,072,984
Tahoe Resources, Inc. (a)	494,100	7,191,675
Wildcat Silver Corp. (a)	75,200	35,905
		11,259,775
TOTAL METALS & MINING		1,044,898,141

	Shares	Value
Cayman Islands - 0.4%
METALS & MINING - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (a)	6,203,100	$ 5,504,559
South Africa - 5.9%
METALS & MINING - 5.9%
Gold - 5.9%
AngloGold Ashanti Ltd. sponsored ADR (d)	1,427,152	25,888,537
Gold Fields Ltd.	55,000	334,171
Gold Fields Ltd. sponsored ADR	6,292,226	38,193,812
Harmony Gold Mining Co. Ltd.	1,484,000	6,137,816
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,347,300	13,991,714
Sibanye Gold Ltd. ADR (a)	1,195,006	4,325,922
		88,871,972
United Kingdom - 0.2%
METALS & MINING - 0.2%
Gold - 0.2%
Patagonia Gold PLC (a)(d)	260,000	39,504
Petropavlovsk PLC	1,109,228	2,324,113
		2,363,617
Steel - 0.0%
London Mining PLC (a)	97,200	167,254
TOTAL METALS & MINING		2,530,871
United States of America - 2.9%
METALS & MINING - 2.7%
Gold - 2.6%
Allied Nevada Gold Corp. (a)	731,300	5,645,636
Allied Nevada Gold Corp. (Canada) (a)	30,000	235,544
Gold Resource Corp. (d)	100,000	960,000
Royal Gold, Inc.	592,713	32,456,964
		39,298,144
Precious Metals & Minerals - 0.1%
McEwen Mining, Inc. (a)(d)	943,810	2,406,716
TOTAL METALS & MINING		41,704,860
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	206,600	1,380,088
Peabody Energy Corp.	72,700	1,430,009
		2,810,097
TOTAL UNITED STATES OF AMERICA		44,514,957
TOTAL COMMON STOCKS (Cost $1,948,870,556)		1,440,828,041
Commodities - 3.7%
	Troy Ounces	Value
Gold Bullion (a)	18,510	$ 25,643,754
Silver Bullion (a)	1,350,000	29,951,100
TOTAL COMMODITIES (Cost $58,247,108)		55,594,854
Money Market Funds - 15.6%

Fidelity Cash Central Fund, 0.12% (b)	554,660	554,660
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	234,899,415	234,899,415
TOTAL MONEY MARKET FUNDS (Cost $235,454,075)		235,454,075
TOTAL INVESTMENT PORTFOLIO - 115.0% (Cost $2,242,571,739)		1,731,876,970
NET OTHER ASSETS (LIABILITIES) - (15.0)%		(226,096,860)
NET ASSETS - 100%		$ 1,505,780,110
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,672,360 or 1.8% of net assets.

(g) Security or a portion of the security sold on a delayed delivery basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,844,707 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,097
Fidelity Securities Lending Cash Central Fund	150,867
Total	$ 155,964
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 116,121,090	$ 230,792,412	$ 277,259,898	$ -	$ 55,573,301
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 3,981	$ -	$ -	$ -	$ 1,708
Kimber Resources, Inc. (144A)	1,379,164	-	59,278	-	544,350
Total	$ 1,383,145	$ -	$ 59,278	$ -	$ 546,058
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,440,828,041	$ 1,286,931,914	$ 153,109,317	$ 786,810
Commodities	55,594,854	55,594,854	-	-
Money Market Funds	235,454,075	235,454,075	-	-
Total Investments in Securities:	$ 1,731,876,970	$ 1,577,980,843	$ 153,109,317	$ 786,810

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 296,716,900
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes on an unconsolidated basis was $2,370,031,462. Net unrealized depreciation aggregated $638,176,046, of which $178,695,587 related to appreciated investment securities and $816,871,633 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2013, the Fund held $55,573,301 in the Subsidiary, representing 3.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Leisure Portfolio

May 31, 2013

1.802179.109

LEI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 4.6%
Specialized Consumer Services - 4.6%
Coinstar, Inc. (a)(d)	75,140	$ 4,376,154
Steiner Leisure Ltd. (a)	243,193	12,351,772
Weight Watchers International, Inc.	17,800	816,130
		17,544,056
HOTELS, RESTAURANTS & LEISURE - 85.1%
Casinos & Gaming - 18.4%
Las Vegas Sands Corp.	528,276	30,587,180
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	91,870	2,184,669
MGM China Holdings Ltd.	900,000	2,397,631
Penn National Gaming, Inc. (a)	476,112	26,205,204
SHFL Entertainment, Inc. (a)	336,261	5,800,502
Wynn Resorts Ltd.	19,700	2,677,033
		69,852,219
Hotels, Resorts & Cruise Lines - 17.9%
Carnival Corp. unit	331,000	10,956,100
Hyatt Hotels Corp. Class A (a)	382,858	15,743,121
Starwood Hotels & Resorts Worldwide, Inc.	209,100	14,281,530
Wyndham Worldwide Corp.	465,200	27,037,424
		68,018,175
Leisure Facilities - 0.9%
Cedar Fair LP (depositary unit)	83,656	3,422,367
Restaurants - 47.9%
Bravo Brio Restaurant Group, Inc. (a)	84,169	1,515,042
Brinker International, Inc.	374,900	14,699,829
Chipotle Mexican Grill, Inc. (a)	26,529	9,576,969
Denny's Corp. (a)	490,042	2,954,953
Jack in the Box, Inc. (a)	67,700	2,470,373
McDonald's Corp.	478,700	46,228,059
Panera Bread Co. Class A (a)	52,500	10,071,075
Papa John's International, Inc. (a)	67,566	4,353,277
Ruth's Hospitality Group, Inc.	436,729	4,891,365
Starbucks Corp.	908,400	57,292,789
Texas Roadhouse, Inc. Class A	200,508	4,742,014
Tim Hortons, Inc. (Canada)	43,000	2,287,803
Whitbread PLC	130,000	5,694,559
Yum! Brands, Inc.	232,700	15,765,425
		182,543,532
TOTAL HOTELS, RESTAURANTS & LEISURE		323,836,293
IT SERVICES - 1.2%
Data Processing & Outsourced Services - 1.2%
The Western Union Co.	280,000	4,586,400
LEISURE EQUIPMENT & PRODUCTS - 1.1%
Leisure Products - 1.1%
Mattel, Inc.	96,000	4,296,000

	Shares	Value
MEDIA - 3.1%
Broadcasting - 0.6%
CBS Corp. Class B	46,300	$ 2,291,850
Cable & Satellite - 0.8%
DIRECTV (a)	46,925	2,868,525
Movies & Entertainment - 1.7%
News Corp. Class A	90,000	2,889,900
Viacom, Inc. Class B (non-vtg.)	55,500	3,656,895
		6,546,795
TOTAL MEDIA		11,707,170
SOFTWARE - 2.5%
Application Software - 1.6%
Intuit, Inc.	103,500	6,048,540
Home Entertainment Software - 0.9%
Playtech Ltd.	320,000	3,252,732
TOTAL SOFTWARE		9,301,272
SPECIALTY RETAIL - 0.6%
Apparel Retail - 0.6%
Express, Inc. (a)	105,000	2,289,000
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Apparel, Accessories & Luxury Goods - 0.6%
PVH Corp.	21,140	2,435,117
TOTAL COMMON STOCKS (Cost $219,838,827)		375,995,308
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	342,188
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	3,970,994	$ 3,970,994
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,293,550	3,293,550
TOTAL MONEY MARKET FUNDS (Cost $7,264,544)		7,264,544
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $227,403,371)		383,602,040
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,864,696)
NET ASSETS - 100%		$ 380,737,344
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,430
Fidelity Securities Lending Cash Central Fund	150,674
Total	$ 152,104
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 375,995,308	$ 373,597,677	$ 2,397,631	$ -
Convertible Bonds	342,188	-	342,188	-
Money Market Funds	7,264,544	7,264,544	-	-
Total Investments in Securities:	$ 383,602,040	$ 380,862,221	$ 2,739,819	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $231,347,527. Net unrealized appreciation aggregated $152,254,513, of which $153,276,647 related to appreciated investment securities and $1,022,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Industrial Equipment Portfolio

May 31, 2013

1.802176.109

INE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 19.9%
Aerospace & Defense - 19.9%
Honeywell International, Inc.	156,600	$ 12,286,836
Precision Castparts Corp.	49,900	10,674,608
Teledyne Technologies, Inc. (a)	42,900	3,312,738
Textron, Inc.	330,600	8,912,976
TransDigm Group, Inc.	38,100	5,566,410
United Technologies Corp.	294,500	27,948,050
		68,701,618
AIR FREIGHT & LOGISTICS - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	13,800	782,322
Expeditors International of Washington, Inc.	20,100	784,503
		1,566,825
AIRLINES - 0.4%
Airlines - 0.4%
Copa Holdings SA Class A	9,800	1,286,936
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	143,700	5,368,632
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Gibraltar Industries, Inc. (a)	70,241	1,140,011
Ply Gem Holdings, Inc.	1,400	32,340
		1,172,351
CHEMICALS - 0.5%
Commodity Chemicals - 0.5%
Cabot Corp.	44,000	1,801,360
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Support Services - 0.8%
Aggreko PLC	98,500	2,674,440
Environmental & Facility Services - 0.5%
Republic Services, Inc.	57,200	1,950,520
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,624,960
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	63,000	3,591,630
URS Corp.	20,900	1,012,396
		4,604,026
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	104,500	3,058,715

	Shares	Value
ELECTRICAL EQUIPMENT - 11.8%
Electrical Components & Equipment - 11.5%
AMETEK, Inc.	100,150	$ 4,321,473
Eaton Corp. PLC	182,200	12,036,132
Generac Holdings, Inc.	44,400	1,798,200
Hubbell, Inc. Class B	26,000	2,611,180
Regal-Beloit Corp.	110,728	7,475,247
Rockwell Automation, Inc.	55,300	4,867,506
Roper Industries, Inc.	52,600	6,533,972
		39,643,710
Heavy Electrical Equipment - 0.3%
AZZ, Inc.	27,600	1,144,848
TOTAL ELECTRICAL EQUIPMENT		40,788,558
INDUSTRIAL CONGLOMERATES - 26.9%
Industrial Conglomerates - 26.9%
3M Co.	175,300	19,330,331
Danaher Corp.	272,500	16,845,950
General Electric Co.	2,434,155	56,764,495
		92,940,776
MACHINERY - 26.6%
Construction & Farm Machinery & Heavy Trucks - 15.9%
Caterpillar, Inc.	219,900	18,867,420
Cummins, Inc.	121,000	14,475,230
Joy Global, Inc.	53,700	2,904,096
Manitowoc Co., Inc.	331,800	6,971,118
PACCAR, Inc.	103,800	5,563,680
Terex Corp. (a)	87,400	3,135,038
Wabtec Corp.	27,000	2,970,270
		54,886,852
Industrial Machinery - 10.7%
Blount International, Inc. (a)	59,800	802,516
Donaldson Co., Inc.	67,700	2,539,427
Harsco Corp.	61,000	1,426,180
Illinois Tool Works, Inc.	176,900	12,405,997
Ingersoll-Rand PLC	171,000	9,837,630
Metka SA	62,100	863,645
Nordson Corp.	26,500	1,887,330
Pall Corp.	41,400	2,823,480
Sun Hydraulics Corp.	40,100	1,301,245
Timken Co.	55,500	3,150,180
		37,037,630
TOTAL MACHINERY		91,924,482
PROFESSIONAL SERVICES - 2.8%
Research & Consulting Services - 2.8%
Dun & Bradstreet Corp.	82,400	8,086,736
VSE Corp.	51,539	1,748,203
		9,834,939
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Trading Companies & Distributors - 3.1%
Houston Wire & Cable Co.	137,234	$ 1,922,648
MSC Industrial Direct Co., Inc. Class A	24,100	1,992,347
Watsco, Inc.	17,300	1,509,425
WESCO International, Inc. (a)	69,000	5,123,940
		10,548,360
TOTAL COMMON STOCKS (Cost $266,322,304)		338,222,538
Nonconvertible Preferred Stocks - 2.4%
	Shares	Value
AUTOMOBILES - 2.4%
Automobile Manufacturers - 2.4%
Volkswagen AG (Cost $8,154,476)	37,900	$ 8,322,566
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $274,476,780)		346,545,104
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,007,685)
NET ASSETS - 100%		$ 345,537,419
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,355
Fidelity Securities Lending Cash Central Fund	2,890
Total	$ 5,245
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $274,916,310. Net unrealized appreciation aggregated $71,628,794, of which $73,900,490 related to appreciated investment securities and $2,271,696 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Retailing Portfolio

May 31, 2013

1.802188.109

RET-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
DISTRIBUTORS - 1.9%
Distributors - 1.9%
LKQ Corp. (a)	534,947	$ 13,095,503
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Steiner Leisure Ltd. (a)	89,467	4,544,029
FOOD PRODUCTS - 0.5%
Packaged Foods & Meats - 0.5%
Annie's, Inc. (a)(d)	82,300	3,202,293
HOUSEHOLD DURABLES - 0.6%
Household Appliances - 0.6%
Techtronic Industries Co. Ltd.	1,720,000	4,412,529
INTERNET & CATALOG RETAIL - 19.6%
Internet Retail - 19.6%
Amazon.com, Inc. (a)	251,920	67,774,038
Netflix, Inc. (a)	45,000	10,181,250
Ocado Group PLC (a)	550,000	2,271,351
priceline.com, Inc. (a)	59,060	47,480,106
TripAdvisor, Inc. (a)	135,000	8,706,150
		136,412,895
MULTILINE RETAIL - 1.9%
Department Stores - 1.9%
PPR SA	61,000	13,335,695
SOFTWARE - 1.5%
Home Entertainment Software - 1.5%
Take-Two Interactive Software, Inc. (a)	612,000	10,183,680
SPECIALTY RETAIL - 61.7%
Apparel Retail - 23.1%
Express, Inc. (a)	757,102	16,504,824
Gap, Inc.	126,000	5,109,300
H&M Hennes & Mauritz AB (B Shares) (d)	432,000	14,871,024
Inditex SA	78,462	9,771,818
L Brands, Inc.	479,679	23,988,747
Ross Stores, Inc.	390,600	25,115,580
TJX Companies, Inc.	947,200	47,937,792
Urban Outfitters, Inc. (a)	412,200	17,283,546
		160,582,631
Automotive Retail - 8.1%
AutoZone, Inc. (a)	70,443	28,799,212
O'Reilly Automotive, Inc. (a)	250,365	27,267,252
		56,066,464

	Shares	Value
Home Improvement Retail - 24.9%
Home Depot, Inc.	1,489,100	$ 117,132,604
Lowe's Companies, Inc.	1,326,900	55,875,759
		173,008,363
Homefurnishing Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	95,580	6,523,335
Specialty Stores - 4.7%
Dick's Sporting Goods, Inc.	400,100	20,941,234
GNC Holdings, Inc.	268,200	12,077,046
		33,018,280
TOTAL SPECIALTY RETAIL		429,199,073
TEXTILES, APPAREL & LUXURY GOODS - 10.5%
Apparel, Accessories & Luxury Goods - 9.6%
Compagnie Financiere Richemont SA Series A	92,801	8,331,468
G-III Apparel Group Ltd. (a)	287,070	12,088,518
lululemon athletica, Inc. (a)(d)	151,600	11,795,996
PVH Corp.	113,500	13,074,065
Swatch Group AG (Bearer) (Reg.)	81,364	8,100,238
VF Corp.	74,600	13,715,956
		67,106,241
Footwear - 0.9%
NIKE, Inc. Class B	101,400	6,252,324
TOTAL TEXTILES, APPAREL & LUXURY GOODS		73,358,565
TOTAL COMMON STOCKS (Cost $500,751,149)		687,744,262
Convertible Bonds - 0.2%
Principal Amount
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,170,000
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	13,180,887	$ 13,180,887
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	15,531,750	15,531,750
TOTAL MONEY MARKET FUNDS (Cost $28,712,637)		28,712,637
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $530,463,786)		717,626,899
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(22,145,916)
NET ASSETS - 100%		$ 695,480,983
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,596
Fidelity Securities Lending Cash Central Fund	88,674
Total	$ 91,270
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 687,744,262	$ 683,331,733	$ 4,412,529	$ -
Convertible Bonds	1,170,000	-	1,170,000	-
Money Market Funds	28,712,637	28,712,637	-	-
Total Investments in Securities:	$ 717,626,899	$ 712,044,370	$ 5,582,529	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $531,821,661. Net unrealized appreciation aggregated $185,805,238, of which $187,243,673 related to appreciated investment securities and $1,438,435 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Electronics Portfolio

May 31, 2013

1.802167.109

ELE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	121,100	2,773,190
COMMUNICATIONS EQUIPMENT - 8.5%
Communications Equipment - 8.5%
Aruba Networks, Inc. (a)	197,900	2,956,626
Brocade Communications Systems, Inc. (a)	340,779	1,850,430
Finisar Corp. (a)	254,701	3,336,583
Juniper Networks, Inc. (a)	540,621	9,585,210
NETGEAR, Inc. (a)	93,500	3,111,680
Polycom, Inc. (a)	664,538	7,529,216
QUALCOMM, Inc.	655,808	41,630,692
Radware Ltd. (a)	191,108	2,874,264
Research In Motion Ltd. (a)(d)	99,100	1,382,445
Riverbed Technology, Inc. (a)	341,800	5,284,228
		79,541,374
COMPUTERS & PERIPHERALS - 3.4%
Computer Hardware - 1.7%
Apple, Inc.	34,776	15,638,072
Computer Storage & Peripherals - 1.7%
EMC Corp.	397,400	9,839,624
Fusion-io, Inc. (a)	185,995	2,691,348
SanDisk Corp. (a)	58,300	3,440,866
		15,971,838
TOTAL COMPUTERS & PERIPHERALS		31,609,910
ELECTRONIC EQUIPMENT & COMPONENTS - 11.1%
Electronic Components - 2.1%
Aeroflex Holding Corp. (a)	1,670,579	13,197,574
Corning, Inc.	25,441	391,028
InvenSense, Inc. (a)	432,915	5,575,945
		19,164,547
Electronic Manufacturing Services - 8.1%
Benchmark Electronics, Inc. (a)	77,871	1,518,485
Flextronics International Ltd. (a)	1,850,188	13,802,402
Jabil Circuit, Inc.	2,026,123	40,644,027
Plexus Corp. (a)	18	525
TTM Technologies, Inc. (a)	2,454,628	19,833,394
		75,798,833

	Shares	Value
Technology Distributors - 0.9%
Arrow Electronics, Inc. (a)	110,021	$ 4,374,435
Avnet, Inc. (a)	126,930	4,335,929
		8,710,364
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		103,673,744
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
Demand Media, Inc. (a)	309,250	2,650,273
Facebook, Inc. Class A	112,049	2,728,393
Rackspace Hosting, Inc. (a)	47,300	1,775,169
Velti PLC (a)	374,200	658,592
		7,812,427
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
EVERTEC, Inc.	120,914	2,420,698
VeriFone Systems, Inc. (a)	116,160	2,710,013
		5,130,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 68.3%
Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)(d)	404,997	1,838,686
GT Advanced Technologies, Inc. (a)(d)	512,410	2,280,225
Lam Research Corp. (a)	25,300	1,183,534
Rubicon Technology, Inc. (a)(d)	299,500	2,536,765
		7,839,210
Semiconductors - 67.4%
Advanced Micro Devices, Inc. (a)(d)	1,461,911	5,847,644
Advanced Semiconductor Engineering, Inc. sponsored ADR	544,000	2,284,800
Altera Corp.	1,828,564	60,690,039
Analog Devices, Inc.	893,628	41,044,334
ARM Holdings PLC sponsored ADR	17	746
Avago Technologies Ltd.	1,574,474	59,373,415
Broadcom Corp. Class A	2,010,183	72,185,669
Cypress Semiconductor Corp. (d)	2,047,099	23,009,393
Entropic Communications, Inc. (a)	723,552	3,096,803
EZchip Semiconductor Ltd. (a)	222,214	6,008,667
Freescale Semiconductor Holdings I Ltd. (a)(d)	968,921	15,425,222
Inphi Corp. (a)	554,127	5,657,637
Intel Corp.	1,425,191	34,603,637
Intermolecular, Inc. (a)	323,416	2,761,973
Intersil Corp. Class A	5,229,725	42,883,745
LSI Corp. (a)	3,257,233	24,103,524
M/A-COM Technology Solutions, Inc. (a)	162,442	2,262,817
Marvell Technology Group Ltd.	3,062,215	33,194,411
MediaTek, Inc.	198,000	2,442,131
Microchip Technology, Inc.	471,775	17,210,352
Micron Technology, Inc. (a)	1,826,604	21,334,735
Motech Industries, Inc. (a)	1	1
NVIDIA Corp. (d)	1,674,706	24,266,490
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NXP Semiconductors NV (a)	1,053,849	$ 32,511,242
O2Micro International Ltd. sponsored ADR (a)	581,178	2,005,064
Omnivision Technologies, Inc. (a)	118,471	2,188,159
ON Semiconductor Corp. (a)	2,561,707	21,928,212
PMC-Sierra, Inc. (a)	3,185,657	19,145,799
RDA Microelectronics, Inc. sponsored ADR	269,582	2,887,223
Skyworks Solutions, Inc. (a)	1,700,579	40,575,815
Spreadtrum Communications, Inc. ADR	125,900	2,450,014
Volterra Semiconductor Corp. (a)	378,700	5,324,522
		628,704,235
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		636,543,445
SOFTWARE - 0.7%
Application Software - 0.4%
Nuance Communications, Inc. (a)	182,837	3,473,903
Systems Software - 0.3%
Allot Communications Ltd. (a)	264,700	3,269,045
Check Point Software Technologies Ltd. (a)	400	20,032
		3,289,077
TOTAL SOFTWARE		6,762,980
TOTAL COMMON STOCKS (Cost $978,098,671)		873,847,784
Convertible Bonds - 2.4%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 1,970,000	2,501,900
1.875% 8/1/31	5,680,000	7,447,900
3.125% 5/1/32 (e)	9,050,000	12,556,875
TOTAL CONVERTIBLE BONDS (Cost $15,857,141)		22,506,675
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	31,306,326	$ 31,306,326
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	40,941,152	40,941,152
TOTAL MONEY MARKET FUNDS (Cost $72,247,478)		72,247,478
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,066,203,290)		968,601,937
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(35,932,496)
NET ASSETS - 100%		$ 932,669,441
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,058,775 or 1.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,594
Fidelity Securities Lending Cash Central Fund	53,746
Total	$ 64,340
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 873,847,784	$ 871,405,649	$ 2,442,135	$ -
Convertible Bonds	22,506,675	-	22,506,675	-
Money Market Funds	72,247,478	72,247,478	-	-
Total Investments in Securities:	$ 968,601,937	$ 943,653,127	$ 24,948,810	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,074,512,951. Net unrealized depreciation aggregated $105,911,014, of which $35,191,401 related to appreciated investment securities and $141,102,415 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Utilities Portfolio

May 31, 2013

1.802193.109

UTI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
ELECTRIC UTILITIES - 39.8%
Electric Utilities - 39.8%
American Electric Power Co., Inc.	1,047,039	$ 47,975,327
Duke Energy Corp.	1,152,853	77,160,451
Edison International	609,512	28,000,981
FirstEnergy Corp.	794,789	31,004,719
ITC Holdings Corp.	93,805	8,120,699
OGE Energy Corp.	455,958	30,945,869
Southern Co.	657,900	28,881,810
		252,089,856
GAS UTILITIES - 3.0%
Gas Utilities - 3.0%
National Fuel Gas Co.	92,976	5,690,131
Questar Corp.	551,286	13,401,763
		19,091,894
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.2%
Independent Power Producers & Energy Traders - 11.2%
Calpine Corp. (a)	745,637	15,143,887
NRG Energy, Inc.	1,137,202	29,021,395
The AES Corp.	2,217,602	27,054,744
		71,220,026
MULTI-UTILITIES - 33.0%
Multi-Utilities - 33.0%
Ameren Corp.	646,436	22,004,681
CenterPoint Energy, Inc.	1,877,308	43,515,999
Dominion Resources, Inc.	529,010	29,915,516
NiSource, Inc.	858,323	24,659,620
PG&E Corp.	1,060,113	47,609,675
Sempra Energy	507,385	41,250,401
		208,955,892
OIL, GAS & CONSUMABLE FUELS - 10.9%
Oil & Gas Exploration & Production - 3.0%
Energen Corp.	359,622	19,487,916

	Shares	Value
Oil & Gas Storage & Transport - 7.9%
Cheniere Energy, Inc. (a)	335,692	$ 9,852,560
Enbridge, Inc.	391,700	16,990,354
Spectra Energy Corp.	367,024	11,219,924
TransCanada Corp.	259,700	11,913,511
		49,976,349
TOTAL OIL, GAS & CONSUMABLE FUELS		69,464,265
WATER UTILITIES - 0.4%
Water Utilities - 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	194,346	2,472,081
TOTAL COMMON STOCKS (Cost $595,140,015)		623,294,014
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b) (Cost $4,887,355)	4,887,355	4,887,355
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $600,027,370)		628,181,369
NET OTHER ASSETS (LIABILITIES) - 0.9%		5,834,780
NET ASSETS - 100%		$ 634,016,149
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,695
Fidelity Securities Lending Cash Central Fund	12,316
Total	$ 18,011
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $600,568,593. Net unrealized appreciation aggregated $27,612,776, of which $40,264,503 related to appreciated investment securities and $12,651,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Transportation Portfolio

May 31, 2013

1.802192.109

TRN-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
AEROSPACE & DEFENSE - 4.3%
Aerospace & Defense - 4.3%
Ducommun, Inc. (a)	401,200	$ 7,795,316
General Dynamics Corp.	6,100	470,310
Rockwell Collins, Inc.	40,200	2,602,950
Textron, Inc.	152,800	4,119,488
		14,988,064
AIR FREIGHT & LOGISTICS - 29.4%
Air Freight & Logistics - 29.4%
C.H. Robinson Worldwide, Inc.	104,096	5,901,202
FedEx Corp.	248,900	23,979,026
Hub Group, Inc. Class A (a)	150,900	5,479,179
Park-Ohio Holdings Corp. (a)	216,809	8,063,127
United Parcel Service, Inc. Class B	677,100	58,162,890
		101,585,424
AIRLINES - 16.1%
Airlines - 16.1%
Alaska Air Group, Inc. (a)	42,400	2,409,168
Dart Group PLC	509,217	1,531,935
Delta Air Lines, Inc. (a)	1,171,802	21,104,154
Republic Airways Holdings, Inc. (a)	433,700	4,653,601
Ryanair Holdings PLC sponsored ADR	9,700	473,748
SkyWest, Inc.	398,100	5,585,343
Southwest Airlines Co.	251,500	3,563,755
Spirit Airlines, Inc. (a)	120,859	3,677,739
United Continental Holdings, Inc. (a)	263,636	8,557,625
US Airways Group, Inc. (a)	243,600	4,280,052
		55,837,120
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Cosco International Holdings Ltd.	24,000	9,910
INSURANCE - 1.0%
Property & Casualty Insurance - 1.0%
Berkshire Hathaway, Inc. Class B (a)	30,400	3,467,728
MACHINERY - 2.5%
Construction & Farm Machinery & Heavy Trucks - 2.5%
ASL Marine Holdings Ltd.	1,299,200	681,969
Wabtec Corp.	71,900	7,909,719
		8,591,688
MARINE - 0.1%
Marine - 0.1%
Diana Shipping, Inc. (a)	25,100	254,263

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.7%
Oil & Gas Storage & Transport - 1.7%
Scorpio Tankers, Inc.	633,533	$ 6,012,228
ROAD & RAIL - 40.4%
Railroads - 25.9%
CSX Corp.	580,119	14,624,800
Norfolk Southern Corp.	136,300	10,439,217
Union Pacific Corp.	417,068	64,487,054
		89,551,071
Trucking - 14.5%
AMERCO	23,977	4,133,635
Con-way, Inc.	167,200	6,356,944
Contrans Group, Inc.:
(sub. vtg.) (a)(c)	12,800	136,426
Class A	546,800	5,827,962
J.B. Hunt Transport Services, Inc.	132,100	9,730,486
Landstar System, Inc.	101,100	5,337,069
Marten Transport Ltd.	99,900	2,396,601
Quality Distribution, Inc. (a)	835,726	7,613,464
Ryder System, Inc.	55,100	3,473,504
Swift Transporation Co. (a)	218,700	3,682,908
Universal Truckload Services, Inc. (a)	68,300	1,745,065
		50,434,064
TOTAL ROAD & RAIL		139,985,135
TOTAL COMMON STOCKS (Cost $262,999,208)		330,731,560
Convertible Bonds - 0.3%
Principal Amount
MARINE - 0.3%
Marine - 0.3%
DryShips, Inc. 5% 12/1/14 (Cost $835,010)	$ 1,020,000	912,900
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $18,722,272)	18,722,272	18,722,272
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $282,556,490)		350,366,732
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,253,292)
NET ASSETS - 100%		$ 346,113,440
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,426 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,492
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 330,731,560	$ 330,039,681	$ 691,879	$ -
Convertible Bonds	912,900	-	912,900	-
Money Market Funds	18,722,272	18,722,272	-	-
Total Investments in Securities:	$ 350,366,732	$ 348,761,953	$ 1,604,779	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $282,837,419. Net unrealized appreciation aggregated $67,529,313, of which $70,017,828 related to appreciated investment securities and $2,488,515 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Software and

Computer Services Portfolio

May 31, 2013

1.802189.109

SOF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 4,086,136
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Radware Ltd. (a)	400,000	6,016,000
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Cray, Inc. (a)	7	127
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	553,900	16,212,653
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Alternative Carriers - 1.1%
inContact, Inc. (a)(e)	3,337,956	24,233,561
ELECTRONIC EQUIPMENT & COMPONENTS - 1.0%
Electronic Manufacturing Services - 1.0%
Fabrinet (a)	92,502	1,344,054
Flextronics International Ltd. (a)	1,381,800	10,308,228
Jabil Circuit, Inc.	380,000	7,622,800
TE Connectivity Ltd.	70,000	3,107,300
		22,382,382
INTERNET SOFTWARE & SERVICES - 24.4%
Internet Software & Services - 24.4%
Active Network, Inc. (a)(d)(e)	5,586,697	37,375,003
Bazaarvoice, Inc. (a)(d)	1,021,900	7,654,031
Demand Media, Inc. (a)	300,000	2,571,000
Demandware, Inc. (a)	169,300	5,182,273
E2open, Inc.	88,500	1,292,985
eBay, Inc. (a)	621,300	33,612,330
ExactTarget, Inc. (a)	697,121	16,040,754
Facebook, Inc. Class A	1,105,000	26,906,750
Google, Inc. Class A (a)	311,700	271,306,797
IAC/InterActiveCorp	121,400	5,885,472
KIT digital, Inc. (a)	1,177,816	530,017
MercadoLibre, Inc.	40,800	4,676,496
Rackspace Hosting, Inc. (a)	112,000	4,203,360
Responsys, Inc. (a)(e)	2,501,796	24,467,565
SciQuest, Inc. (a)	813,915	18,679,349
SPS Commerce, Inc. (a)	36	1,943
Velti PLC (a)(d)	2,445,500	4,304,080
Web.com Group, Inc. (a)(e)	2,854,400	59,913,856
Yahoo!, Inc. (a)	1,259,200	33,116,960
		557,721,021
IT SERVICES - 25.7%
Data Processing & Outsourced Services - 13.7%
Computer Sciences Corp.	465,700	20,774,877
Fidelity National Information Services, Inc.	904,600	40,616,540

	Shares	Value
Fiserv, Inc. (a)	242,500	$ 21,136,300
FleetCor Technologies, Inc. (a)	300,800	26,193,664
Global Payments, Inc.	353,500	16,953,860
MasterCard, Inc. Class A	95,600	54,515,900
The Western Union Co.	1,386,900	22,717,422
Total System Services, Inc.	130,100	3,058,651
Visa, Inc. Class A	335,900	59,837,226
WEX, Inc. (a)	229,500	16,953,165
WNS Holdings Ltd. sponsored ADR (a)	1,894,378	30,499,486
		313,257,091
IT Consulting & Other Services - 12.0%
Amdocs Ltd.	385,100	13,748,070
Camelot Information Systems, Inc. ADR (a)	2,265,639	4,032,837
Cognizant Technology Solutions Corp. Class A (a)	266,495	17,228,902
EPAM Systems, Inc. (a)	2,102,986	48,705,156
HCL Technologies Ltd.	1	13
IBM Corp.	663,689	138,060,586
Lionbridge Technologies, Inc. (a)(e)	6,154,175	18,216,358
Sapient Corp. (a)	321,635	4,142,659
Teradata Corp. (a)	255,700	14,255,275
Unisys Corp. (a)	332,500	6,866,125
Virtusa Corp. (a)	392,496	9,207,956
		274,463,937
TOTAL IT SERVICES		587,721,028
MEDIA - 1.7%
Advertising - 1.7%
MDC Partners, Inc. Class A (sub. vtg.) (e)	2,274,308	40,096,045
PROFESSIONAL SERVICES - 1.3%
Research & Consulting Services - 1.3%
ICF International, Inc. (a)(e)	994,641	29,988,426
SOFTWARE - 42.8%
Application Software - 15.5%
Actuate Corp. (a)	245,000	1,653,750
Adobe Systems, Inc. (a)	910,200	39,056,682
Aspen Technology, Inc. (a)	162,215	4,967,023
Autodesk, Inc. (a)	435,300	16,423,869
BroadSoft, Inc. (a)	72,800	2,018,016
Callidus Software, Inc. (a)(d)(e)	2,341,272	14,071,045
Citrix Systems, Inc. (a)	161,800	10,411,830
Compuware Corp.	3,446,800	38,707,564
Comverse, Inc. (e)	1,323,200	39,510,752
Concur Technologies, Inc. (a)(d)	89,400	7,217,262
Descartes Systems Group, Inc. (a)	1,429,500	15,856,523
Guidewire Software, Inc. (a)	218,381	8,944,886
Informatica Corp. (a)	28,100	1,021,716
Intuit, Inc.	686,500	40,119,060
Jive Software, Inc. (a)	634,400	10,721,360
Kingdee International Software Group Co. Ltd. (a)	13,170,000	2,879,437
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Mentor Graphics Corp.	360,200	$ 6,840,198
Parametric Technology Corp. (a)	293,900	7,379,829
QLIK Technologies, Inc. (a)	164,400	5,056,944
salesforce.com, Inc. (a)	914,712	38,719,759
SolarWinds, Inc. (a)	140,000	5,901,000
Synchronoss Technologies, Inc. (a)	62,932	1,972,918
Synopsys, Inc. (a)	314,410	11,460,245
TiVo, Inc. (a)	267,100	3,456,274
Ultimate Software Group, Inc. (a)	55,000	6,121,500
Verint Systems, Inc. (a)	333,023	11,179,582
Workday, Inc. Class A	19,900	1,278,177
		352,947,201
Home Entertainment Software - 2.4%
Electronic Arts, Inc. (a)	2,370,000	54,486,300
Take-Two Interactive Software, Inc. (a)	81,500	1,356,160
		55,842,460
Systems Software - 24.9%
Fortinet, Inc. (a)	116,300	2,239,938
Microsoft Corp.	9,046,200	315,531,455
Oracle Corp.	5,662,100	191,152,496
Qualys, Inc.	1,200,100	16,801,400
Red Hat, Inc. (a)	230,600	11,121,838
Rovi Corp. (a)	150,000	3,870,000
ServiceNow, Inc.	33,800	1,242,488
Symantec Corp.	847,100	18,966,569
VMware, Inc. Class A (a)	105,300	7,488,936
		568,415,120
TOTAL SOFTWARE		977,204,781
TOTAL COMMON STOCKS (Cost $1,815,412,382)		2,265,662,160
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	62,217,685	$ 62,217,685
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	20,463,100	20,463,100
TOTAL MONEY MARKET FUNDS (Cost $82,680,785)		82,680,785
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,898,093,167)	2,348,342,945
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(63,958,672)
NET ASSETS - 100%	$ 2,284,384,273
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,064
Fidelity Securities Lending Cash Central Fund	130,140
Total	$ 136,204
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 27,734,470	$ -	$ 1,465,311	$ -	$ 37,375,003
Callidus Software, Inc.	10,334,151	-	209,421	-	14,071,045
Camelot Information Systems, Inc. ADR	3,705,183	-	64,217	-	-
Comverse, Inc.	36,689,664	-	300,007	-	39,510,752
ICF International, Inc.	-	27,655,965	-	-	29,988,426
inContact, Inc.	22,664,721	-	-	-	24,233,561
Lionbridge Technologies, Inc.	23,508,949	-	-	-	18,216,358
MDC Partners, Inc. Class A (sub. vtg.)	31,271,740	-	-	541,285	40,096,045
Responsys, Inc.	16,557,994	3,761,486	-	-	24,467,565
Web.com Group, Inc.	35,488,841	12,981,577	-	-	59,913,856
Total	$ 207,955,713	$ 44,399,028	$ 2,038,956	$ 541,285	$ 287,872,611
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,265,662,160	$ 2,262,782,710	$ 2,879,450	$ -
Money Market Funds	82,680,785	82,680,785	-	-
Total Investments in Securities:	$ 2,348,342,945	$ 2,345,463,495	$ 2,879,450	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,902,016,626. Net unrealized appreciation aggregated $446,326,319, of which $517,613,448 related to appreciated investment securities and $71,287,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Portfolio

May 31, 2013

1.802168.109

ENE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 1.3%
Commodity Chemicals - 1.3%
LyondellBasell Industries NV Class A	334,365	$ 22,285,427
Westlake Chemical Corp.	55,000	5,137,000
		27,422,427
ENERGY EQUIPMENT & SERVICES - 22.6%
Oil & Gas Drilling - 5.6%
Discovery Offshore S.A. (a)(e)	2,006,668	4,103,161
Ensco PLC Class A	1,026,973	61,792,965
Helmerich & Payne, Inc.	293,505	18,120,999
Noble Corp.	651,696	25,253,220
Northern Offshore Ltd.	1,076,682	1,557,604
Vantage Drilling Co. (a)	2,314,903	4,444,614
		115,272,563
Oil & Gas Equipment & Services - 17.0%
Cameron International Corp. (a)	479,315	29,175,904
Core Laboratories NV	105,430	14,524,037
FMC Technologies, Inc. (a)	176,000	9,796,160
Forum Energy Technologies, Inc. (a)	267,921	7,954,574
Geospace Technologies Corp. (a)	35,600	3,092,216
Halliburton Co.	2,674,795	111,940,171
National Oilwell Varco, Inc.	1,187,984	83,515,275
Oceaneering International, Inc.	38,000	2,754,240
Schlumberger Ltd.	995,794	72,722,836
Superior Energy Services, Inc. (a)	255,076	6,805,428
Total Energy Services, Inc.	173,000	2,452,954
Weatherford International Ltd. (a)	375,073	5,059,735
		349,793,530
TOTAL ENERGY EQUIPMENT & SERVICES		465,066,093
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	215,902	2
OIL, GAS & CONSUMABLE FUELS - 74.7%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	312,500	2,087,500
Peabody Energy Corp.	782,339	15,388,608
		17,476,108
Integrated Oil & Gas - 35.2%
Chevron Corp.	1,491,601	183,094,023
Exxon Mobil Corp.	2,178,902	197,125,264
Hess Corp.	1,285,755	86,672,745
InterOil Corp. (a)(d)	123,400	10,243,434
Murphy Oil Corp.	1,078,168	68,269,598
Occidental Petroleum Corp.	1,416,606	130,426,914
Suncor Energy, Inc.	1,596,200	48,421,018
		724,252,996

	Shares	Value
Oil & Gas Exploration & Production - 27.8%
Anadarko Petroleum Corp.	911,248	$ 79,706,863
Apache Corp.	131,678	10,814,714
Bankers Petroleum Ltd. (a)	2,686,500	7,644,249
Bonanza Creek Energy, Inc. (a)	162,460	6,035,389
BPZ Energy, Inc. (a)	807,923	1,559,291
Cabot Oil & Gas Corp.	559,002	39,331,381
Cobalt International Energy, Inc. (a)	806,543	20,921,725
Concho Resources, Inc. (a)	728,375	60,935,853
Continental Resources, Inc. (a)	375,021	30,425,454
EOG Resources, Inc.	582,629	75,217,404
EPL Oil & Gas, Inc. (a)	225,700	6,872,565
EQT Corp.	453,265	36,206,808
EV Energy Partners LP	93,830	3,571,170
Gulfport Energy Corp. (a)	148,554	7,084,540
Halcon Resources Corp. (a)	1,010,000	5,332,800
Kosmos Energy Ltd. (a)	190,900	1,970,088
Marathon Oil Corp.	883,097	30,369,706
Noble Energy, Inc.	912,088	52,581,873
Northern Oil & Gas, Inc. (a)	649,301	8,551,294
Oasis Petroleum, Inc. (a)	678,952	25,229,856
Painted Pony Petroleum Ltd. Class A (a)	416,900	3,759,841
PDC Energy, Inc. (a)	21,443	1,097,667
Pioneer Natural Resources Co.	375,902	52,130,089
Rosetta Resources, Inc. (a)	56,405	2,643,138
TAG Oil Ltd. (a)	251,575	759,517
		570,753,275
Oil & Gas Refining & Marketing - 5.1%
Calumet Specialty Products Partners LP	252,199	8,612,596
Marathon Petroleum Corp.	495,792	40,902,840
Northern Tier Energy LP Class A	139,687	3,317,566
Phillips 66	576,700	38,390,919
Tesoro Corp.	117,593	7,249,608
Valero Energy Corp.	172,846	7,022,733
		105,496,262
Oil & Gas Storage & Transport - 5.7%
Atlas Energy LP	321,300	15,743,700
Atlas Pipeline Partners LP	312,758	11,637,725
Magellan Midstream Partners LP	204,040	10,608,040
Markwest Energy Partners LP	99,900	6,577,416
Targa Resources Corp.	152,692	9,836,419
Tesoro Logistics LP	202,153	12,541,572
The Williams Companies, Inc.	1,422,332	50,037,640
		116,982,512
TOTAL OIL, GAS & CONSUMABLE FUELS		1,534,961,153
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Automotive Retail - 0.0%
CST Brands, Inc. (a)	19,205	$ 583,640
TOTAL COMMON STOCKS (Cost $1,524,307,387)		2,028,033,315
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.12% (b)	21,583,504	21,583,504
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,136,400	9,136,400
TOTAL MONEY MARKET FUNDS (Cost $30,719,904)		30,719,904
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,555,027,291)		2,058,753,219
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,026,917)
NET ASSETS - 100%		$ 2,055,726,302
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,103,161 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,555
Fidelity Securities Lending Cash Central Fund	498,319
Total	$ 501,874
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,028,033,315	$ 2,028,033,313	$ -	$ 2
Money Market Funds	30,719,904	30,719,904	-	-
Total Investments in Securities:	$ 2,058,753,219	$ 2,058,753,217	$ -	$ 2
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,559,269,893. Net unrealized appreciation aggregated $499,483,326, of which $538,787,578 related to appreciated investment securities and $39,304,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Defense and Aerospace Portfolio

May 31, 2013

1.802165.109

DEF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 90.5%
Aerospace & Defense - 90.5%
Astronics Corp. (a)	123,872	$ 4,445,766
Ducommun, Inc. (a)	9,612	186,761
Esterline Technologies Corp. (a)	304,034	22,313,055
General Dynamics Corp.	492,206	37,949,083
HEICO Corp.	430,634	21,781,468
Honeywell International, Inc.	383,576	30,095,373
Lockheed Martin Corp.	75,140	7,952,066
Meggitt PLC	2,046,359	16,556,692
Precision Castparts Corp.	214,667	45,921,565
Raytheon Co.	247,356	16,483,804
Rolls-Royce Group PLC	1,135,434	20,788,400
Rolls-Royce Group PLC (C Shares) (a)	26,341,600	40,023
Safran SA (d)	303,800	16,226,938
SIFCO Industries, Inc.	82,763	1,272,067
Teledyne Technologies, Inc. (a)	393,326	30,372,634
Textron, Inc.	1,095,836	29,543,739
The Boeing Co.	1,009,337	99,944,550
TransDigm Group, Inc.	191,833	28,026,801
Triumph Group, Inc.	293,100	22,759,215
United Technologies Corp.	1,377,001	130,677,394
		583,337,394
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
Cytec Industries, Inc.	86,316	6,169,005
ELECTRICAL EQUIPMENT - 3.1%
Electrical Components & Equipment - 3.1%
AMETEK, Inc.	462,714	19,966,109
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Mercury Systems, Inc. (a)	379,705	3,318,622
IT SERVICES - 0.6%
IT Consulting & Other Services - 0.6%
CACI International, Inc. Class A (a)	55,600	3,566,184
METALS & MINING - 1.6%
Steel - 1.6%
Carpenter Technology Corp.	135,200	6,511,232
Haynes International, Inc.	80,659	3,947,451
		10,458,683

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
AerCap Holdings NV (a)	720,929	$ 12,493,700
TOTAL COMMON STOCKS (Cost $471,843,183)		639,309,697
Nonconvertible Preferred Stocks - 0.0%

AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C (Cost $205,945)	135,116,646	205,296
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.12% (b)	6,294,635	6,294,635
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,085,000	17,085,000
TOTAL MONEY MARKET FUNDS (Cost $23,379,635)		23,379,635
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $495,428,763)		662,894,628
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(18,270,686)
NET ASSETS - 100%		$ 644,623,942
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,600
Fidelity Securities Lending Cash Central Fund	12,657
Total	$ 20,257
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $496,640,720. Net unrealized appreciation aggregated $166,253,908, of which $167,214,645 related to appreciated investment securities and $960,737 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Chemicals Portfolio

May 31, 2013

1.802159.109

CHE-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BUILDING PRODUCTS - 0.3%
Building Products - 0.3%
Ply Gem Holdings, Inc.	140,569	$ 3,247,144
CHEMICALS - 96.5%
Commodity Chemicals - 14.2%
Arkema SA (d)	231,900	24,004,454
Axiall Corp.	369,175	15,929,901
Cabot Corp.	1,048,684	42,933,123
LyondellBasell Industries NV Class A (d)	1,239,322	82,600,811
		165,468,289
Diversified Chemicals - 24.1%
E.I. du Pont de Nemours & Co.	991,600	55,321,364
Eastman Chemical Co.	1,138,551	81,656,878
FMC Corp.	917,600	57,542,696
PPG Industries, Inc.	370,604	56,928,480
The Dow Chemical Co.	831,247	28,644,772
		280,094,190
Fertilizers & Agricultural Chemicals - 10.8%
Monsanto Co.	1,255,199	126,323,229
Industrial Gases - 10.0%
Air Products & Chemicals, Inc.	131,600	12,424,356
Praxair, Inc.	909,307	103,961,069
		116,385,425
Specialty Chemicals - 37.4%
Albemarle Corp.	704,302	47,131,890
Ashland, Inc.	716,350	63,697,842
Ecolab, Inc.	1,260,299	106,457,457
Innospec, Inc.	406,846	16,692,891
NewMarket Corp.	23,366	6,407,892
Rockwood Holdings, Inc.	510,727	34,045,062
Royal DSM NV	187,900	12,362,569
RPM International, Inc.	1,066,279	35,325,823
Sherwin-Williams Co.	30,000	5,655,900
Sigma Aldrich Corp.	688,437	57,594,639
W.R. Grace & Co. (a)	481,984	40,732,468
Zoltek Companies, Inc. (a)	711,424	9,091,999
		435,196,432
TOTAL CHEMICALS		1,123,467,565
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Swisher Hygiene, Inc. (a)	549,240	571,209

	Shares	Value
Swisher Hygiene, Inc. (Canada) (a)	559,700	$ 582,088
		1,153,297
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Global Brass & Copper Holdings, Inc.	33,800	446,160
OIL, GAS & CONSUMABLE FUELS - 0.5%
Oil & Gas Storage & Transport - 0.5%
Access Midstream Partners LP	131,100	5,639,922
Tesoro Logistics LP	3,926	243,569
		5,883,491
TOTAL COMMON STOCKS (Cost $886,604,858)		1,134,197,657
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.12% (b)	44,069,498	44,069,498
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,234,500	25,234,500
TOTAL MONEY MARKET FUNDS (Cost $69,303,998)		69,303,998
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $955,908,856)		1,203,501,655
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(38,905,604)
NET ASSETS - 100%		$ 1,164,596,051
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,410
Fidelity Securities Lending Cash Central Fund	50,668
Total	$ 62,078
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $960,758,762. Net unrealized appreciation aggregated $242,742,893, of which $254,193,855 related to appreciated investment securities and $11,450,962 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Air Transportation Portfolio

May 31, 2013

1.802153.109

AIR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
AEROSPACE & DEFENSE - 28.7%
Aerospace & Defense - 28.7%
Ducommun, Inc. (a)	199,017	$ 3,866,900
General Dynamics Corp.	9,900	763,290
Meggitt PLC	167,145	1,352,338
Precision Castparts Corp.	10,400	2,224,768
Rockwell Collins, Inc.	126,200	8,171,450
Spirit AeroSystems Holdings, Inc. Class A (a)	114,600	2,476,506
Textron, Inc.	300,600	8,104,176
The Boeing Co.	128,700	12,743,874
		39,703,302
AIR FREIGHT & LOGISTICS - 31.0%
Air Freight & Logistics - 31.0%
Atlas Air Worldwide Holdings, Inc. (a)	18,800	872,696
C.H. Robinson Worldwide, Inc.	74,000	4,195,060
Expeditors International of Washington, Inc.	42,500	1,658,775
FedEx Corp.	114,200	11,002,028
Hub Group, Inc. Class A (a)	97,700	3,547,487
Park-Ohio Holdings Corp. (a)	118,700	4,414,453
United Parcel Service, Inc. Class B	199,900	17,171,411
		42,861,910
AIRLINES - 35.0%
Airlines - 35.0%
Alaska Air Group, Inc. (a)	47,600	2,704,632
Dart Group PLC	577,886	1,738,519
Delta Air Lines, Inc. (a)	610,802	11,000,544
Republic Airways Holdings, Inc. (a)	263,100	2,823,063
Ryanair Holdings PLC sponsored ADR	134,000	6,544,560
SkyWest, Inc.	287,200	4,029,416
Southwest Airlines Co.	268,300	3,801,811
Spirit Airlines, Inc. (a)	14,300	435,149

	Shares	Value
United Continental Holdings, Inc. (a)	211,085	$ 6,851,819
US Airways Group, Inc. (a)	232,000	4,076,240
WestJet Airlines Ltd.	191,900	4,394,218
		48,399,971
INDUSTRIAL CONGLOMERATES - 1.3%
Industrial Conglomerates - 1.3%
General Electric Co.	77,300	1,802,636
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
ASL Marine Holdings Ltd.	240,000	125,979
TOTAL COMMON STOCKS (Cost $104,866,564)		132,893,798
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.12% (b) (Cost $7,645,134)	7,645,134	7,645,134
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $112,511,698)		140,538,932
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,169,413)
NET ASSETS - 100%		$ 138,369,519
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,306
Fidelity Securities Lending Cash Central Fund	394
Total	$ 3,700
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 132,893,798	$ 132,767,819	$ 125,979	$ -
Money Market Funds	7,645,134	7,645,134	-	-
Total Investments in Securities:	$ 140,538,932	$ 140,412,953	$ 125,979	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $112,856,321. Net unrealized appreciation aggregated $27,682,611, of which $28,765,173 related to appreciated investment securities and $1,082,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Pharmaceuticals Portfolio

May 31, 2013

1.802187.109

PHR-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BIOTECHNOLOGY - 4.5%
Biotechnology - 4.5%
AMAG Pharmaceuticals, Inc. (a)	141,300	$ 2,614,050
Amgen, Inc.	145,100	14,586,903
BioMarin Pharmaceutical, Inc. (a)	40,500	2,539,350
Biovitrum AB (a)	242,100	1,505,963
Coronado Biosciences, Inc. (a)	101,600	1,003,808
Discovery Laboratories, Inc. (a)	232,000	415,280
Elan Corp. PLC sponsored ADR (a)(d)	1,102,200	13,953,852
Grifols SA (d)	90,000	3,305,199
Grifols SA Class B	5,500	150,121
Insmed, Inc. (a)	68,700	921,954
Intercept Pharmaceuticals, Inc.	23,098	772,397
Merrimack Pharmaceuticals, Inc. (a)	13,500	74,790
NPS Pharmaceuticals, Inc. (a)	70,200	1,105,650
Onyx Pharmaceuticals, Inc. (a)	27,900	2,663,055
Puma Biotechnology, Inc. (a)	40,933	1,593,522
Theravance, Inc. (a)	66,200	2,319,648
		49,525,542
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Royal DSM NV	40,846	2,687,395
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.1%
Genmark Diagnostics, Inc. (a)	45,500	677,950
Health Care Supplies - 0.6%
Ansell Ltd.	181,847	2,996,239
Antares Pharma, Inc. (a)(d)	706,700	2,869,202
Cerus Corp. (a)	214,100	1,100,474
		6,965,915
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,643,865
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Distributors & Services - 0.3%
AmerisourceBergen Corp.	58,100	3,142,048
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA (a)	11,700	2,300,070
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
MYOS Corp.	2,000,000	330,000
Prestige Brands Holdings, Inc. (a)	121,892	3,582,406
		3,912,406
PHARMACEUTICALS - 91.5%
Pharmaceuticals - 91.5%
AbbVie, Inc.	1,071,390	45,737,639
AcelRx Pharmaceuticals, Inc. (a)(d)	181,000	1,612,710
Actavis, Inc. (a)	200,900	24,768,961

	Shares	Value
Akorn, Inc. (a)	316,400	$ 4,597,292
Allergan, Inc.	329,600	32,791,904
AstraZeneca PLC sponsored ADR	682,700	34,988,375
Auxilium Pharmaceuticals, Inc. (a)	100,200	1,494,984
Bristol-Myers Squibb Co.	757,410	34,848,434
Cadence Pharmaceuticals, Inc. (a)	31,300	208,145
Daiichi Sankyo Kabushiki Kaisha	2,300	37,762
DepoMed, Inc. (a)	196,000	1,128,960
Durect Corp. (a)	899,000	754,980
Eli Lilly & Co.	510,800	27,154,128
Endo Health Solutions, Inc. (a)	333,800	12,116,940
Endo Health Solutions, Inc. rights (a)	9,000	0
Forest Laboratories, Inc. (a)	470,820	18,715,095
GlaxoSmithKline PLC sponsored ADR	1,588,400	82,231,468
Hi-Tech Pharmacal Co., Inc.	21,500	687,140
Hospira, Inc. (a)	194,200	6,734,856
Impax Laboratories, Inc. (a)	374,900	7,104,355
Jazz Pharmaceuticals PLC (a)	219,600	14,926,212
Johnson & Johnson	1,015,100	85,451,118
Merck & Co., Inc.	1,932,536	90,249,431
Mylan, Inc. (a)	473,000	14,417,040
Nektar Therapeutics (a)	227,100	2,150,637
Novartis AG sponsored ADR	1,132,598	81,275,232
Novo Nordisk A/S Series B sponsored ADR	207,100	33,363,810
Ono Pharmaceutical Co. Ltd.	28,000	1,947,073
Optimer Pharmaceuticals, Inc. (a)(d)	373,300	5,554,704
Pain Therapeutics, Inc.	236,517	631,500
Paladin Labs, Inc. (a)	100,100	4,851,724
Perrigo Co.	182,900	21,199,939
Pfizer, Inc.	2,888,888	78,664,420
Questcor Pharmaceuticals, Inc. (d)	134,300	4,589,031
Roche Holding AG (participation certificate)	27,982	6,996,597
Salix Pharmaceuticals Ltd. (a)	245,300	14,882,351
Sanofi SA sponsored ADR (c)	1,835,722	97,458,482
Santarus, Inc. (a)	356,300	7,934,801
Shire PLC sponsored ADR	300,100	29,550,847
Teva Pharmaceutical Industries Ltd. sponsored ADR	236,289	9,026,240
The Medicines Company (a)	274,000	8,825,540
UCB SA	118,200	6,497,800
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	396,427	36,474,725
ViroPharma, Inc. (a)	223,100	6,135,250
Warner Chilcott PLC	543,500	10,435,200
XenoPort, Inc. (a)	169,600	932,800
		1,012,136,632
TOTAL COMMON STOCKS (Cost $828,648,826)		1,081,347,958
Convertible Preferred Stocks - 0.1%
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (e)	112,714	$ 200,000
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e)	50,916	250,054
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $450,054)		450,054
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.12% (b)	28,695,958	28,695,958
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,643,935	24,643,935
TOTAL MONEY MARKET FUNDS (Cost $53,339,893)		53,339,893
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $882,438,773)		1,135,137,905
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(29,436,783)
NET ASSETS - 100%		$ 1,105,701,122
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $450,054 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 250,054
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,571
Fidelity Securities Lending Cash Central Fund	145,377
Total	$ 156,948
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,081,347,958	$ 1,076,366,884	$ 4,981,074	$ -
Convertible Preferred Stocks	450,054	-	-	450,054
Money Market Funds	53,339,893	53,339,893	-	-
Total Investments in Securities:	$ 1,135,137,905	$ 1,129,706,777	$ 4,981,074	$ 450,054
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $885,687,562. Net unrealized appreciation aggregated $249,450,343, of which $256,014,771 related to appreciated investment securities and $6,564,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Resources Portfolio

May 31, 2013

1.802184.109

NAT-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 2.0%
Commodity Chemicals - 2.0%
LyondellBasell Industries NV Class A	251,800	$ 16,782,470
Westlake Chemical Corp.	30,600	2,858,040
		19,640,510
CONTAINERS & PACKAGING - 2.9%
Metal & Glass Containers - 1.2%
Ball Corp.	277,200	11,963,952
Paper Packaging - 1.7%
Rock-Tenn Co. Class A	171,700	16,960,526
TOTAL CONTAINERS & PACKAGING		28,924,478
ENERGY EQUIPMENT & SERVICES - 20.9%
Oil & Gas Drilling - 4.2%
Discovery Offshore S.A. (a)(e)	1,522,800	3,113,766
Ensco PLC Class A	354,500	21,330,265
Helmerich & Payne, Inc.	144,000	8,890,560
Noble Corp.	134,800	5,223,500
Northern Offshore Ltd.	941,800	1,362,474
Vantage Drilling Co. (a)	925,800	1,777,536
		41,698,101
Oil & Gas Equipment & Services - 16.7%
Cameron International Corp. (a)	242,100	14,736,627
Core Laboratories NV	52,500	7,232,400
FMC Technologies, Inc. (a)	86,200	4,797,892
Forum Energy Technologies, Inc. (a)	150,500	4,468,345
Geospace Technologies Corp. (a)	16,700	1,450,562
Halliburton Co.	1,386,500	58,025,025
National Oilwell Varco, Inc.	492,858	34,647,917
Oceaneering International, Inc.	21,100	1,529,328
Schlumberger Ltd.	449,792	32,848,310
Superior Energy Services, Inc. (a)	56,900	1,518,092
Total Energy Services, Inc.	100,000	1,417,892
Weatherford International Ltd. (a)	127,900	1,725,371
		164,397,761
TOTAL ENERGY EQUIPMENT & SERVICES		206,095,862
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	282,600	3
METALS & MINING - 8.4%
Diversified Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	143,262	3,322,767
Kenmare Resources PLC (a)	4,978,800	2,320,877
Teck Resources Ltd. Class B (sub. vtg.)	215,300	5,750,332
Turquoise Hill Resources Ltd. (a)	218,025	1,455,252
		12,849,228
Gold - 6.4%
AngloGold Ashanti Ltd. sponsored ADR	196,700	3,568,138

	Shares	Value
Barrick Gold Corp.	272,800	$ 5,730,971
Franco-Nevada Corp.	314,400	13,118,827
Gold Fields Ltd. sponsored ADR	568,500	3,450,795
Goldcorp, Inc.	312,100	9,262,905
Harmony Gold Mining Co. Ltd. sponsored ADR	530,400	2,217,072
IAMGOLD Corp.	508,200	2,661,708
Kinross Gold Corp.	295,867	1,940,579
Newmont Mining Corp.	234,900	8,052,372
Randgold Resources Ltd. sponsored ADR	80,700	6,325,266
Royal Gold, Inc.	37,600	2,058,976
Sibanye Gold Ltd. ADR (a)	142,125	514,493
Yamana Gold, Inc.	416,600	4,910,395
		63,812,497
Precious Metals & Minerals - 0.7%
Pan American Silver Corp. (d)	128,600	1,570,206
Silver Wheaton Corp.	212,600	5,042,521
		6,612,727
TOTAL METALS & MINING		83,274,452
OIL, GAS & CONSUMABLE FUELS - 64.1%
Coal & Consumable Fuels - 0.8%
Alpha Natural Resources, Inc. (a)	138,900	927,852
Peabody Energy Corp.	357,700	7,035,959
		7,963,811
Integrated Oil & Gas - 23.0%
Chevron Corp.	147,900	18,154,725
Exxon Mobil Corp.	224,900	20,346,703
Hess Corp.	647,600	43,654,716
InterOil Corp. (a)(d)	71,700	5,951,817
Murphy Oil Corp.	528,300	33,451,956
Occidental Petroleum Corp.	740,700	68,196,252
Suncor Energy, Inc.	1,232,700	37,394,179
		227,150,348
Oil & Gas Exploration & Production - 29.4%
Anadarko Petroleum Corp.	432,200	37,804,534
Apache Corp.	64,200	5,272,746
Bankers Petroleum Ltd. (a)	1,322,700	3,763,651
Bonanza Creek Energy, Inc. (a)	70,100	2,604,215
BPZ Energy, Inc. (a)	500,300	965,579
Cabot Oil & Gas Corp.	264,400	18,603,184
Canadian Natural Resources Ltd.	221,900	6,613,658
Cobalt International Energy, Inc. (a)	383,000	9,935,020
Concho Resources, Inc. (a)	343,000	28,695,380
Continental Resources, Inc. (a)	237,700	19,284,601
EOG Resources, Inc.	291,400	37,619,740
EPL Oil & Gas, Inc. (a)	90,540	2,756,943
EQT Corp.	214,600	17,142,248
EV Energy Partners LP	65,900	2,508,154
Gulfport Energy Corp. (a)	71,000	3,385,990
Halcon Resources Corp. (a)	570,000	3,009,600
Kosmos Energy Ltd. (a)	93,700	966,984
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Marathon Oil Corp.	495,900	$ 17,054,001
Noble Energy, Inc.	523,000	30,150,950
Northern Oil & Gas, Inc. (a)(d)	363,495	4,787,229
Oasis Petroleum, Inc. (a)	310,000	11,519,600
PDC Energy, Inc. (a)	10,600	542,614
Pioneer Natural Resources Co.	174,200	24,158,056
Rosetta Resources, Inc. (a)	16,800	787,248
TAG Oil Ltd. (a)	126,100	380,702
		290,312,627
Oil & Gas Refining & Marketing - 4.8%
Calumet Specialty Products Partners LP	146,300	4,996,145
Marathon Petroleum Corp.	259,600	21,417,000
Northern Tier Energy LP Class A	87,200	2,071,000
Phillips 66	257,100	17,115,147
Tesoro Corp.	36,300	2,237,895
		47,837,187
Oil & Gas Storage & Transport - 6.1%
Atlas Energy LP	162,700	7,972,300
Atlas Pipeline Partners LP	202,300	7,527,583
Magellan Midstream Partners LP	112,300	5,838,477
Markwest Energy Partners LP	60,900	4,009,656
Targa Resources Corp.	75,700	4,876,594
Tesoro Logistics LP	119,600	7,419,984
The Williams Companies, Inc.	647,700	22,786,086
		60,430,680
TOTAL OIL, GAS & CONSUMABLE FUELS		633,694,653
PAPER & FOREST PRODUCTS - 1.0%
Paper Products - 1.0%
International Paper Co.	215,400	9,940,710
TOTAL COMMON STOCKS (Cost $907,455,299)		981,570,668
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	4,523,603	$ 4,523,603
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,395,840	10,395,840
TOTAL MONEY MARKET FUNDS (Cost $14,919,443)		14,919,443
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $922,374,742)		996,490,111
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(8,331,397)
NET ASSETS - 100%		$ 988,158,714
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,113,766 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,270
Fidelity Securities Lending Cash Central Fund	286,244
Total	$ 287,514
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 981,570,668	$ 981,570,665	$ -	$ 3
Money Market Funds	14,919,443	14,919,443	-	-
Total Investments in Securities:	$ 996,490,111	$ 996,490,108	$ -	$ 3
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $925,621,944. Net unrealized appreciation aggregated $70,868,167, of which $137,269,530 related to appreciated investment securities and $66,401,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Medical Delivery Portfolio

May 31, 2013

1.802180.109

MED-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Sigma Aldrich Corp.	13,600	$ 1,137,776
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Stericycle, Inc. (a)	10,300	1,130,528
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
H&R Block, Inc.	48,800	1,428,376
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
CVS Caremark Corp.	47,900	2,758,082
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.5%
Covidien PLC	16,900	1,074,840
NxStage Medical, Inc. (a)	126,200	1,760,490
		2,835,330
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	24,100	861,575
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,696,905
HEALTH CARE PROVIDERS & SERVICES - 94.5%
Health Care Distributors & Services - 19.6%
AmerisourceBergen Corp.	473,000	25,579,840
Cardinal Health, Inc.	355,500	16,694,280
Henry Schein, Inc. (a)	153,900	14,819,031
McKesson Corp.	366,900	41,775,234
MWI Veterinary Supply, Inc. (a)	42,200	5,127,722
Owens & Minor, Inc.	34,600	1,182,628
Patterson Companies, Inc.	187,200	7,315,776
		112,494,511
Health Care Facilities - 9.8%
Community Health Systems, Inc.	265,200	12,774,684
HCA Holdings, Inc.	627,200	24,498,432
Health Management Associates, Inc. Class A (a)	496,461	6,846,197
LifePoint Hospitals, Inc. (a)	19,200	954,816
Tenet Healthcare Corp. (a)	55,900	2,647,983
The Ensign Group, Inc.	60,200	2,171,414
U.S. Physical Therapy, Inc.	49,000	1,376,900
Universal Health Services, Inc. Class B	71,800	4,964,252
		56,234,678
Health Care Services - 31.0%
Air Methods Corp.	85,500	3,201,120
BioScrip, Inc. (a)	325,300	4,547,694

	Shares	Value
Catamaran Corp. (a)	26,812	$ 1,315,320
Corvel Corp. (a)	97,500	5,063,175
DaVita, Inc. (a)	128,200	15,905,774
Express Scripts Holding Co. (a)	1,596,150	99,152,838
Laboratory Corp. of America Holdings (a)	117,800	11,719,922
Landauer, Inc.	91,600	4,871,288
MEDNAX, Inc. (a)	135,200	12,550,616
Quest Diagnostics, Inc.	291,400	18,020,176
Team Health Holdings, Inc. (a)	36,900	1,441,683
		177,789,606
Managed Health Care - 34.1%
Aetna, Inc.	397,200	23,982,936
Centene Corp. (a)	153,800	7,613,100
CIGNA Corp.	505,800	34,343,820
Molina Healthcare, Inc. (a)(d)	174,500	6,596,100
Qualicorp SA (a)	293,700	2,598,569
Triple-S Management Corp. (a)	110,000	2,328,700
UnitedHealth Group, Inc.	1,721,497	107,817,358
WellPoint, Inc.	126,000	9,698,220
		194,978,803
TOTAL HEALTH CARE PROVIDERS & SERVICES		541,497,598
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
HMS Holdings Corp. (a)	58,300	1,451,670
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
Danaher Corp.	17,900	1,106,578
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Maximus, Inc.	18,500	1,380,655
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	26,000	1,181,700
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Pall Corp.	15,800	1,077,560
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.4%
Towers Watson & Co.	26,300	2,042,984
Research & Consulting Services - 0.2%
Verisk Analytics, Inc. (a)	23,200	1,364,624
TOTAL PROFESSIONAL SERVICES		3,407,608
TOTAL COMMON STOCKS (Cost $401,245,281)		561,255,036
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	9,478,937	$ 9,478,937
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,283,750	1,283,750
TOTAL MONEY MARKET FUNDS (Cost $10,762,687)		10,762,687
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $412,007,968)		572,017,723
NET OTHER ASSETS (LIABILITIES) - 0.1%		789,548
NET ASSETS - 100%		$ 572,807,271
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,923
Fidelity Securities Lending Cash Central Fund	1,206
Total	$ 5,129
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $414,870,638. Net unrealized appreciation aggregated $157,147,085, of which $158,433,269 related to appreciated investment securities and $1,286,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Environment and
Alternative Energy Portfolio

May 31, 2013

1.802170.109

ENV-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Energy Efficiency - 29.5%
Buildings Energy Efficiency - 12.0%
Cree, Inc. (a)	20,800	$ 1,296,880
Ingersoll-Rand PLC	57,300	3,296,469
Johnson Controls, Inc.	79,300	2,962,648
Owens Corning (a)	28,200	1,232,340
Zumtobel AG	29,300	344,648
TOTAL BUILDINGS ENERGY EFFICIENCY		9,132,985
Diversified Energy Efficiency - 1.1%
Corning, Inc.	55,300	849,961
Industrial Energy Efficiency - 1.6%
ON Semiconductor Corp. (a)	140,100	1,199,256
Power Network Efficiency - 13.5%
Emerson Electric Co.	106,500	6,119,490
ESCO Technologies, Inc.	11,900	382,228
Hubbell, Inc. Class B	29,300	2,942,599
Quanta Services, Inc. (a)	30,800	873,796
TOTAL POWER NETWORK EFFICIENCY		10,318,113
Transport Energy Efficiency - 1.3%
Sensata Technologies Holding BV (a)	29,000	1,017,900
TOTAL ENERGY EFFICIENCY		22,518,215
Environmental Support Services - 15.1%
Diversified Environmental - 10.8%
3M Co.	8,000	882,160
Air Products & Chemicals, Inc.	47,000	4,437,270
Parker Hannifin Corp.	30,100	3,002,776
TOTAL DIVERSIFIED ENVIRONMENTAL		8,322,206
Environmental Consultancies - 4.3%
AECOM Technology Corp. (a)	21,600	665,064
Jacobs Engineering Group, Inc. (a)	38,400	2,189,184
Tetra Tech, Inc. (a)	13,600	374,952
TOTAL ENVIRONMENTAL CONSULTANCIES		3,229,200
TOTAL ENVIRONMENTAL SUPPORT SERVICES		11,551,406
Pollution Control - 1.5%
Pollution Control Solutions - 1.5%
Tenneco, Inc. (a)	26,100	1,157,796
Renewable & Alternative Energy - 14.4%
Biofuels - 0.4%
Amyris, Inc. (a)(d)	111,600	333,684

	Shares	Value
Renewable Energy Developers and Independent Power Producers (IPPs) - 13.3%
Eaton Corp. PLC	47,600	$ 3,144,456
EDP Renovaveis SA	158,574	843,800
Empresa Nacional de Electricidad SA sponsored ADR	12,900	619,071
Iberdrola SA	683,100	3,705,037
Pentair Ltd.	31,200	1,817,088
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs).		10,129,452
Solar Energy Generation Equipment - 0.7%
GT Advanced Technologies, Inc. (a)(d)	89,200	396,940
MEMC Electronic Materials, Inc.	23,600	190,452
TOTAL SOLAR ENERGY GENERATIONEQUIPMENT		587,392
TOTAL RENEWABLE & ALTERNATIVE ENERGY		11,050,528
Waste Management & Technologies - 18.3%
General Waste Management - 7.2%
Republic Services, Inc.	128,900	4,395,490
Waste Management, Inc.	27,000	1,132,110
TOTAL GENERAL WASTE MANAGEMENT		5,527,600
Hazardous Waste Management - 6.5%
Clean Harbors, Inc. (a)	18,100	1,035,320
Stericycle, Inc. (a)	30,700	3,369,632
US Ecology, Inc.	20,200	553,076
TOTAL HAZARDOUS WASTE MANAGEMENT		4,958,028
Recycling and Value Added Waste Processing - 4.6%
Commercial Metals Co.	62,100	957,582
Covanta Holding Corp.	73,900	1,511,255
Interface, Inc.	30,700	515,760
Schnitzer Steel Industries, Inc. Class A	20,000	494,000
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		3,478,597
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		13,964,225
Water Infrastructure & Technologies - 20.1%
Water Infrastructure - 1.5%
Aegion Corp. (a)	50,200	1,146,066
Water Treatment Equipment - 18.6%
Ashland, Inc.	41,800	3,716,856
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Treatment Equipment - continued
Danaher Corp.	110,600	$ 6,837,292
Ecolab, Inc.	44,000	3,716,680
TOTAL WATER TREATMENT EQUIPMENT		14,270,828
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		15,416,894
TOTAL COMMON STOCKS (Cost $62,984,341)		75,659,064
Convertible Bonds - 0.4%
	Principal Amount
Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8%6/1/14 (e) (Cost $311,764)	$ 311,764	311,764
Cash Equivalents - 1.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	484,763	484,763
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	785,600	785,600
TOTAL CASH EQUIVALENTS (Cost $1,270,363)		1,270,363
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $64,566,468)		77,241,191
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(787,507)
NET ASSETS - 100%		$ 76,453,684
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,764 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 311,764
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182
Fidelity Securities Lending Cash Central Fund	8,536
Total	$ 8,718
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 75,659,064	$ 75,659,064	$ -	$ -
Convertible Bonds	311,764	-	-	311,764
Money Market Funds	1,270,363	1,270,363	-	-
Total Investments in Securities:	$ 77,241,191	$ 76,929,427	$ -	$ 311,764
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $65,361,145. Net unrealized appreciation aggregated $11,880,046, of which $15,267,099 related to appreciated investment securities and $3,387,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Communications
Equipment Portfolio

May 31, 2013

1.802166.109

DEV-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 85.0%
Communications Equipment - 85.0%
ADTRAN, Inc. (d)	231,500	$ 5,352,280
ADVA AG Optical Networking (a)	250,404	1,323,656
Alcatel-Lucent SA sponsored ADR (a)	4,839,943	8,131,104
Anaren, Inc. (a)	100,391	2,411,392
Aruba Networks, Inc. (a)	195,523	2,921,114
Brocade Communications Systems, Inc. (a)	973,341	5,285,242
Cisco Systems, Inc.	2,489,976	59,958,621
Comtech Telecommunications Corp.	90,600	2,391,840
F5 Networks, Inc. (a)	121,835	10,137,890
Finisar Corp. (a)(d)	430,852	5,644,161
Harris Corp.	26,300	1,318,419
Infinera Corp. (a)(d)	441,200	4,645,836
InterDigital, Inc. (d)	42,300	1,945,377
JDS Uniphase Corp. (a)	43,500	592,470
Juniper Networks, Inc. (a)	852,512	15,115,038
Motorola Solutions, Inc.	140,681	8,153,871
NETGEAR, Inc. (a)	180,950	6,022,016
Nokia Corp. sponsored ADR (d)	732,630	2,520,247
Plantronics, Inc.	46,200	2,134,440
Polycom, Inc. (a)	782,863	8,869,838
QUALCOMM, Inc.	713,519	45,294,186
Radware Ltd. (a)	132,800	1,997,312
Research In Motion Ltd. (a)(d)	606,300	8,457,884
Riverbed Technology, Inc. (a)	424,942	6,569,603
Sonus Networks, Inc. (a)	912,900	2,930,409
Symmetricom, Inc. (a)	419,000	2,069,860
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,116,680	13,031,656
ViaSat, Inc. (a)	13,600	952,816
Wi-Lan, Inc. (d)	550,000	2,339,523
		238,518,101
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 2.6%
Apple, Inc.	11,900	5,351,192
Super Micro Computer, Inc. (a)	188,500	1,943,435
		7,294,627
ELECTRONIC EQUIPMENT & COMPONENTS - 3.2%
Electronic Manufacturing Services - 2.6%
Fabrinet (a)	131,000	1,903,430
Flextronics International Ltd. (a)	181,600	1,354,736
TE Connectivity Ltd.	87,300	3,875,247
		7,133,413
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	43,900	1,745,464
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,878,877

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Vocera Communications, Inc. (a)	44,500	$ 656,820
IT SERVICES - 1.9%
IT Consulting & Other Services - 1.9%
Amdocs Ltd.	145,900	5,208,630
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Semiconductors - 3.6%
Altera Corp.	138,000	4,580,220
Analog Devices, Inc.	38,100	1,749,933
Broadcom Corp. Class A	49,500	1,777,545
GSI Technology, Inc. (a)	186,900	1,046,640
Skyworks Solutions, Inc. (a)	37,700	899,522
		10,053,860
SOFTWARE - 0.6%
Application Software - 0.3%
BroadSoft, Inc. (a)	28,300	784,476
Systems Software - 0.3%
Allot Communications Ltd. (a)	82,500	1,018,875
TOTAL SOFTWARE		1,803,351
TOTAL COMMON STOCKS (Cost $269,665,710)		272,414,266
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.12% (b)	7,027,464	7,027,464
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,315,357	21,315,357
TOTAL MONEY MARKET FUNDS (Cost $28,342,821)		28,342,821
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $298,008,531)	300,757,087
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(20,200,455)
NET ASSETS - 100%	$ 280,556,632
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,977
Fidelity Securities Lending Cash Central Fund	172,025
Total	$ 174,002
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $302,283,453. Net unrealized depreciation aggregated $1,526,366, of which $23,613,077 related to appreciated investment securities and $25,139,443 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select IT Services Portfolio

May 31, 2013

1.802158.109

BSO-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Commercial Printing - 0.5%
InnerWorkings, Inc. (a)	290,700	$ 3,151,188
Office Services & Supplies - 1.0%
West Corp.	285,200	6,531,080
TOTAL COMMERCIAL SERVICES & SUPPLIES		9,682,268
COMPUTERS & PERIPHERALS - 2.6%
Computer Hardware - 1.6%
NCR Corp. (a)	312,288	10,430,419
Computer Storage & Peripherals - 1.0%
Electronics for Imaging, Inc. (a)	224,500	6,261,305
TOTAL COMPUTERS & PERIPHERALS		16,691,724
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	199,700	5,845,219
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Demandware, Inc. (a)	81,320	2,489,205
Web.com Group, Inc. (a)	482,450	10,126,626
Xoom Corp.	151,300	2,815,693
		15,431,524
IT SERVICES - 82.6%
Data Processing & Outsourced Services - 44.6%
Alliance Data Systems Corp. (a)	69,648	12,333,964
Broadridge Financial Solutions, Inc.	7,800	211,692
Cardtronics, Inc. (a)	114,000	3,252,420
Cass Information Systems, Inc.	13,552	608,214
Computer Sciences Corp.	231,600	10,331,676
Convergys Corp.	60,900	1,106,553
CoreLogic, Inc. (a)	76,700	2,009,540
Euronet Worldwide, Inc. (a)	379,000	11,559,500
EVERTEC, Inc.	482,100	9,651,642
ExlService Holdings, Inc. (a)	400,200	11,737,866
Fidelity National Information Services, Inc.	543,200	24,389,680
Fiserv, Inc. (a)	28,500	2,484,060
FleetCor Technologies, Inc. (a)	155,200	13,514,816
Genpact Ltd.	306,000	5,921,100
Global Payments, Inc.	141,300	6,776,748
Heartland Payment Systems, Inc. (d)	413,500	13,256,810
Jack Henry & Associates, Inc.	6,600	309,738
Lender Processing Services, Inc.	218,800	7,240,092
MasterCard, Inc. Class A	62,640	35,720,460
Maximus, Inc.	18,000	1,343,340
NeuStar, Inc. Class A (a)	85,600	4,148,176
Sykes Enterprises, Inc. (a)	54,300	858,483
Syntel, Inc.	800	51,128
Teletech Holdings, Inc. (a)	2,000	44,980

	Shares	Value
Total System Services, Inc.	378,200	$ 8,891,482
Vantiv, Inc. (a)	576,800	15,348,648
VeriFone Systems, Inc. (a)	157,600	3,676,808
Visa, Inc. Class A	381,812	68,015,989
WEX, Inc. (a)	26,100	1,928,007
WNS Holdings Ltd. sponsored ADR (a)	682,229	10,983,887
		287,707,499
IT Consulting & Other Services - 38.0%
Accenture PLC Class A	438,000	35,964,180
Acxiom Corp. (a)	193,400	4,252,866
Atos Origin SA (d)	82,598	6,051,700
Booz Allen Hamilton Holding Corp. Class A (d)	189,100	3,297,904
CACI International, Inc. Class A (a)	102,937	6,602,379
Camelot Information Systems, Inc. ADR (a)	805,344	1,433,512
Cap Gemini SA (d)	60,800	2,984,767
CGI Group, Inc. Class A (sub. vtg.) (a)	298,800	9,147,733
Ciber, Inc. (a)	236,200	963,696
Cognizant Technology Solutions Corp. Class A (a)	416,066	26,898,667
EPAM Systems, Inc. (a)	1,056,300	24,463,908
Forrester Research, Inc.	31,800	1,152,114
Gartner, Inc. Class A (a)	126,200	7,144,182
Groupe Steria SCA	198,400	3,055,764
IBM Corp.	185,250	38,535,705
IBS Group Holding Ltd. GDR (Reg. S)	168,900	4,083,217
ManTech International Corp. Class A (d)	218,400	5,916,456
NCI, Inc. Class A (a)	199,300	942,689
Pactera Technology International Ltd. ADR (d)	1,094,262	7,309,670
SAIC, Inc.	83,300	1,207,850
Sapient Corp. (a)	966,100	12,443,368
ServiceSource International, Inc. (a)	92,100	750,615
Teradata Corp. (a)	143,900	8,022,425
Unisys Corp. (a)	491,540	10,150,301
Virtusa Corp. (a)	934,022	21,912,156
		244,687,824
TOTAL IT SERVICES		532,395,323
MEDIA - 0.7%
Advertising - 0.7%
Acquity Group Ltd. sponsored ADR (a)	362,100	4,652,985
OFFICE ELECTRONICS - 0.9%
Office Electronics - 0.9%
Xerox Corp.	657,100	5,775,909
PROFESSIONAL SERVICES - 2.7%
Research & Consulting Services - 2.7%
ICF International, Inc. (a)	223,500	6,738,525
IHS, Inc. Class A (a)	71,800	7,548,334
Verisk Analytics, Inc. (a)	52,700	3,099,814
		17,386,673
Common Stocks - continued
	Shares	Value
SOFTWARE - 4.2%
Application Software - 1.2%
Bottomline Technologies, Inc. (a)	221,400	$ 6,117,282
Descartes Systems Group, Inc. (a)	68,400	758,717
Guidewire Software, Inc. (a)	2,800	114,688
Workday, Inc. Class A	1,400	89,922
Zensar Technologies Ltd. (a)	138,123	605,063
		7,685,672
Systems Software - 3.0%
Check Point Software Technologies Ltd. (a)	129,200	6,470,336
FleetMatics Group PLC	50,600	1,505,350
Oracle Corp.	184,700	6,235,472
Qualys, Inc.	345,300	4,834,200
		19,045,358
TOTAL SOFTWARE		26,731,030
TOTAL COMMON STOCKS (Cost $507,300,671)		634,592,655
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	10,478,230	$ 10,478,230
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	27,284,775	27,284,775
TOTAL MONEY MARKET FUNDS (Cost $37,763,005)		37,763,005
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $545,063,676)		672,355,660
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(27,893,023)
NET ASSETS - 100%		$ 644,462,637
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,665
Fidelity Securities Lending Cash Central Fund	8,717
Total	$ 12,382
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 634,592,655	$ 633,987,592	$ 605,063	$ -
Money Market Funds	37,763,005	37,763,005	-	-
Total Investments in Securities:	$ 672,355,660	$ 671,750,597	$ 605,063	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $550,101,911. Net unrealized appreciation aggregated $122,253,749, of which $131,129,412 related to appreciated investment securities and $8,875,663 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Construction and
Housing Portfolio

May 31, 2013

1.802162.109

HOU-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BUILDING PRODUCTS - 8.1%
Building Products - 8.1%
American Woodmark Corp. (a)	227,975	$ 8,280,052
Armstrong World Industries, Inc. (a)	152,950	7,948,812
Fortune Brands Home & Security, Inc.	423,500	17,905,580
Masco Corp.	1,010,200	21,234,404
USG Corp. (a)(d)	471,700	12,891,561
		68,260,409
CONSTRUCTION & ENGINEERING - 14.1%
Construction & Engineering - 14.1%
Dycom Industries, Inc. (a)	425,803	9,687,018
EMCOR Group, Inc.	310,500	12,342,375
Fluor Corp.	296,600	18,748,086
Furmanite Corp. (a)	185,966	1,227,376
Granite Construction, Inc.	388,500	11,989,110
Jacobs Engineering Group, Inc. (a)	335,750	19,141,108
MasTec, Inc. (a)	391,100	12,436,980
Pike Electric Corp.	400,000	4,860,000
Quanta Services, Inc. (a)	713,400	20,239,158
Tutor Perini Corp. (a)	448,690	8,309,739
		118,980,950
CONSTRUCTION MATERIALS - 5.6%
Construction Materials - 5.6%
Eagle Materials, Inc.	203,000	14,971,250
Headwaters, Inc. (a)	768,348	8,152,172
Vulcan Materials Co.	450,765	24,151,989
		47,275,411
CONTAINERS & PACKAGING - 0.7%
Paper Packaging - 0.7%
Rock-Tenn Co. Class A	60,900	6,015,702
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
Generac Holdings, Inc.	194,226	7,866,153
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
McDermott International, Inc. (a)	285,300	2,724,615
HOUSEHOLD DURABLES - 14.7%
Homebuilding - 14.2%
D.R. Horton, Inc.	768,937	18,731,305
KB Home (d)	636,800	14,111,488
Lennar Corp. Class A (d)	494,378	19,438,943
M.D.C. Holdings, Inc.	226,992	8,423,673

	Shares	Value
M/I Homes, Inc. (a)	322,700	$ 8,019,095
NVR, Inc. (a)	5,119	5,033,564
PulteGroup, Inc. (a)	899,783	19,426,315
Ryland Group, Inc. (d)	207,270	9,385,186
Toll Brothers, Inc. (a)	516,114	17,635,615
		120,205,184
Household Appliances - 0.5%
Whirlpool Corp.	34,900	4,458,824
TOTAL HOUSEHOLD DURABLES		124,664,008
REAL ESTATE INVESTMENT TRUSTS - 15.1%
Residential REITs - 14.6%
Apartment Investment & Management Co. Class A	557,071	16,856,968
AvalonBay Communities, Inc.	145,259	19,270,059
BRE Properties, Inc.	279,700	13,982,203
Camden Property Trust (SBI)	273,800	18,960,650
Equity Residential (SBI)	290,092	16,404,703
Essex Property Trust, Inc.	125,700	19,752,498
Home Properties, Inc.	303,500	18,443,695
		123,670,776
Retail REITs - 0.5%
Pennsylvania Real Estate Investment Trust (SBI)	225,600	4,487,184
TOTAL REAL ESTATE INVESTMENT TRUSTS		128,157,960
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Diversified Real Estate Activities - 1.0%
The St. Joe Co. (a)(d)	403,867	8,246,964
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. Class A (a)	593,200	11,128,432
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		19,375,396
SPECIALTY RETAIL - 35.3%
Home Improvement Retail - 35.3%
Home Depot, Inc.	2,676,761	210,554,019
Lowe's Companies, Inc.	2,099,734	88,419,799
		298,973,818
THRIFTS & MORTGAGE FINANCE - 0.7%
Thrifts & Mortgage Finance - 0.7%
Walker & Dunlop, Inc. (a)	307,739	5,837,809
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Watsco, Inc.	58,000	5,060,500
TOTAL COMMON STOCKS (Cost $684,194,252)		833,192,731
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	12,658,062	$ 12,658,062
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,031,488	54,031,488
TOTAL MONEY MARKET FUNDS (Cost $66,689,550)		66,689,550
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $750,883,802)	899,882,281
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(53,016,593)
NET ASSETS - 100%	$ 846,865,688
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,587
Fidelity Securities Lending Cash Central Fund	23,472
Total	$ 26,059
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $755,094,446. Net unrealized appreciation aggregated $144,787,835, of which $151,893,540 related to appreciated investment securities and $7,105,705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Natural Gas Portfolio

May 31, 2013

1.802183.109

GAS-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 28.6%
Oil & Gas Drilling - 8.8%
Ensco PLC Class A	554,000	$ 33,334,180
Nabors Industries Ltd.	85,000	1,360,850
Precision Drilling Corp.	809,900	6,960,414
Transocean Ltd. (United States)	297,000	14,918,310
		56,573,754
Oil & Gas Equipment & Services - 19.8%
Halliburton Co.	1,018,000	42,603,300
National Oilwell Varco, Inc.	566,000	39,789,800
Schlumberger Ltd.	604,200	44,124,726
		126,517,826
TOTAL ENERGY EQUIPMENT & SERVICES		183,091,580
GAS UTILITIES - 8.2%
Gas Utilities - 8.2%
Atmos Energy Corp.	436,492	18,428,692
National Fuel Gas Co. (d)	342,050	20,933,460
UGI Corp.	352,900	13,477,251
		52,839,403
OIL, GAS & CONSUMABLE FUELS - 61.5%
Integrated Oil & Gas - 7.9%
Hess Corp.	90,400	6,093,864
Husky Energy, Inc.	342,700	9,681,874
Occidental Petroleum Corp.	143,200	13,184,424
Suncor Energy, Inc.	715,900	21,716,957
		50,677,119
Oil & Gas Exploration & Production - 45.7%
Anadarko Petroleum Corp.	382,600	33,466,022
Apache Corp.	315,233	25,890,086
Cabot Oil & Gas Corp.	45,000	3,166,200
Canadian Natural Resources Ltd.	94,000	2,801,640
Cimarex Energy Co.	326,400	22,893,696
Cobalt International Energy, Inc. (a)	198,350	5,145,199
ConocoPhillips	273,800	16,794,892
Crescent Point Energy Corp.	125,400	4,540,647
Crown Point Energy, Inc. (e)	181,658	42,052
Devon Energy Corp.	653,446	37,148,405
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	1,234,500	23,540,936
Energen Corp.	39,600	2,145,924
Energy XXI (Bermuda) Ltd.	161,800	4,130,754
EOG Resources, Inc.	323,885	41,813,554
Lightstream Resources Ltd.	295,393	2,550,053
Marathon Oil Corp.	315,400	10,846,606
Newfield Exploration Co. (a)	201,800	4,800,822
Painted Pony Petroleum Ltd. Class A (a)	267,200	2,409,761
Petrominerales Ltd.	428,800	2,531,233

	Shares	Value
Range Resources Corp.	26,000	$ 1,954,680
Resolute Energy Corp. (a)	231,500	1,949,230
Talisman Energy, Inc.	1,630,300	19,074,549
Tourmaline Oil Corp. (a)	126,800	5,161,283
Whiting Petroleum Corp. (a)	201,800	9,296,926
WPX Energy, Inc. (a)	467,033	8,995,056
		293,090,206
Oil & Gas Refining & Marketing - 0.6%
Phillips 66	57,000	3,794,490
Oil & Gas Storage & Transport - 7.3%
Enbridge, Inc.	71,400	3,097,042
The Williams Companies, Inc.	490,999	17,273,345
TransCanada Corp.	570,400	26,166,601
		46,536,988
TOTAL OIL, GAS & CONSUMABLE FUELS		394,098,803
TOTAL COMMON STOCKS (Cost $623,939,202)		630,029,786
Convertible Bonds - 0.1%
Principal Amount
OIL, GAS & CONSUMABLE FUELS - 0.1%
Oil & Gas Exploration & Production - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $595,500)	$ 600,000	649,500
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	7,715,448	7,715,448
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,162,000	2,162,000
TOTAL MONEY MARKET FUNDS (Cost $9,877,448)		9,877,448
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $634,412,150)		640,556,734
NET OTHER ASSETS (LIABILITIES) - 0.1%		436,276
NET ASSETS - 100%		$ 640,993,010
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,052 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,951
Fidelity Securities Lending Cash Central Fund	115,156
Total	$ 119,107
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 630,029,786	$ 630,029,786	$ -	$ -
Convertible Bonds	649,500	-	649,500	-
Money Market Funds	9,877,448	9,877,448	-	-
Total Investments in Securities:	$ 640,556,734	$ 639,907,234	$ 649,500	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $637,023,188. Net unrealized appreciation aggregated $3,533,546, of which $31,700,861 related to appreciated investment securities and $28,167,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Computers Portfolio

May 31, 2013

1.802161.109

COM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
QUALCOMM, Inc.	44,100	$ 2,799,468
COMPUTERS & PERIPHERALS - 76.0%
Computer Hardware - 39.0%
3D Systems Corp. (a)(d)	246,700	11,969,884
Apple, Inc.	248,964	111,954,131
Avid Technology, Inc. (a)	798,700	5,095,706
Cray, Inc. (a)	557,700	10,155,717
Dell, Inc.	2,311,707	30,861,288
Diebold, Inc.	445,900	14,362,439
Hewlett-Packard Co.	2,656,505	64,871,852
NCR Corp. (a)	382,200	12,765,480
Silicon Graphics International Corp. (a)(d)	393,800	5,946,380
Super Micro Computer, Inc. (a)	733,200	7,559,292
		275,542,169
Computer Storage & Peripherals - 37.0%
Datalink Corp. (a)	513,300	5,882,418
Electronics for Imaging, Inc. (a)	532,915	14,862,999
EMC Corp.	1,837,178	45,488,527
Imation Corp. (a)	1,077,300	4,416,930
Intevac, Inc. (a)	864,090	4,156,273
Lexmark International, Inc. Class A (d)	489,100	14,922,441
NetApp, Inc.	888,260	33,336,398
QLogic Corp. (a)	1,039,600	10,125,704
Quantum Corp. (a)	4,989,000	7,732,950
SanDisk Corp. (a)	572,900	33,812,558
Seagate Technology	789,000	33,990,120
Synaptics, Inc. (a)	269,200	11,107,192
Western Digital Corp.	545,084	34,514,719
Xyratex Ltd.	626,300	6,626,254
		260,975,483
TOTAL COMPUTERS & PERIPHERALS		536,517,652
ELECTRONIC EQUIPMENT & COMPONENTS - 1.4%
Electronic Equipment & Instruments - 0.6%
TPK Holding Co. Ltd.	209,000	4,110,329
Electronic Manufacturing Services - 0.8%
Fabrinet (a)	165,400	2,403,262
Jabil Circuit, Inc.	178,600	3,582,716
		5,985,978
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		10,096,307
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	13,700	11,924,617

	Shares	Value
IT SERVICES - 16.6%
IT Consulting & Other Services - 16.6%
IBM Corp.	449,048	$ 93,410,965
Teradata Corp. (a)	424,057	23,641,178
		117,052,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Semiconductor Equipment - 0.8%
ASML Holding NV (Netherlands)	67,400	5,578,167
Semiconductors - 0.6%
MediaTek, Inc.	182,000	2,244,787
Spreadtrum Communications, Inc. ADR	123,100	2,395,526
		4,640,313
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,218,480
TOTAL COMMON STOCKS (Cost $601,032,665)		688,608,667
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.12% (b)	15,139,061	15,139,061
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,056,801	26,056,801
TOTAL MONEY MARKET FUNDS (Cost $41,195,862)		41,195,862
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $642,228,527)		729,804,529
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(23,509,124)
NET ASSETS - 100%		$ 706,295,405
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,227
Fidelity Securities Lending Cash Central Fund	101,645
Total	$ 103,872
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Novatel Wireless, Inc.	$ 3,909,971	$ 201,181	$ 4,157,799	$ -	$ -
Total	$ 3,909,971	$ 201,181	$ 4,157,799	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 688,608,667	$ 676,675,384	$ 11,933,283	$ -
Money Market Funds	41,195,862	41,195,862	-	-
Total Investments in Securities:	$ 729,804,529	$ 717,871,246	$ 11,933,283	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $657,917,165. Net unrealized appreciation aggregated $71,887,364, of which $106,977,645 related to appreciated investment securities and $35,090,281 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Banking Portfolio

May 31, 2013

1.802155.109

BAN-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CAPITAL MARKETS - 0.8%
Diversified Capital Markets - 0.8%
UBS AG (NY Shares)	251,800	$ 4,414,054
COMMERCIAL BANKS - 81.7%
Diversified Banks - 30.7%
Axis Bank Ltd.	137,617	3,466,326
BanColombia SA sponsored ADR	90,800	5,257,320
Barclays PLC sponsored ADR	141,000	2,705,790
Comerica, Inc.	411,500	16,250,135
Itau Unibanco Holding SA sponsored ADR	415,340	6,246,714
U.S. Bancorp	2,010,400	70,484,624
Wells Fargo & Co.	1,741,992	70,637,775
		175,048,684
Regional Banks - 51.0%
1st Source Corp.	288,500	6,984,585
Bank of the Ozarks, Inc.	185,100	8,079,615
BB&T Corp.	435,900	14,349,828
BBCN Bancorp, Inc.	764,212	9,850,693
Boston Private Financial Holdings, Inc.	611,400	6,022,290
Central Valley Community Bancorp	29,580	278,644
CIT Group, Inc. (a)	226,600	10,441,728
City National Corp.	177,300	11,127,348
Commerce Bancshares, Inc.	389,110	16,934,067
Cullen/Frost Bankers, Inc. (d)	175,100	11,267,685
CVB Financial Corp.	776,200	8,903,014
East West Bancorp, Inc.	432,000	11,378,880
Fifth Third Bancorp	301,700	5,490,940
First Horizon National Corp.	1,295,700	14,874,636
First Republic Bank	319,500	11,872,620
Huntington Bancshares, Inc.	2,584,351	20,028,720
International Bancshares Corp.	322,400	7,021,872
M&T Bank Corp. (d)	204,700	21,473,030
National Penn Bancshares, Inc.	310,000	3,062,800
OFG Bancorp (d)	213,180	3,790,340
PNC Financial Services Group, Inc.	407,741	29,210,565
Spar Nord Bank A/S (a)	171,300	1,149,805
SunTrust Banks, Inc.	375,900	12,062,631
Susquehanna Bancshares, Inc.	577,000	6,929,770
Texas Capital Bancshares, Inc. (a)	365,700	16,149,312
UMB Financial Corp.	171,475	9,103,608
Wilshire Bancorp, Inc.	478,900	3,160,740
Wintrust Financial Corp.	247,800	9,351,972
		290,351,738
TOTAL COMMERCIAL BANKS		465,400,422
CONSUMER FINANCE - 2.8%
Consumer Finance - 2.8%
Capital One Financial Corp.	264,000	16,085,520

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Other Diversified Financial Services - 0.8%
JPMorgan Chase & Co.	81,200	$ 4,432,708
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.6%
Global Payments, Inc.	99,100	4,752,836
Total System Services, Inc.	433,700	10,196,287
		14,949,123
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
Real Estate Services - 0.5%
Altisource Portfolio Solutions SA	31,400	2,960,078
THRIFTS & MORTGAGE FINANCE - 6.8%
Thrifts & Mortgage Finance - 6.8%
Ocwen Financial Corp. (a)	315,500	13,497,090
Oritani Financial Corp.	54,300	832,419
People's United Financial, Inc.	285,300	3,925,728
Trustco Bank Corp., New York	1,444,300	8,073,637
ViewPoint Financial Group	376,400	7,125,252
Washington Federal, Inc.	316,000	5,526,840
		38,980,966
TOTAL COMMON STOCKS (Cost $492,576,623)		547,222,871
Nonconvertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.1%
Diversified Banks - 0.1%
Banco ABC Brasil SA (Cost $455,451)	68,300	454,738
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 0.12% (b)	23,954,246	23,954,246
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,068,225	35,068,225
TOTAL MONEY MARKET FUNDS (Cost $59,022,471)		59,022,471
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $552,054,545)		606,700,080
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(36,732,540)
NET ASSETS - 100%		$ 569,967,540
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,644
Fidelity Securities Lending Cash Central Fund	10,354
Total	$ 15,998
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 547,222,871	$ 543,756,545	$ 3,466,326	$ -
Nonconvertible Preferred Stocks	454,738	454,738	-	-
Money Market Funds	59,022,471	59,022,471	-	-
Total Investments in Securities:	$ 606,700,080	$ 603,233,754	$ 3,466,326	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $590,628,032. Net unrealized appreciation aggregated $16,072,048, of which $59,451,418 related to appreciated investment securities and $43,379,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Biotechnology Portfolio

May 31, 2013

1.802156.109

BIO-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 97.4%
Biotechnology - 97.4%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,205,963	$ 59,177,899
Achillion Pharmaceuticals, Inc. (a)	1,786,043	14,895,599
Acorda Therapeutics, Inc. (a)	1,656,031	55,394,237
Aegerion Pharmaceuticals, Inc. (a)(d)(e)	2,457,092	178,950,010
Affymax, Inc. (a)(d)	61,456	127,214
Agenus, Inc. (a)(e)	150,089	604,859
Agenus, Inc. warrants 6/9/18 (a)(e)(f)	1,548,000	88,852
Alexion Pharmaceuticals, Inc. (a)	1,982,680	193,390,607
Alkermes PLC (a)	1,705,594	53,299,813
Alnylam Pharmaceuticals, Inc. (a)	1,583,803	48,511,886
AMAG Pharmaceuticals, Inc. (a)	779,509	14,420,917
Ambit Biosciences Corp.	745,000	5,095,800
Amgen, Inc.	7,294,184	733,284,318
Arena Pharmaceuticals, Inc. (a)(d)	1,983,744	17,536,297
ARIAD Pharmaceuticals, Inc. (a)	2,367,405	43,418,208
ArQule, Inc. (a)	2,649,542	7,180,259
Biogen Idec, Inc. (a)	1,559,497	370,364,943
BioMarin Pharmaceutical, Inc. (a)	2,079,144	130,362,329
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	1,540
BioTime, Inc. (a)(d)	1,447,595	6,876,076
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	436
warrants 5/30/17 (a)	282,100	8,315
Celgene Corp. (a)	3,240,991	400,748,537
Cell Therapeutics, Inc. (a)(d)(e)	5,779,280	7,108,514
Cell Therapeutics, Inc. warrants 7/6/16 (a)(e)	835,596	6,820
Celldex Therapeutics, Inc. (a)	1,973,811	25,245,043
Cepheid, Inc. (a)	689,500	23,967,020
Chimerix, Inc.	41,100	883,650
Clovis Oncology, Inc. (a)(d)	612,919	22,420,577
Cubist Pharmaceuticals, Inc. (a)	807,908	44,394,545
Curis, Inc. (a)(d)	3,562,162	13,358,108
Cytokinetics, Inc. (a)(d)(e)	6,380,800	7,656,960
Cytokinetics, Inc. warrants 6/25/17 (a)(e)	3,828,480	819,843
Dendreon Corp. (a)(d)	2,487,677	9,950,708
Dyax Corp. (a)	5,198,009	16,321,748
Dynavax Technologies Corp. (a)	2,015,143	5,259,523
Elan Corp. PLC sponsored ADR (a)	7,198	91,127
Emergent BioSolutions, Inc. (a)	252,200	3,581,240
Enzon Pharmaceuticals, Inc.	100,066	306,202
Epizyme, Inc.	880,366	20,239,614
Exact Sciences Corp. (a)	701,061	7,879,926
Exelixis, Inc. (a)(d)	1,292,468	6,255,545
Fibrocell Science, Inc. (f)	2,432,240	12,039,588
Genomic Health, Inc. (a)	603,028	21,998,461
Geron Corp. (a)	5,667,235	6,177,286
Gilead Sciences, Inc. (a)	14,329,254	780,657,751
Halozyme Therapeutics, Inc. (a)	2,474,023	17,491,343
Hyperion Therapeutics, Inc. (e)	1,330,530	26,703,737

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	154,522	$ 732,434
ImmunoGen, Inc. (a)(d)	1,019,057	18,720,077
Immunomedics, Inc. (a)(d)	1,527,948	5,974,277
Incyte Corp. (a)(d)	1,818,636	40,319,160
Infinity Pharmaceuticals, Inc. (a)(d)	889,163	23,962,943
Intercept Pharmaceuticals, Inc.	117,834	3,940,369
InterMune, Inc. (a)(d)	3,172,913	31,348,380
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	4,692,810	62,649,014
Isis Pharmaceuticals, Inc. (a)(d)	1,423,291	30,814,250
KaloBios Pharmaceuticals, Inc.	224,464	1,143,420
KaloBios Pharmaceuticals, Inc.	232,300	1,314,818
Lexicon Pharmaceuticals, Inc. (a)	7,487,723	17,895,658
Ligand Pharmaceuticals, Inc. Class B (a)	784,503	23,464,485
MannKind Corp. (a)(d)	6,331,560	42,231,505
Medivation, Inc. (a)	1,863,896	90,510,790
Merrimack Pharmaceuticals, Inc. (a)	44,600	247,084
Momenta Pharmaceuticals, Inc. (a)(d)	491,448	6,467,456
Myriad Genetics, Inc. (a)	1,368,718	43,935,848
Neurocrine Biosciences, Inc. (a)	2,330,609	30,134,774
NeurogesX, Inc. (a)	3,131,785	42,279
NewLink Genetics Corp. (a)(d)	1,089,954	17,777,150
Novavax, Inc. (a)(d)	7,352,004	14,042,328
Novelos Therapeutics, Inc. (a)(e)	2,334,890	1,027,352
Novelos Therapeutics, Inc. warrants 12/6/16 (a)(e)	2,362,400	6,470
NPS Pharmaceuticals, Inc. (a)	1,923,224	30,290,778
Onyx Pharmaceuticals, Inc. (a)	1,394,326	133,088,417
Opko Health, Inc. (a)(d)	1,994,800	13,185,628
Oragenics, Inc. (f)	1,558,058	4,424,885
Orexigen Therapeutics, Inc. (a)(d)	3,436,142	21,750,779
Osiris Therapeutics, Inc. (a)(d)	847,433	9,525,147
OvaScience, Inc. (a)	212,300	2,649,504
PDL BioPharma, Inc. (d)	1,251,833	10,327,622
Pharmacyclics, Inc. (a)	1,313,494	120,368,590
PolyMedix, Inc. (a)(e)	115,509	13,861
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	30
Portola Pharmaceuticals, Inc.	549,300	9,997,260
Progenics Pharmaceuticals, Inc. (a)(e)	5,112,695	20,348,526
Protalix BioTherapeutics, Inc. (a)(d)	1,140,342	5,804,341
Puma Biotechnology, Inc. (a)	536,712	20,894,198
Raptor Pharmaceutical Corp. (a)(d)(e)	3,086,957	23,430,004
Receptos, Inc.	131,300	2,083,731
Regeneron Pharmaceuticals, Inc. (a)	925,752	223,911,636
Regulus Therapeutics, Inc.	268,200	2,403,072
Rigel Pharmaceuticals, Inc. (a)	1,147,051	5,299,376
Sangamo Biosciences, Inc. (a)(d)	1,902,030	15,216,240
Sarepta Therapeutics, Inc. (a)(d)	244,200	8,632,470
Savient Pharmaceuticals, Inc. (a)(d)	1,472,700	809,985
Seattle Genetics, Inc. (a)(d)	1,716,160	58,898,611
SIGA Technologies, Inc. (a)(d)	1,611,814	6,012,066
Sophiris Bio, Inc. (a)	2,502,000	723,993
Sorrento Therapeutics, Inc. (f)	11,780,000	2,356,000
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (d)(e)	4,223,900	$ 34,678,219
Stemline Therapeutics, Inc. (e)	858,800	14,625,364
Sunesis Pharmaceuticals, Inc. (a)(d)	2,100,978	11,324,271
Synageva BioPharma Corp. (a)	254,200	10,478,124
Synergy Pharmaceuticals, Inc. (a)(d)	2,604,272	13,281,787
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	730,064
Synta Pharmaceuticals Corp. (a)(d)	1,908,127	14,081,977
Synthetic Biologics, Inc. (a)	900	1,287
Targacept, Inc. (a)(e)	2,148,841	12,097,975
TESARO, Inc. (d)	956,458	32,720,428
Theravance, Inc. (a)(d)	1,445,246	50,641,420
Threshold Pharmaceuticals, Inc. (a)	1,262,685	7,222,558
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	2,293,180
Trius Therapeutics, Inc. (a)	1,643,317	12,604,241
United Therapeutics Corp. (a)	779,351	51,803,461
Verastem, Inc. (a)	95,367	911,709
Vertex Pharmaceuticals, Inc. (a)	3,072,209	246,729,105
Vical, Inc. (a)(d)	4,038,130	14,133,455
ZIOPHARM Oncology, Inc. (a)(d)	2,829,592	6,196,806
		5,212,258,332
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	6,398,160	1,241,243
InVivo Therapeutics Holdings Corp. (a)(d)	1,520,200	4,940,650
		6,181,896
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)(d)	1,177,641	2,119,754
ChromaDex, Inc. (a)(d)	2,283,700	1,667,101
Transgenomic, Inc. (a)	3,392,882	1,594,655
Transgenomic, Inc. warrants 2/3/17 (a)(f)	1,419,000	14
		5,381,524
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp.	1,666,700	275,006

	Shares	Value
PHARMACEUTICALS - 1.7%
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)(d)	654,629	$ 5,832,744
Auxilium Pharmaceuticals, Inc. (a)	628,851	9,382,457
AVANIR Pharmaceuticals Class A (a)(d)	4,969,885	16,500,018
Horizon Pharma, Inc. (d)	1,607,800	3,810,486
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	319,539	99
warrants 9/25/17 (a)	759,050	230
Jazz Pharmaceuticals PLC (a)	319,665	21,727,630
Pacira Pharmaceuticals, Inc. (a)(d)	858,672	25,159,090
TherapeuticsMD, Inc. (a)	1,416,007	3,950,660
XenoPort, Inc. (a)	1,009	5,550
Zogenix, Inc. (a)	2,910,980	4,337,360
Zogenix, Inc. warrants 7/27/17 (a)	498,465	282
		90,706,606
TOTAL COMMON STOCKS (Cost $3,621,855,557)		5,314,803,364
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
bluebird bio (f)	535,716	415,876
Intrexon Corp. Series F, 6.00% (f)	234,083	1,843,404
Xenon Pharmaceuticals, Inc. Series E (f)	981,626	4,476,215
		6,735,495
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (f)	229,509	1,127,142
aTyr Pharma, Inc. 8.00% (f)	3,455,296	8,738,444
		9,865,586
TOTAL CONVERTIBLE PREFERRED STOCKS		16,601,081
Nonconvertible Preferred Stocks - 0.0%
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (f)	3,661,108	59,749
Equilibrate Worldwide Therapeutics Series D (f)	3,661,108	147,067
Neuropathic Worldwide Therapeutics Series D (f)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (f)	3,661,108	45,947
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Orchestrate U.S. Therapeutics, Inc. Series D (f)	3,661,108	$ 64,326
Orchestrate Worldwide Therapeutics Series D (f)	3,661,108	114,886
		459,543
TOTAL PREFERRED STOCKS (Cost $19,159,618)		17,060,624
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.12% (b)	28,208,118	28,208,118
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	360,688,165	360,688,165
TOTAL MONEY MARKET FUNDS (Cost $388,896,283)		388,896,283
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $4,029,911,458)	5,720,760,271
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(367,236,088)
NET ASSETS - 100%	$ 5,353,524,183
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,969,961 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 6/9/18	1/9/08	$ 1,930,622
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,127,142
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
bluebird bio	7/23/12	$ 5,330,136
Equilibrate Asia Therapeutics Series D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Fibrocell Science, Inc.	10/8/12	$ 6,080,600
Intrexon Corp. Series F, 6.00%	4/30/13	$ 1,843,404
MYOS Corp.	7/2/12	$ 416,675
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Oragenics, Inc.	7/31/12	$ 2,337,087
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
Sorrento Therapeutics, Inc.	5/15/12	$ 1,884,800
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 9,800
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,018
Fidelity Securities Lending Cash Central Fund	3,304,327
Total	$ 3,316,345
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aegerion Pharmaceuticals, Inc.	$ 59,281,220	$ 26,336,907	$ -	$ -	$ 178,950,010
Agenus, Inc.	642,381	-	-	-	604,859
Agenus, Inc. warrants 6/9/18	78,596	-	-	-	88,852
Cell Therapeutics, Inc.	8,945,719	-	1,057,557	-	7,108,514
Cell Therapeutics, Inc. warrants 7/6/16	20,931	-	-	-	6,820
Cytokinetics, Inc.	6,368,038	-	-	-	7,656,960
Cytokinetics, Inc. warrants 6/25/17	393,737	-	-	-	819,843
Hyperion Therapeutics, Inc.	-	31,621,293	-	-	26,703,737
Novelos Therapeutics, Inc.	1,144,096	-	-	-	1,027,352
Novelos Therapeutics, Inc. warrants 12/6/16	23,713	-	-	-	6,470
PolyMedix, Inc.	698,828	-	-	-	13,861
PolyMedix, Inc. warrants 4/10/16	4,541	-	-	-	30
Progenics Pharmaceuticals, Inc.	11,847,515	3,112,993	-	-	20,348,526
Raptor Pharmaceutical Corp.	7,318,718	9,155,046	-	-	23,430,004
Spectrum Pharmaceuticals, Inc.	39,774,600	7,913,424	2,109,435	-	34,678,219
Stemline Therapeutics, Inc.	5,884,230	5,401,250	-	-	14,625,364
Targacept, Inc.	5,509,566	4,261,692	-	-	12,097,975
Total	$ 147,936,429	$ 87,802,605	$ 3,166,992	$ -	$ 328,167,396
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 5,314,803,364	$ 5,310,433,830	$ 4,369,531	$ 3
Preferred Stocks	17,060,624	-	-	17,060,624
Money Market Funds	388,896,283	388,896,283	-	-
Total Investments in Securities:	$ 5,720,760,271	$ 5,699,330,113	$ 4,369,531	$ 17,060,627
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $4,048,536,673. Net unrealized appreciation aggregated $1,672,223,598, of which $1,860,044,581 related to appreciated investment securities and $187,820,983 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Technology Portfolio

May 31, 2013

1.802190.109

TEC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	797	$ 24,093
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	41,795	4,085,879
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
JSR Corp.	75,500	1,462,094
COMMUNICATIONS EQUIPMENT - 14.3%
Communications Equipment - 14.3%
AAC Acoustic Technology Holdings, Inc.	42,500	239,597
ADTRAN, Inc.	153,781	3,555,417
ADVA AG Optical Networking (a)	236,182	1,248,478
Alcatel-Lucent SA (a)(d)	1,375,547	2,342,665
Alcatel-Lucent SA sponsored ADR (a)	2,644,931	4,443,484
Aruba Networks, Inc. (a)	115,206	1,721,178
Brocade Communications Systems, Inc. (a)	35,610	193,362
Ciena Corp. (a)	430,302	7,203,255
Cisco Systems, Inc.	1,986,668	47,838,965
Comba Telecom Systems Holdings Ltd.	198,000	71,027
F5 Networks, Inc. (a)	627,991	52,255,131
Finisar Corp. (a)	935,922	12,260,578
HTC Corp.	24,000	219,749
Infinera Corp. (a)	797,523	8,397,917
JDS Uniphase Corp. (a)	149,098	2,030,715
Juniper Networks, Inc. (a)	3,988,390	70,714,155
Motorola Solutions, Inc.	3,560	206,338
Palo Alto Networks, Inc. (d)	57,465	2,788,202
Polycom, Inc. (a)	231	2,617
QUALCOMM, Inc.	552,987	35,103,615
Radware Ltd. (a)	327,687	4,928,412
Research In Motion Ltd. (a)	600	8,370
Riverbed Technology, Inc. (a)	1,287	19,897
Sandvine Corp. (U.K.) (a)	4,193,712	8,251,915
Sonus Networks, Inc. (a)	4,898,642	15,724,641
Spirent Communications PLC	296,000	603,105
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	464,000	5,414,880
ZTE Corp. (H Shares)	552,600	889,013
		288,676,678
COMPUTERS & PERIPHERALS - 13.0%
Computer Hardware - 9.7%
3D Systems Corp. (a)(d)	25,626	1,243,374
Advantech Co. Ltd.	1,699,000	8,303,059
Apple, Inc.	315,057	141,674,832
Hewlett-Packard Co.	1,669	40,757
Lenovo Group Ltd.	27,360,000	27,960,746
NCR Corp. (a)	64,700	2,160,980
Quanta Computer, Inc.	918,000	1,964,282

	Shares	Value
Stratasys Ltd. (a)	12,041	$ 1,012,046
Toshiba Corp.	2,062,000	9,701,157
Wistron Corp.	206,250	210,649
		194,271,882
Computer Storage & Peripherals - 3.3%
ADLINK Technology, Inc.	5,750	6,628
Catcher Technology Co. Ltd.	475,000	2,647,998
Chicony Electronics Co. Ltd.	581,000	1,597,712
EMC Corp.	854,126	21,148,160
Gemalto NV	2,478	208,062
NetApp, Inc.	270,404	10,148,262
SanDisk Corp. (a)	487,462	28,770,007
Synaptics, Inc. (a)	530	21,868
Wacom Co. Ltd.	162,000	2,001,424
		66,550,121
TOTAL COMPUTERS & PERIPHERALS		260,822,003
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	53,012	51,676
New Oriental Education & Technology Group, Inc. sponsored ADR	10,209	227,967
		279,643
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	40,000	131,877
TECO Electric & Machinery Co. Ltd.	1,200,000	1,281,752
		1,413,629
ELECTRONIC EQUIPMENT & COMPONENTS - 5.1%
Electronic Components - 2.2%
Aeroflex Holding Corp. (a)	34,138	269,690
Amphenol Corp. Class A	51,661	4,024,392
Delta Electronics, Inc.	422,000	2,010,515
InvenSense, Inc. (a)	314,164	4,046,432
Kyocera Corp.	58,000	5,655,156
Ledlink Optics, Inc.	718,000	2,084,351
Omron Corp.	124,300	3,679,401
Taiyo Yuden Co. Ltd.	369,900	5,523,904
Tong Hsing Electronics Industries Ltd.	1,467,000	6,499,002
TXC Corp.	1,977,000	2,878,762
Universal Display Corp. (a)(d)	65,236	1,942,728
Yaskawa Electric Corp.	442,000	5,337,868
		43,952,201
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	896,644	1,848,486
FEI Co.	8,700	626,487
Keyence Corp.	33,950	10,359,937
National Instruments Corp.	191,928	5,450,755
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Test Research, Inc.	59,016	$ 91,465
TPK Holding Co. Ltd. GDR (Reg. S)	76,374	1,522,583
		19,899,713
Electronic Manufacturing Services - 1.2%
Fabrinet (a)	159,000	2,310,270
Jabil Circuit, Inc.	166,707	3,344,142
Ju Teng International Holdings Ltd.	3,298,000	2,152,989
KEMET Corp. (a)	4,077	18,713
TE Connectivity Ltd.	287,878	12,778,904
Trimble Navigation Ltd. (a)	103,179	2,878,694
		23,483,712
Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	47	1,869
Digital China Holdings Ltd. (H Shares)	9,238,000	12,866,786
Redington India Ltd.	174,887	231,732
VST Holdings Ltd.	3,588,000	799,644
WPG Holding Co. Ltd.	839,200	997,017
WT Microelectronics Co. Ltd.	52,529	61,198
		14,958,246
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		102,293,872
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd. (a)	3,116,000	2,935,330
HEALTH CARE TECHNOLOGY - 0.6%
Health Care Technology - 0.6%
athenahealth, Inc. (a)	19,975	1,688,886
Cerner Corp. (a)	63,414	6,232,328
So-net M3, Inc.	2,029	4,365,863
		12,287,077
HOUSEHOLD DURABLES - 0.7%
Consumer Electronics - 0.7%
Alpine Electronics, Inc.	656,800	6,149,451
Sony Corp.	11,600	229,363
Sony Corp. sponsored ADR (d)	411,400	8,289,710
		14,668,524
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	53,000	94,160
TOTAL HOUSEHOLD DURABLES		14,762,684
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	546,000	176,194
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	539	32,002

	Shares	Value
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Amazon.com, Inc. (a)	14,928	$ 4,016,080
E-Commerce China Dangdang, Inc. ADR (a)	990	6,356
Expedia, Inc.	71	4,080
Groupon, Inc. Class A (a)(d)	336,600	2,585,088
Netflix, Inc. (a)	136	30,770
priceline.com, Inc. (a)	1,420	1,141,581
Start Today Co. Ltd. (d)	154,300	2,278,965
TripAdvisor, Inc. (a)	6,992	450,914
		10,513,834
INTERNET SOFTWARE & SERVICES - 16.6%
Internet Software & Services - 16.6%
Active Network, Inc. (a)	186,079	1,244,869
Akamai Technologies, Inc. (a)	5,578	257,257
Angie's List, Inc. (a)(d)	255,711	5,998,980
Bankrate, Inc. (a)	77,119	1,103,573
Bazaarvoice, Inc. (a)	8,500	63,665
Blinkx PLC (a)(d)	500,000	1,006,603
Cornerstone OnDemand, Inc. (a)	214,708	8,725,733
DealerTrack Holdings, Inc. (a)	79,673	2,568,658
Demandware, Inc. (a)	139,225	4,261,677
E2open, Inc.	96,400	1,408,404
eBay, Inc. (a)	332,072	17,965,095
ExactTarget, Inc. (a)	343,444	7,902,646
Facebook, Inc. Class A	7,025	171,059
Google, Inc. Class A (a)	224,462	195,373,965
INFO Edge India Ltd.	114,388	685,153
IntraLinks Holdings, Inc. (a)	251,658	1,545,180
Kakaku.com, Inc.	5,500	132,656
Keynote Systems, Inc.	66,858	842,411
LinkedIn Corp. (a)	131,037	21,952,629
LogMeIn, Inc. (a)	810	20,615
Marketo, Inc.	2,900	68,643
MercadoLibre, Inc.	236	27,050
Millennial Media, Inc. (a)(d)	334,976	2,642,961
NHN Corp.	746	199,891
Open Text Corp.	400	27,220
Qihoo 360 Technology Co. Ltd. ADR (a)	23,270	1,019,459
Rackspace Hosting, Inc. (a)	51,704	1,940,451
Renren, Inc. ADR (a)	18,800	59,408
Responsys, Inc. (a)	593,507	5,804,498
Saba Software, Inc. (a)	10,000	86,300
SciQuest, Inc. (a)	229,832	5,274,644
SINA Corp. (a)	3,380	195,026
SouFun Holdings Ltd. ADR	317	8,480
TelecityGroup PLC	69,500	1,024,832
Tencent Holdings Ltd.	259,400	10,210,207
VeriSign, Inc. (a)	4,074	191,641
Vocus, Inc. (a)	303,843	2,655,588
Web.com Group, Inc. (a)	71,100	1,492,389
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
XO Group, Inc. (a)	16,300	$ 168,542
Yahoo!, Inc. (a)	1,049,183	27,593,513
Yandex NV (a)	41,749	1,133,903
YouKu.com, Inc. ADR (a)	1,083	22,147
		335,077,621
IT SERVICES - 10.9%
Data Processing & Outsourced Services - 9.8%
Automatic Data Processing, Inc.	32	2,199
EVERTEC, Inc.	25,700	514,514
Fidelity National Information Services, Inc.	820,884	36,857,692
Fiserv, Inc. (a)	54,721	4,769,482
FleetCor Technologies, Inc. (a)	107,592	9,369,111
Global Payments, Inc.	246,882	11,840,461
Jack Henry & Associates, Inc.	62,208	2,919,421
Lender Processing Services, Inc.	14,220	470,540
MasterCard, Inc. Class A	62,896	35,866,444
Paychex, Inc.	138,816	5,168,120
QIWI PLC Class B sponsored ADR	12,800	216,320
Syntel, Inc.	2,913	186,170
The Western Union Co.	246,789	4,042,404
Total System Services, Inc.	468,483	11,014,035
VeriFone Systems, Inc. (a)	134	3,126
Visa, Inc. Class A	401,267	71,481,703
WEX, Inc. (a)	28,190	2,082,395
WNS Holdings Ltd. sponsored ADR (a)	26,900	433,090
		197,237,227
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	137,468	11,287,497
Bit-isle, Inc.	4,900	61,992
Camelot Information Systems, Inc. ADR (a)	555	988
ChinaSoft International Ltd. (a)	50,000	14,118
Cognizant Technology Solutions Corp. Class A (a)	3,223	208,367
EPAM Systems, Inc. (a)	113,900	2,637,924
IBM Corp.	966	200,947
InterXion Holding N.V. (a)	78,600	2,157,570
Pactera Technology International Ltd. ADR	288,865	1,929,618
ServiceSource International, Inc. (a)	227,262	1,852,185
Teradata Corp. (a)	3,397	189,383
Virtusa Corp. (a)	49,000	1,149,540
		21,690,129
TOTAL IT SERVICES		218,927,356
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Photographic Products - 0.1%
Sunny Optical Technology Group Co. Ltd.	783,000	1,113,992

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	400	$ 28,128
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	1,784,984
		1,813,112
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	35,000	185,241
Fanuc Corp.	39,200	5,772,782
Mirle Automation Corp.	301,893	233,754
Nippon Thompson Co. Ltd.	82,000	411,767
Shin Zu Shing Co. Ltd.	428,000	1,184,951
SMC Corp.	8,800	1,668,856
		9,457,351
MEDIA - 0.1%
Advertising - 0.0%
Dentsu, Inc.	500	15,122
ReachLocal, Inc. (a)	43,033	598,159
		613,281
Cable & Satellite - 0.0%
DIRECTV (a)	429	26,225
Movies & Entertainment - 0.1%
IMAX Corp. (a)	75,770	1,963,201
TOTAL MEDIA		2,602,707
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	2,764,500	2,780,959
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	825	20,625
IHS, Inc. Class A (a)	2,000	210,260
		230,885
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Specialized REITs - 0.6%
American Tower Corp.	146,904	11,435,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8%
Semiconductor Equipment - 2.4%
Aixtron AG (d)	217,453	3,857,604
Aixtron AG sponsored ADR (d)	29,700	530,739
Amkor Technology, Inc. (a)(d)	4,848	22,010
Applied Materials, Inc.	15,105	229,596
ASM International NV (depositary receipt)	5,660	201,383
ASML Holding NV	3,143	255,432
Entegris, Inc. (a)	104,360	1,087,431
GCL-Poly Energy Holdings Ltd.	4,325,000	999,657
GT Advanced Technologies, Inc. (a)(d)	536,300	2,386,535
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
ICD Co. Ltd. (a)	16,152	$ 213,630
Lam Research Corp. (a)	6,213	290,644
Nanometrics, Inc. (a)	21,591	311,990
Rubicon Technology, Inc. (a)(d)	749,450	6,347,842
Teradyne, Inc. (a)	10,804	193,824
Tessera Technologies, Inc.	826,681	17,153,631
Ultratech, Inc. (a)	173,195	6,314,690
Veeco Instruments, Inc. (a)(d)	190,892	8,091,912
		48,488,550
Semiconductors - 10.4%
Advanced Micro Devices, Inc. (a)(d)	3,611	14,444
Alpha & Omega Semiconductor Ltd. (a)	25,812	203,657
Altera Corp.	1,401,919	46,529,692
Analog Devices, Inc.	22,510	1,033,884
Applied Micro Circuits Corp. (a)	453,625	3,497,449
ARM Holdings PLC sponsored ADR	75	3,291
Atmel Corp. (a)	30,666	241,341
Avago Technologies Ltd.	148,131	5,586,020
Broadcom Corp. Class A	5,990	215,101
Cavium, Inc. (a)	238,499	7,813,227
Chipbond Technology Corp.	393,000	1,041,085
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	154,083	2,810,474
Cirrus Logic, Inc. (a)	8,830	161,148
Cree, Inc. (a)	101,963	6,357,393
Cypress Semiconductor Corp.	535,902	6,023,538
Dialog Semiconductor PLC (a)	11,134	173,729
Diodes, Inc. (a)	1,138	26,857
EZchip Semiconductor Ltd. (a)	81,547	2,205,031
Fairchild Semiconductor International, Inc. (a)	1,421	20,619
Freescale Semiconductor Holdings I Ltd. (a)(d)	121,988	1,942,049
Himax Technologies, Inc. sponsored ADR	119,100	858,711
Hittite Microwave Corp. (a)	295	16,013
Infineon Technologies AG	2,431	20,696
Inotera Memories, Inc. (a)	24,566,000	10,248,629
Inphi Corp. (a)	347,990	3,552,978
Intermolecular, Inc. (a)	364,238	3,110,593
International Rectifier Corp. (a)	24,126	530,289
Intersil Corp. Class A	59,689	489,450
JA Solar Holdings Co. Ltd. ADR (a)	937	6,878
Linear Technology Corp.	532	19,950
LSI Corp. (a)	431,854	3,195,720
MagnaChip Semiconductor Corp. (a)	99	1,832
Marvell Technology Group Ltd.	1,741	18,872
Maxim Integrated Products, Inc.	53	1,563
MediaTek, Inc.	2,506	30,909
Mellanox Technologies Ltd. (a)	110,274	5,719,912
Micron Technology, Inc. (a)	1,723,702	20,132,839
Mindspeed Technologies, Inc. (a)(d)	404,379	1,314,232

	Shares	Value
Monolithic Power Systems, Inc.	312,566	$ 7,679,747
MStar Semiconductor, Inc.	142,000	1,182,355
Novatek Microelectronics Corp.	652,000	3,288,359
NVIDIA Corp.	332	4,811
NXP Semiconductors NV (a)	142,017	4,381,224
O2Micro International Ltd. sponsored ADR (a)	44,200	152,490
Omnivision Technologies, Inc. (a)	551,643	10,188,846
ON Semiconductor Corp. (a)	939,395	8,041,221
Phison Electronics Corp.	133,000	1,123,824
PMC-Sierra, Inc. (a)	545,911	3,280,925
Power Integrations, Inc.	12,303	525,215
Radiant Opto-Electronics Corp.	5,710	21,512
Rambus, Inc. (a)	258,144	2,034,175
RDA Microelectronics, Inc. sponsored ADR	38,521	412,560
RF Micro Devices, Inc. (a)	484,158	2,672,552
Samsung Electronics Co. Ltd.	4	5,382
Semtech Corp. (a)	17,231	629,621
Silicon Laboratories, Inc. (a)	5,500	236,280
Silicon Motion Technology Corp. sponsored ADR	122	1,371
SK Hynix, Inc. (a)	700	19,609
Skyworks Solutions, Inc. (a)	357,741	8,535,700
Spreadtrum Communications, Inc. ADR	418,960	8,152,962
STMicroelectronics NV (NY Shares) unit	2,550	23,715
Texas Instruments, Inc.	8,405	301,655
Trina Solar Ltd. (a)	406	2,371
Xilinx, Inc.	255,118	10,370,547
YoungTek Electronics Corp.	2,536	5,938
		208,445,062
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		256,933,612
SOFTWARE - 22.6%
Application Software - 10.2%
Adobe Systems, Inc. (a)	375,679	16,120,386
ANSYS, Inc. (a)	102,327	7,623,362
AsiaInfo-Linkage, Inc. (a)	248,041	2,874,795
Aspen Technology, Inc. (a)	277,971	8,511,472
Autodesk, Inc. (a)	209,718	7,912,660
Blackbaud, Inc.	6,393	193,964
BroadSoft, Inc. (a)	371,950	10,310,454
Citrix Systems, Inc. (a)	15,452	994,336
Compuware Corp.	585,272	6,572,605
Comverse, Inc.	2,623	78,323
Concur Technologies, Inc. (a)(d)	60,418	4,877,545
Descartes Systems Group, Inc. (a)	581,300	6,447,987
Ellie Mae, Inc. (a)	7,923	177,396
Guidewire Software, Inc. (a)	134,467	5,507,768
Informatica Corp. (a)	5,877	213,688
Intuit, Inc.	110,560	6,461,126
Jive Software, Inc. (a)	202,646	3,424,717
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Kingdee International Software Group Co. Ltd. (a)	36,963,600	$ 8,081,577
Manhattan Associates, Inc. (a)	14,555	1,092,062
MicroStrategy, Inc. Class A (a)	48,198	4,409,153
Nuance Communications, Inc. (a)	314,347	5,972,593
Parametric Technology Corp. (a)	295,832	7,428,342
Pegasystems, Inc.	58,639	1,895,799
PROS Holdings, Inc. (a)	26,200	757,966
QLIK Technologies, Inc. (a)	100,374	3,087,504
RealPage, Inc. (a)	13,700	260,848
salesforce.com, Inc. (a)	1,423,948	60,275,719
SAP AG	318	23,798
SAP AG sponsored ADR	25,400	1,865,376
SolarWinds, Inc. (a)	21,820	919,713
Splunk, Inc. (a)	445	20,808
Synchronoss Technologies, Inc. (a)	134,414	4,213,878
Synopsys, Inc. (a)	7,993	291,345
TIBCO Software, Inc. (a)	439,384	9,372,061
TiVo, Inc. (a)	26,100	337,734
Ultimate Software Group, Inc. (a)	52,100	5,798,730
Verint Systems, Inc. (a)	3,405	114,306
Workday, Inc. Class A	14,900	957,027
		205,478,923
Home Entertainment Software - 2.3%
Activision Blizzard, Inc.	920,003	13,275,643
Capcom Co. Ltd.	292,900	4,677,103
Nintendo Co. Ltd.	105,400	10,408,902
Nintendo Co. Ltd. ADR	298,900	3,727,283
Perfect World Co. Ltd. sponsored ADR Class B	687,010	10,600,564
Square Enix Holdings Co. Ltd.	87,600	1,142,015
Take-Two Interactive Software, Inc. (a)	135,228	2,250,194
		46,081,704
Systems Software - 10.1%
Allot Communications Ltd. (a)	58,500	722,475
BMC Software, Inc. (a)	499	22,602
Check Point Software Technologies Ltd. (a)	47	2,354
CommVault Systems, Inc. (a)	60,073	4,205,110
Fortinet, Inc. (a)	1,137	21,899
Imperva, Inc. (a)	29,700	1,182,951
Infoblox, Inc. (a)	8,900	216,537
Insyde Software Corp.	563,000	1,009,389
Microsoft Corp.	875,661	30,543,056
NetSuite, Inc. (a)	119,712	10,486,771

	Shares	Value
Oracle Corp.	3,748,187	$ 126,538,793
Red Hat, Inc. (a)	275,841	13,303,811
ServiceNow, Inc.	50,057	1,840,095
Sourcefire, Inc. (a)	122,319	6,844,971
Tableau Software, Inc.	3,700	189,070
Totvs SA	192,100	3,313,182
VMware, Inc. Class A (a)	38,207	2,717,282
		203,160,348
TOTAL SOFTWARE		454,720,975
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Clearwire Corp. Class A (a)	1,450,386	6,497,729
Crown Castle International Corp. (a)	27,280	1,943,700
SBA Communications Corp. Class A (a)	204,844	15,418,608
		23,860,037
TOTAL COMMON STOCKS (Cost $1,741,020,590)		2,018,718,626
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.12% (b)	4,509,059	4,509,059
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	38,645,313	38,645,313
TOTAL MONEY MARKET FUNDS (Cost $43,154,372)		43,154,372
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,784,174,962)		2,061,872,998
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(48,735,994)
NET ASSETS - 100%		$ 2,013,137,004
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,229
Fidelity Securities Lending Cash Central Fund	93,834
Total	$ 107,063
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,018,718,626	$ 1,806,243,262	$ 212,475,364	$ -
Money Market Funds	43,154,372	43,154,372	-	-
Total Investments in Securities:	$ 2,061,872,998	$ 1,849,397,634	$ 212,475,364	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 110,001,394
Level 2 to Level 1	$ 0
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,794,990,712. Net unrealized appreciation aggregated $266,882,286, of which $333,852,018 related to appreciated investment securities and $66,969,732 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Energy Service Portfolio

May 31, 2013

1.802169.109

ENS-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	208,700	$ 9,005,405
ENERGY EQUIPMENT & SERVICES - 95.8%
Oil & Gas Drilling - 16.1%
C.A.T. oil AG Bearer	100,700	1,439,733
Cathedral Energy Services Ltd.	395,000	1,752,592
Discovery Offshore S.A. (a)(e)	578,100	1,182,078
Ensco PLC Class A	924,500	55,627,165
Hercules Offshore, Inc. (a)	486,800	3,363,788
Nabors Industries Ltd.	429,500	6,876,295
Noble Corp.	1,423,335	55,154,231
Ocean Rig UDW, Inc. (United States) (a)	932,313	16,231,569
Pacific Drilling SA (a)	377,200	3,749,368
Rowan Companies PLC (a)	696,700	23,158,308
Sevan Drilling ASA (a)	734,300	415,407
Unit Corp. (a)	103,200	4,661,544
Vantage Drilling Co. (a)	5,690,900	10,926,528
		184,538,606
Oil & Gas Equipment & Services - 79.7%
Baker Hughes, Inc.	416,622	18,947,969
Cameron International Corp. (a)	1,456,288	88,644,251
Core Laboratories NV (d)	219,300	30,210,768
Dresser-Rand Group, Inc. (a)	388,300	23,530,980
Dril-Quip, Inc. (a)	572,800	51,809,760
Exterran Holdings, Inc. (a)	198,900	5,752,188
FMC Technologies, Inc. (a)	998,262	55,563,263
Forum Energy Technologies, Inc. (a)	314,200	9,328,598
Geospace Technologies Corp. (a)	55,000	4,777,300
Global Geophysical Services, Inc. (a)	153,242	547,074
Gulf Island Fabrication, Inc.	60,600	1,250,178
Halliburton Co.	3,897,199	163,097,778
Helix Energy Solutions Group, Inc. (a)	367,000	8,756,620
Hornbeck Offshore Services, Inc. (a)	279,200	14,523,984
Key Energy Services, Inc. (a)	316,200	2,048,976
McDermott International, Inc. (a)	1,907,400	18,215,670
National Oilwell Varco, Inc.	1,813,562	127,493,409
Oceaneering International, Inc.	502,100	36,392,208
Oil States International, Inc. (a)	346,300	34,110,550
Petrofac Ltd.	533,300	10,947,099
Schlumberger Ltd.	2,238,811	163,500,367

	Shares	Value
Tesco Corp. (a)	759,185	$ 9,687,201
Weatherford International Ltd. (a)	2,457,166	33,147,169
		912,283,360
TOTAL ENERGY EQUIPMENT & SERVICES		1,096,821,966
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Rotork PLC	158,500	6,887,592
TOTAL COMMON STOCKS (Cost $820,895,549)		1,112,714,963
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.12% (b)	36,341,388	36,341,388
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,867,200	10,867,200
TOTAL MONEY MARKET FUNDS (Cost $47,208,588)		47,208,588
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $868,104,137)	1,159,923,551
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(15,356,020)
NET ASSETS - 100%	$ 1,144,567,531
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,182,078 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,269
Fidelity Securities Lending Cash Central Fund	4,732
Total	$ 14,001
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $870,982,644. Net unrealized appreciation aggregated $288,940,907, of which $302,651,170 related to appreciated investment securities and $13,710,263 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Finance Portfolio

May 31, 2013

1.802175.109

SAV-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL BANKS - 17.5%
Diversified Banks - 8.3%
Comerica, Inc.	191,000	$ 7,542,590
HDFC Bank Ltd. sponsored ADR	35,200	1,416,448
U.S. Bancorp	229,200	8,035,752
Wells Fargo & Co.	193,800	7,858,590
		24,853,380
Regional Banks - 9.2%
BB&T Corp.	68,000	2,238,560
Fifth Third Bancorp	107,600	1,958,320
KeyCorp	315,100	3,396,778
M&T Bank Corp. (d)	13,400	1,405,660
PNC Financial Services Group, Inc.	104,300	7,472,052
Regions Financial Corp.	908,500	8,294,605
SunTrust Banks, Inc.	85,700	2,750,113
		27,516,088
TOTAL COMMERCIAL BANKS		52,369,468
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Support Services - 0.4%
Intrum Justitia AB	61,000	1,287,075
CONSUMER FINANCE - 25.9%
Consumer Finance - 25.9%
American Express Co.	257,300	19,480,183
Capital One Financial Corp.	392,900	23,939,396
Cash America International, Inc.	30,946	1,476,434
DFC Global Corp. (a)	72,400	1,078,760
Discover Financial Services	199,100	9,439,331
EZCORP, Inc. (non-vtg.) Class A (a)	64,000	1,224,320
First Cash Financial Services, Inc. (a)	50,900	2,738,929
International Personal Finance PLC	113,500	895,888
SLM Corp.	722,300	17,147,402
		77,420,643
DIVERSIFIED FINANCIAL SERVICES - 10.4%
Other Diversified Financial Services - 9.7%
Bank of America Corp.	710,900	9,710,894
Citigroup, Inc.	195,400	10,158,846
JPMorgan Chase & Co.	168,800	9,214,792
		29,084,532
Specialized Finance - 0.7%
PHH Corp. (a)(d)	103,700	2,090,592
TOTAL DIVERSIFIED FINANCIAL SERVICES		31,175,124
IT SERVICES - 22.1%
Data Processing & Outsourced Services - 22.1%
Alliance Data Systems Corp. (a)	26,900	4,763,721
Euronet Worldwide, Inc. (a)	30,100	918,050
EVERTEC, Inc.	3,900	78,078
Fidelity National Information Services, Inc.	56,800	2,550,320

	Shares	Value
FleetCor Technologies, Inc. (a)	39,900	$ 3,474,492
Global Payments, Inc.	92,800	4,450,688
MasterCard, Inc. Class A	32,900	18,761,225
Total System Services, Inc.	315,800	7,424,458
Visa, Inc. Class A	131,484	23,422,560
		65,843,592
REAL ESTATE INVESTMENT TRUSTS - 9.8%
Mortgage REITs - 9.8%
American Capital Agency Corp.	347,500	8,965,500
Annaly Capital Management, Inc.	295,000	4,006,100
Capstead Mortgage Corp.	74,200	911,176
Chimera Investment Corp.	994,300	3,032,615
Hatteras Financial Corp.	67,600	1,745,432
Invesco Mortgage Capital, Inc.	184,757	3,445,718
MFA Financial, Inc.	569,800	5,002,844
Redwood Trust, Inc.	103,800	1,988,808
		29,098,193
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Services - 1.2%
Altisource Portfolio Solutions SA	37,000	3,487,990
THRIFTS & MORTGAGE FINANCE - 11.7%
Thrifts & Mortgage Finance - 11.7%
Flushing Financial Corp.	115,500	1,805,265
Hudson City Bancorp, Inc.	970,585	8,249,973
Nationstar Mortgage Holdings, Inc. (a)(d)	108,800	4,429,248
New York Community Bancorp, Inc.	368,400	4,818,672
Ocwen Financial Corp. (a)	158,100	6,763,518
People's United Financial, Inc.	306,800	4,221,568
ViewPoint Financial Group	56,100	1,061,973
Washington Federal, Inc.	92,900	1,624,821
WSFS Financial Corp.	36,100	1,813,664
		34,788,702
TOTAL COMMON STOCKS (Cost $250,130,668)		295,470,787
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	2,311,639	$ 2,311,639
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,108,933	6,108,933
TOTAL MONEY MARKET FUNDS (Cost $8,420,572)		8,420,572
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $258,551,240)		303,891,359
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(5,434,627)
NET ASSETS - 100%		$ 298,456,732
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,863
Fidelity Securities Lending Cash Central Fund	17,145
Total	$ 19,008
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $258,845,657. Net unrealized appreciation aggregated $45,045,702, of which $50,498,711 related to appreciated investment securities and $5,453,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.106

ATLC-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Symmetricom, Inc. (a)	255,489	$ 1,262,116
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.9%
Alternative Carriers - 10.6%
Cogent Communications Group, Inc.	346,602	9,528,089
inContact, Inc. (a)	284,800	2,067,648
Iridium Communications, Inc. (a)(d)	391,276	2,789,798
Level 3 Communications, Inc. (a)	448,178	9,604,455
Lumos Networks Corp.	562,059	7,722,691
Premiere Global Services, Inc. (a)	206,415	2,487,301
Towerstream Corp. (a)	800,924	2,058,375
TW telecom, Inc. (a)	301,557	8,603,421
Vonage Holdings Corp. (a)	2,516,600	6,895,484
		51,757,262
Integrated Telecommunication Services - 45.3%
AT&T, Inc.	945,919	33,097,706
Atlantic Tele-Network, Inc.	158,200	7,873,614
Cbeyond, Inc. (a)	118,700	1,019,633
CenturyLink, Inc.	682,854	23,319,464
Cincinnati Bell, Inc. (a)	915,600	3,149,664
Consolidated Communications Holdings, Inc.	66,298	1,128,392
Elephant Talk Communication, Inc. (a)	247,290	182,995
Frontier Communications Corp. (d)	3,088,975	12,788,357
General Communications, Inc. Class A (a)	1,167,661	10,146,974
Hawaiian Telcom Holdco, Inc. (a)	13,600	350,472
IDT Corp. Class B	73,500	1,278,165
Koninklijke KPN NV	735,837	1,425,042
Telecom Italia SpA	7,500	5,806
Telefonica Brasil SA sponsored ADR	273,463	6,757,271
Verizon Communications, Inc.	2,367,047	114,754,434
Windstream Corp. (d)	382,882	3,074,542
		220,352,531
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		272,109,793
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Manufacturing Services - 0.9%
Flextronics International Ltd. (a)	591,200	4,410,352

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	104,900	$ 3,936,897
Velti PLC (a)	145,900	256,784
		4,193,681
MEDIA - 2.9%
Cable & Satellite - 2.9%
Cablevision Systems Corp. - NY Group Class A	325	4,914
Comcast Corp. Class A	142,200	5,709,330
DISH Network Corp. Class A	68,800	2,651,552
Liberty Global, Inc. Class A (a)(d)	72,618	5,351,947
Time Warner Cable, Inc.	3,400	324,734
		14,042,477
REAL ESTATE INVESTMENT TRUSTS - 6.9%
Specialized REITs - 6.9%
American Tower Corp.	429,311	33,417,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Broadcom Corp. Class A	108,231	3,886,575
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	63,103	1,978,279
WIRELESS TELECOMMUNICATION SERVICES - 29.8%
Wireless Telecommunication Services - 29.8%
Boingo Wireless, Inc. (a)	309,315	2,242,534
Clearwire Corp. Class A (a)	1,990,243	8,916,289
Crown Castle International Corp. (a)	288,506	20,556,053
Leap Wireless International, Inc. (a)(d)	316,200	1,786,530
Millicom International Cellular SA (depository receipt)	30,100	2,415,417
Mobile TeleSystems OJSC sponsored ADR (d)	129,594	2,497,276
NII Holdings, Inc. (a)(d)	685,970	5,288,829
NTELOS Holdings Corp.	47,054	770,274
NTT DoCoMo, Inc.	2	2,922
SBA Communications Corp. Class A (a)	366,656	27,598,197
Shenandoah Telecommunications Co.	47,969	798,204
Softbank Corp.	50,800	2,539,248
Sprint Nextel Corp. (a)	2,914,135	21,273,186
T-Mobile US, Inc. (a)	732,940	15,706,904
Telephone & Data Systems, Inc.	583,300	13,561,725
TIM Participacoes SA	285,500	1,090,387
U.S. Cellular Corp.	91,900	3,648,430
Vodafone Group PLC sponsored ADR	504,709	14,611,326
		145,303,731
TOTAL COMMON STOCKS (Cost $481,164,145)		480,604,572
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	938,802	$ 938,802
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	23,483,876	23,483,876
TOTAL MONEY MARKET FUNDS (Cost $24,422,678)		24,422,678
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $505,586,823)		505,027,250
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(18,356,578)
NET ASSETS - 100%		$ 486,670,672
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,938
Fidelity Securities Lending Cash Central Fund	70,090
Total	$ 75,028
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 480,604,572	$ 478,056,596	$ 2,547,976	$ -
Money Market Funds	24,422,678	24,422,678	-	-
Total Investments in Securities:	$ 505,027,250	$ 502,479,274	$ 2,547,976	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $513,612,556. Net unrealized depreciation aggregated $8,585,306, of which $41,475,607 related to appreciated investment securities and $50,060,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Telecommunications Portfolio

May 31, 2013

1.802191.109

TEL-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Symmetricom, Inc. (a)	255,489	$ 1,262,116
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.9%
Alternative Carriers - 10.6%
Cogent Communications Group, Inc.	346,602	9,528,089
inContact, Inc. (a)	284,800	2,067,648
Iridium Communications, Inc. (a)(d)	391,276	2,789,798
Level 3 Communications, Inc. (a)	448,178	9,604,455
Lumos Networks Corp.	562,059	7,722,691
Premiere Global Services, Inc. (a)	206,415	2,487,301
Towerstream Corp. (a)	800,924	2,058,375
TW telecom, Inc. (a)	301,557	8,603,421
Vonage Holdings Corp. (a)	2,516,600	6,895,484
		51,757,262
Integrated Telecommunication Services - 45.3%
AT&T, Inc.	945,919	33,097,706
Atlantic Tele-Network, Inc.	158,200	7,873,614
Cbeyond, Inc. (a)	118,700	1,019,633
CenturyLink, Inc.	682,854	23,319,464
Cincinnati Bell, Inc. (a)	915,600	3,149,664
Consolidated Communications Holdings, Inc.	66,298	1,128,392
Elephant Talk Communication, Inc. (a)	247,290	182,995
Frontier Communications Corp. (d)	3,088,975	12,788,357
General Communications, Inc. Class A (a)	1,167,661	10,146,974
Hawaiian Telcom Holdco, Inc. (a)	13,600	350,472
IDT Corp. Class B	73,500	1,278,165
Koninklijke KPN NV	735,837	1,425,042
Telecom Italia SpA	7,500	5,806
Telefonica Brasil SA sponsored ADR	273,463	6,757,271
Verizon Communications, Inc.	2,367,047	114,754,434
Windstream Corp. (d)	382,882	3,074,542
		220,352,531
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		272,109,793
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Manufacturing Services - 0.9%
Flextronics International Ltd. (a)	591,200	4,410,352

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	104,900	$ 3,936,897
Velti PLC (a)	145,900	256,784
		4,193,681
MEDIA - 2.9%
Cable & Satellite - 2.9%
Cablevision Systems Corp. - NY Group Class A	325	4,914
Comcast Corp. Class A	142,200	5,709,330
DISH Network Corp. Class A	68,800	2,651,552
Liberty Global, Inc. Class A (a)(d)	72,618	5,351,947
Time Warner Cable, Inc.	3,400	324,734
		14,042,477
REAL ESTATE INVESTMENT TRUSTS - 6.9%
Specialized REITs - 6.9%
American Tower Corp.	429,311	33,417,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Broadcom Corp. Class A	108,231	3,886,575
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	63,103	1,978,279
WIRELESS TELECOMMUNICATION SERVICES - 29.8%
Wireless Telecommunication Services - 29.8%
Boingo Wireless, Inc. (a)	309,315	2,242,534
Clearwire Corp. Class A (a)	1,990,243	8,916,289
Crown Castle International Corp. (a)	288,506	20,556,053
Leap Wireless International, Inc. (a)(d)	316,200	1,786,530
Millicom International Cellular SA (depository receipt)	30,100	2,415,417
Mobile TeleSystems OJSC sponsored ADR (d)	129,594	2,497,276
NII Holdings, Inc. (a)(d)	685,970	5,288,829
NTELOS Holdings Corp.	47,054	770,274
NTT DoCoMo, Inc.	2	2,922
SBA Communications Corp. Class A (a)	366,656	27,598,197
Shenandoah Telecommunications Co.	47,969	798,204
Softbank Corp.	50,800	2,539,248
Sprint Nextel Corp. (a)	2,914,135	21,273,186
T-Mobile US, Inc. (a)	732,940	15,706,904
Telephone & Data Systems, Inc.	583,300	13,561,725
TIM Participacoes SA	285,500	1,090,387
U.S. Cellular Corp.	91,900	3,648,430
Vodafone Group PLC sponsored ADR	504,709	14,611,326
		145,303,731
TOTAL COMMON STOCKS (Cost $481,164,145)		480,604,572
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	938,802	$ 938,802
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	23,483,876	23,483,876
TOTAL MONEY MARKET FUNDS (Cost $24,422,678)		24,422,678
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $505,586,823)		505,027,250
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(18,356,578)
NET ASSETS - 100%		$ 486,670,672
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,938
Fidelity Securities Lending Cash Central Fund	70,090
Total	$ 75,028
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 480,604,572	$ 478,056,596	$ 2,547,976	$ -
Money Market Funds	24,422,678	24,422,678	-	-
Total Investments in Securities:	$ 505,027,250	$ 502,479,274	$ 2,547,976	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $513,612,556. Net unrealized depreciation aggregated $8,585,306, of which $41,475,607 related to appreciated investment securities and $50,060,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.106

ACSF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BEVERAGES - 25.1%
Brewers - 3.7%
Anheuser-Busch InBev SA NV	484,728	$ 44,636,348
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	305,722	11,638,837
SABMiller PLC	734,900	37,183,015
		93,458,200
Distillers & Vintners - 6.1%
Diageo PLC sponsored ADR	521,583	61,682,406
Pernod Ricard SA	426,601	51,394,255
Remy Cointreau SA	336,570	39,012,402
		152,089,063
Soft Drinks - 15.3%
Coca-Cola Bottling Co. CONSOLIDATED	100,860	6,030,419
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	34,829	5,096,876
Coca-Cola HBC AG sponsored ADR (a)	75,006	1,959,157
Coca-Cola Icecek A/S	355,162	10,858,758
Embotelladora Andina SA:
ADR	58,589	1,748,882
sponsored ADR	241,600	9,241,200
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	76,087	8,262,287
PepsiCo, Inc.	561,623	45,362,290
The Coca-Cola Co.	7,311,616	292,391,524
		380,951,393
TOTAL BEVERAGES		626,498,656
FOOD & STAPLES RETAILING - 18.7%
Drug Retail - 10.5%
CVS Caremark Corp.	3,770,221	217,089,325
Drogasil SA	534,300	5,657,822
Walgreen Co.	825,860	39,443,074
		262,190,221
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	351,129	6,629,316
Food Retail - 4.5%
Fresh Market, Inc. (a)	199,428	9,879,663
Kroger Co.	2,886,702	97,195,256
The Pantry, Inc. (a)	411,235	5,144,550
		112,219,469
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp.	64,200	7,040,814
Wal-Mart Stores, Inc.	1,065,721	79,758,560
		86,799,374
TOTAL FOOD & STAPLES RETAILING		467,838,380

	Shares	Value
FOOD PRODUCTS - 11.1%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	711,863	$ 22,943,344
Bunge Ltd.	770,543	53,629,793
First Resources Ltd.	1,413,000	2,117,108
SLC Agricola SA	253,600	2,203,519
		80,893,764
Packaged Foods & Meats - 7.8%
Amira Nature Foods Ltd.	280,270	2,497,206
Annie's, Inc. (a)	168,287	6,548,047
Green Mountain Coffee Roasters, Inc. (a)	290,737	21,261,597
Hain Celestial Group, Inc. (a)(d)	167,489	11,158,117
Lindt & Spruengli AG	141	6,030,745
Marfrig Frigor E Com de Alabama SA (a)	1,208,100	4,174,031
Mead Johnson Nutrition Co. Class A	558,016	45,238,357
Nestle SA	491,080	32,531,415
Orion Corp.	2,360	2,260,396
TreeHouse Foods, Inc. (a)	112,100	7,340,308
Ulker Biskuvi Sanayi A/S	728,525	5,583,089
Unilever NV (NY Reg.)	1,121,550	45,736,809
Want Want China Holdings Ltd.	1,511,000	2,222,229
WhiteWave Foods Co. Class A	143,605	2,504,471
		195,086,817
TOTAL FOOD PRODUCTS		275,980,581
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	81,400	6,591,772
HOUSEHOLD PRODUCTS - 13.7%
Household Products - 13.7%
Colgate-Palmolive Co.	850,584	49,197,779
Procter & Gamble Co.	3,750,258	287,869,804
Svenska Cellulosa AB (SCA) (B Shares)	202,600	5,062,438
		342,130,021
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Hengan International Group Co. Ltd.	604,500	6,684,921
Herbalife Ltd.	128,590	6,001,295
L'Oreal SA	187,400	31,749,760
Natura Cosmeticos SA	62,600	1,476,294
Nu Skin Enterprises, Inc. Class A (d)	298,105	17,528,574
		63,440,844
PHARMACEUTICALS - 1.7%
Pharmaceuticals - 1.7%
Johnson & Johnson	503,697	42,401,213
TOBACCO - 24.8%
Tobacco - 24.8%
Altria Group, Inc.	3,489,999	125,988,964
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	3,300,343	$ 362,278,648
Imperial Tobacco Group PLC	183,812	6,621,823
ITC Ltd.	1,160,425	6,965,803
Japan Tobacco, Inc.	205,300	6,986,977
Lorillard, Inc.	403,133	17,108,965
Philip Morris International, Inc.	926,132	84,194,660
Souza Cruz SA	614,600	8,272,910
		618,418,750
TOTAL COMMON STOCKS (Cost $1,801,308,684)		2,443,300,217
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	54,604,430	54,604,430
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,881,825	12,881,825
TOTAL MONEY MARKET FUNDS (Cost $67,486,255)		67,486,255
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,868,794,939)		2,510,786,472
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,681,402)
NET ASSETS - 100%		$ 2,496,105,070
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,454
Fidelity Securities Lending Cash Central Fund	179,627
Total	$ 223,081
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,443,300,217	$ 2,338,895,020	$ 104,405,197	$ -
Money Market Funds	67,486,255	67,486,255	-	-
Total Investments in Securities:	$ 2,510,786,472	$ 2,406,381,275	$ 104,405,197	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,871,564,188. Net unrealized appreciation aggregated $639,222,284, of which $644,247,439 related to appreciated investment securities and $5,025,155 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Consumer Staples Portfolio

May 31, 2013

1.802172.109

FOO-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
BEVERAGES - 25.1%
Brewers - 3.7%
Anheuser-Busch InBev SA NV	484,728	$ 44,636,348
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	305,722	11,638,837
SABMiller PLC	734,900	37,183,015
		93,458,200
Distillers & Vintners - 6.1%
Diageo PLC sponsored ADR	521,583	61,682,406
Pernod Ricard SA	426,601	51,394,255
Remy Cointreau SA	336,570	39,012,402
		152,089,063
Soft Drinks - 15.3%
Coca-Cola Bottling Co. CONSOLIDATED	100,860	6,030,419
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	34,829	5,096,876
Coca-Cola HBC AG sponsored ADR (a)	75,006	1,959,157
Coca-Cola Icecek A/S	355,162	10,858,758
Embotelladora Andina SA:
ADR	58,589	1,748,882
sponsored ADR	241,600	9,241,200
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	76,087	8,262,287
PepsiCo, Inc.	561,623	45,362,290
The Coca-Cola Co.	7,311,616	292,391,524
		380,951,393
TOTAL BEVERAGES		626,498,656
FOOD & STAPLES RETAILING - 18.7%
Drug Retail - 10.5%
CVS Caremark Corp.	3,770,221	217,089,325
Drogasil SA	534,300	5,657,822
Walgreen Co.	825,860	39,443,074
		262,190,221
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	351,129	6,629,316
Food Retail - 4.5%
Fresh Market, Inc. (a)	199,428	9,879,663
Kroger Co.	2,886,702	97,195,256
The Pantry, Inc. (a)	411,235	5,144,550
		112,219,469
Hypermarkets & Super Centers - 3.5%
Costco Wholesale Corp.	64,200	7,040,814
Wal-Mart Stores, Inc.	1,065,721	79,758,560
		86,799,374
TOTAL FOOD & STAPLES RETAILING		467,838,380

	Shares	Value
FOOD PRODUCTS - 11.1%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	711,863	$ 22,943,344
Bunge Ltd.	770,543	53,629,793
First Resources Ltd.	1,413,000	2,117,108
SLC Agricola SA	253,600	2,203,519
		80,893,764
Packaged Foods & Meats - 7.8%
Amira Nature Foods Ltd.	280,270	2,497,206
Annie's, Inc. (a)	168,287	6,548,047
Green Mountain Coffee Roasters, Inc. (a)	290,737	21,261,597
Hain Celestial Group, Inc. (a)(d)	167,489	11,158,117
Lindt & Spruengli AG	141	6,030,745
Marfrig Frigor E Com de Alabama SA (a)	1,208,100	4,174,031
Mead Johnson Nutrition Co. Class A	558,016	45,238,357
Nestle SA	491,080	32,531,415
Orion Corp.	2,360	2,260,396
TreeHouse Foods, Inc. (a)	112,100	7,340,308
Ulker Biskuvi Sanayi A/S	728,525	5,583,089
Unilever NV (NY Reg.)	1,121,550	45,736,809
Want Want China Holdings Ltd.	1,511,000	2,222,229
WhiteWave Foods Co. Class A	143,605	2,504,471
		195,086,817
TOTAL FOOD PRODUCTS		275,980,581
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	81,400	6,591,772
HOUSEHOLD PRODUCTS - 13.7%
Household Products - 13.7%
Colgate-Palmolive Co.	850,584	49,197,779
Procter & Gamble Co.	3,750,258	287,869,804
Svenska Cellulosa AB (SCA) (B Shares)	202,600	5,062,438
		342,130,021
PERSONAL PRODUCTS - 2.5%
Personal Products - 2.5%
Hengan International Group Co. Ltd.	604,500	6,684,921
Herbalife Ltd.	128,590	6,001,295
L'Oreal SA	187,400	31,749,760
Natura Cosmeticos SA	62,600	1,476,294
Nu Skin Enterprises, Inc. Class A (d)	298,105	17,528,574
		63,440,844
PHARMACEUTICALS - 1.7%
Pharmaceuticals - 1.7%
Johnson & Johnson	503,697	42,401,213
TOBACCO - 24.8%
Tobacco - 24.8%
Altria Group, Inc.	3,489,999	125,988,964
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	3,300,343	$ 362,278,648
Imperial Tobacco Group PLC	183,812	6,621,823
ITC Ltd.	1,160,425	6,965,803
Japan Tobacco, Inc.	205,300	6,986,977
Lorillard, Inc.	403,133	17,108,965
Philip Morris International, Inc.	926,132	84,194,660
Souza Cruz SA	614,600	8,272,910
		618,418,750
TOTAL COMMON STOCKS (Cost $1,801,308,684)		2,443,300,217
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.12% (b)	54,604,430	54,604,430
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,881,825	12,881,825
TOTAL MONEY MARKET FUNDS (Cost $67,486,255)		67,486,255
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,868,794,939)		2,510,786,472
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,681,402)
NET ASSETS - 100%		$ 2,496,105,070
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,454
Fidelity Securities Lending Cash Central Fund	179,627
Total	$ 223,081
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,443,300,217	$ 2,338,895,020	$ 104,405,197	$ -
Money Market Funds	67,486,255	67,486,255	-	-
Total Investments in Securities:	$ 2,510,786,472	$ 2,406,381,275	$ 104,405,197	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,871,564,188. Net unrealized appreciation aggregated $639,222,284, of which $644,247,439 related to appreciated investment securities and $5,025,155 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013